Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 7.7%
Accent Group Ltd.	12,446	$16,483
AGL Energy Ltd.	14,473	78,748
ALS Ltd.	6,478	55,491
Ampol Ltd.	6,939	180,129
ANZ Group Holdings Ltd.	55,087	1,056,599
APA Group	22,143	121,492
Aristocrat Leisure Ltd.	3,932	110,305
Aurizon Holdings Ltd.	24,983	65,196
Australian Clinical Labs Ltd.(a)(b)	16,774	29,438
Bank of Queensland Ltd.(b)	17,677	72,885
Bendigo & Adelaide Bank Ltd.(b)	15,067	100,755
BlueScope Steel Ltd.	7,493	116,589
Brambles Ltd.	22,231	234,232
Brickworks Ltd.	1,093	20,308
CAR Group Ltd.	3,974	93,542
Centuria Capital Group(b)	23,510	26,841
Challenger Ltd.	9,214	42,740
Charter Hall Group	12,402	111,252
Cleanaway Waste Management Ltd.	39,099	69,382
Cochlear Ltd.	429	94,465
Coles Group Ltd.	29,837	329,748
Commonwealth Bank of Australia	23,547	1,848,671
Computershare Ltd.	5,634	95,970
CSL Ltd.	2,556	480,116
CSR Ltd.	17,598	101,262
Dexus	24,230	125,038
Dicker Data Ltd.(b)	4,165	29,265
Eagers Automotive Ltd.	7,311	67,539
Endeavour Group Ltd.(b)	31,954	114,866
First Resources Ltd.	94,100	95,522
Goodman Group	10,927	241,024
GPT Group	55,249	164,723
Harvey Norman Holdings Ltd.(b)	28,107	94,436
Helia Group Ltd.	22,833	58,244
IDP Education Ltd.(b)	3,296	38,534
IGO Ltd.(b)	12,908	59,538
Iluka Resources Ltd.	3,729	17,540
Incitec Pivot Ltd.	49,539	93,403
Inghams Group Ltd.	13,213	30,946
Insignia Financial Ltd.(b)	16,003	26,310
Insurance Australia Group Ltd.	16,386	68,417
IPH Ltd.	12,065	49,667
IVE Group Ltd.(b)	12,478	17,747
JB Hi-Fi Ltd.	4,616	193,487
Lottery Corp. Ltd.	42,437	142,582
Lovisa Holdings Ltd.(b)	2,600	56,604
Macquarie Group Ltd.	5,008	652,464
McMillan Shakespeare Ltd.	4,256	54,505
Medibank Pvt Ltd.	42,596	104,489
Metcash Ltd.	47,100	120,147
Mineral Resources Ltd.(b)	2,718	125,668
Mirvac Group	60,075	92,495
MyState Ltd.	7,096	16,944
National Australia Bank Ltd.	53,238	1,203,133
New Hope Corp. Ltd.(b)	30,635	92,936
nib holdings Ltd.	7,187	36,854
Nick Scali Ltd.	4,022	40,409
Nine Entertainment Co. Holdings Ltd.(b)	64,047	71,451
Northern Star Resources Ltd.	7,838	73,992
NRW Holdings Ltd.	8,013	15,317
Orica Ltd.(b)	3,609	42,993
Origin Energy Ltd.	28,222	169,391
Orora Ltd.	21,713	38,530
Pilbara Minerals Ltd.(b)	67,560	168,812
Premier Investments Ltd.	3,906	83,609
QBE Insurance Group Ltd.	20,232	239,304
Qube Holdings Ltd.(b)	25,241	56,153
Ramsay Health Care Ltd.(b)	1,290	47,559
REA Group Ltd.(b)	898	108,659
Reece Ltd.(b)	4,232	77,583
Rio Tinto Ltd.(b)	6,918	549,540
Rio Tinto PLC	24,326	1,541,715
Santos Ltd.	53,450	270,249
Scentre Group	142,981	316,222
SEEK Ltd.(b)	4,203	68,688
Seven Group Holdings Ltd.(b)	3,125	83,120
Sigma Healthcare Ltd.	3,577	3,022
Sonic Healthcare Ltd.	6,356	121,953
Steadfast Group Ltd.	15,769	60,492
Stockland(b)	58,066	183,729
Suncorp Group Ltd.	18,837	201,298
Super Retail Group Ltd.	8,466	88,924
Telstra Group Ltd.	250,619	631,125
Terracom Ltd.(b)	65,583	10,269
TPG Telecom Ltd.(b)	26,366	77,577
Transurban Group	48,455	421,072
Treasury Wine Estates Ltd.	6,398	51,967
Ventia Services Group Pty. Ltd.	35,343	88,772
Vicinity Ltd.(b)	88,584	123,097
Viva Energy Group Ltd.(c)	49,153	118,649
Waypoint REIT Ltd.(b)	23,085	38,405
Wesfarmers Ltd.	21,558	962,008
Westpac Banking Corp.	65,661	1,118,052
Whitehaven Coal Ltd.	31,249	144,747
Woodside Energy Group Ltd.	60,291	1,199,682
Woolworths Group Ltd.(b)	10,495	227,113
Worley Ltd.	8,102	88,536
Yancoal Australia Ltd.(b)	56,985	194,808

Total Australia		20,056,299

Austria - 0.8%
ANDRITZ AG	1,321	82,462
BAWAG Group AG(c)	2,292	145,304
CA Immobilien Anlagen AG	780	27,546
Erste Group Bank AG	11,179	498,628
Mondi PLC	6,560	115,644
Oesterreichische Post AG	1,176	40,198
OMV AG	7,584	359,245
Telekom Austria AG	16,587	138,833
UNIQA Insurance Group AG	17,164	148,482
Verbund AG	2,456	179,706
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,829	57,087
voestalpine AG	3,488	97,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Wienerberger AG	1,934	$70,515

Total Austria		1,961,593

Belgium - 0.9%
Ackermans & van Haaren NV	267	46,714
Aedifica SA	1,485	91,336
Ageas SA	5,155	238,953
Anheuser-Busch InBev SA	7,994	487,449
Bekaert SA	1,559	80,044
bpost SA	7,188	26,891
Cofinimmo SA	1,226	80,306
D’ieteren Group	545	121,016
KBC Group NV	9,541	715,323
Melexis NV	772	62,657
Solvay SA(b)	2,149	58,719
Tessenderlo Group SA	1,807	47,325
UCB SA	1,148	141,838
Warehouses De Pauw CVA	3,216	91,903
Xior Student Housing NV(a)	1,547	46,781

Total Belgium		2,337,255

China - 0.4%
BOC Aviation Ltd.(c)	10,400	80,128
BOC Hong Kong Holdings Ltd.	198,500	531,349
CITIC Telecom International Holdings Ltd.	173,000	55,924
Prosus NV	4,013	126,012
Qingdao Port International Co. Ltd., Class H(b)(c)	114,000	67,004
Wilmar International Ltd.	94,100	239,155

Total China		1,099,572

Denmark - 1.6%
Alm Brand AS	31,233	59,513
Carlsberg AS, Class B	1,705	232,945
Coloplast AS, Class B	1,998	269,737
D/S Norden AS	1,849	75,336
Danske Bank AS	11,146	333,420
Dfds AS	366	10,620
DSV AS	533	86,589
Novo Nordisk AS, Class B	17,160	2,189,692
Novonesis (Novozymes) B, Class B	2,142	125,670
Pandora AS	1,126	181,702
Royal Unibrew AS	653	43,180
Scandinavian Tobacco Group AS(c)	2,785	49,922
Spar Nord Bank AS	3,281	54,727
Sydbank AS	1,899	98,105
Topdanmark AS	1,626	69,452
Tryg AS	9,354	192,592

Total Denmark		4,073,202

Egypt - 0.1%
Energean PLC	8,121	112,129

Finland - 1.4%
Aktia Bank OYJ	3,315	35,874
Citycon OYJ(b)	6,928	28,627
Elisa OYJ	4,151	185,375
Huhtamaki OYJ(b)	1,281	53,721
Kemira OYJ	3,484	65,923
Kesko OYJ, Class A(b)	2,629	49,858
Kesko OYJ, Class B	5,108	95,521
Kone OYJ, Class B	5,804	270,415
Konecranes OYJ	1,909	99,189
Metsa Board OYJ, Class B(b)	6,371	48,302
Metso OYJ(b)	9,689	115,158
Nokia OYJ	55,100	195,841
Nordea Bank Abp(b)	127,845	1,425,203
Orion OYJ, Class B	1,474	55,033
Outokumpu OYJ(b)	13,186	57,391
Sampo OYJ, Class A	7,219	308,079
TietoEVRY OYJ(b)	4,251	90,031
UPM-Kymmene OYJ	8,493	283,153
Valmet OYJ(b)	3,488	91,878
Wartsila OYJ Abp	5,578	84,882

Total Finland		3,639,454

France - 12.3%
Accor SA	2,706	126,543
Aeroports de Paris SA	1,211	166,232
Air Liquide SA	4,466	930,121
Airbus SE	3,515	648,087
Alten SA	463	67,605
Amundi SA(c)	5,539	380,762
Antin Infrastructure Partners SA	4,493	65,217
Arkema SA	984	103,658
AXA SA	61,070	2,296,244
BioMerieux	395	43,620
BNP Paribas SA	26,853	1,910,022
Bollore SE	17,006	113,688
Bouygues SA	6,959	284,320
Bureau Veritas SA	6,448	196,937
Capgemini SE	1,218	280,583
Carrefour SA	7,323	125,553
Cie de Saint-Gobain SA	6,430	499,511
Cie Generale des Etablissements Michelin SCA	14,746	565,680
Coface SA	9,421	149,059
Credit Agricole SA	85,378	1,273,949
Danone SA	10,781	697,328
Dassault Aviation SA	486	107,076
Dassault Systemes SE	2,107	93,389
Edenred SE	1,564	83,544
Eiffage SA	2,140	243,023
Elis SA	3,729	84,815
Eramet SA(b)	812	61,782
EssilorLuxottica SA	2,716	615,109
Eurazeo SE	1,177	103,282
Gaztransport & Technigaz SA	550	82,269
Gecina SA	1,424	145,564
Getlink SE	9,590	163,437
Hermes International SCA	366	935,232
Imerys SA	2,083	71,044
Interparfums SA	1,299	73,232
Ipsen SA	293	34,903
IPSOS SA	604	42,629
Kering SA	1,372	542,843
Klepierre SA(b)	7,320	189,734
L’Oreal SA	3,803	1,801,641
La Francaise des Jeux SAEM(c)	4,618	188,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Legrand SA	3,037	$322,158
LVMH Moet Hennessy Louis Vuitton SE	2,913	2,622,853
Metropole Television SA	4,626	69,046
Nexans SA	301	31,500
Orange SA	49,194	578,474
Pernod Ricard SA	2,340	378,954
Publicis Groupe SA	5,063	552,545
Remy Cointreau SA	245	24,724
Rexel SA	9,949	268,945
Rubis SCA	4,192	148,226
Safran SA	1,910	433,291
Sanofi SA	16,499	1,620,809
Schneider Electric SE	5,991	1,356,494
SCOR SE	2,914	100,928
SEB SA	545	69,808
Societe BIC SA	592	42,326
Societe Generale SA	19,247	515,719
Sodexo SA	1,177	101,032
Sopra Steria Group	337	81,673
SPIE SA	3,501	131,657
Teleperformance SE	784	76,273
Thales SA	1,541	263,039
TotalEnergies SE	55,417	3,798,702
Valeo SE	1,945	24,346
Veolia Environnement SA	14,336	466,499
Verallia SA(c)	2,899	112,838
Vicat SACA	741	29,250
Vinci SA	10,599	1,359,436
Vivendi SE	10,466	114,163
Wendel SE	545	55,682

Total France		32,339,082

Georgia - 0.0%
Bank of Georgia Group PLC	1,713	109,279

Germany - 9.1%
Allianz SE, Registered Shares	9,270	2,781,222
Bayer AG, Registered Shares	18,003	552,771
Bayerische Motoren Werke AG	26,906	3,108,095
Bechtle AG	1,057	55,914
Beiersdorf AG	698	101,731
Brenntag SE	1,196	100,854
Carl Zeiss Meditec AG, Bearer Shares	349	43,647
Commerzbank AG	8,068	110,922
Continental AG	1,938	140,024
CTS Eventim AG & Co. KGaA	1,114	99,197
Daimler Truck Holding AG	11,487	582,584
Dermapharm Holding SE	1,120	39,481
Deutsche Bank AG, Registered Shares	18,585	292,687
Deutsche Boerse AG	1,097	224,690
Deutsche Post AG, Registered Shares	19,246	829,660
Deutsche Telekom AG, Registered Shares	79,593	1,934,110
DWS Group GmbH & Co. KGaA(c)	4,984	219,507
E.ON SE	55,159	767,582
Evonik Industries AG	9,672	191,419
Fielmann Group AG	1,191	54,744
Freenet AG	4,123	116,130
Fresenius Medical Care AG	3,519	135,489
GEA Group AG	1,639	69,371
Hannover Rueck SE	1,644	450,449
Heidelberg Materials AG	3,408	375,241
Henkel AG & Co. KGaA	2,222	160,208
HochTief AG	1,669	194,131
Hugo Boss AG	1,007	59,403
Infineon Technologies AG	4,356	148,262
K&S AG, Registered Shares	4,361	68,105
Kloeckner & Co. SE	5,125	37,361
Knorr-Bremse AG	1,756	132,943
Lanxess AG	2,124	56,912
Mercedes-Benz Group AG	31,205	2,487,500
Merck KGaA	592	104,599
MTU Aero Engines AG	333	84,587
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,833	895,391
Puma SE	813	36,895
Rheinmetall AG	238	133,918
RWE AG	5,976	203,045
SAP SE	6,211	1,210,504
Siemens AG, Registered Shares	13,032	2,490,634
Siemens Healthineers AG(c)	7,896	483,690
Siltronic AG	379	33,646
Sixt SE	774	77,281
Stroeer SE & Co. KGaA	1,428	86,982
Suedzucker AG	3,764	54,026
Symrise AG	414	49,608
Talanx AG	4,237	335,876
thyssenkrupp AG	7,104	38,162
Traton SE	6,308	227,133
United Internet AG, Registered Shares	2,187	49,271
Vonovia SE	10,861	321,399
Wacker Neuson SE	4,953	91,793

Total Germany		23,730,786

Hong Kong - 1.5%
AIA Group Ltd.	78,800	529,096
Bank of East Asia Ltd.	52,949	63,053
CLP Holdings Ltd.	43,500	346,546
Dah Sing Banking Group Ltd.	99,600	70,884
Hang Lung Group Ltd.	50,000	57,561
Hang Seng Bank Ltd.	27,800	304,234
Hong Kong & China Gas Co. Ltd.	317,816	240,805
Hong Kong Exchanges & Clearing Ltd.	11,059	321,888
Link REIT	54,531	234,457
MTR Corp. Ltd.	82,643	272,434
Power Assets Holdings Ltd.	50,500	295,524
Sun Hung Kai Properties Ltd.	54,000	520,581
Swire Pacific Ltd., Class A	19,500	160,456
Swire Pacific Ltd., Class B	72,500	94,487
Swire Properties Ltd.	123,800	260,051
Techtronic Industries Co. Ltd.	15,500	210,127

Total Hong Kong		3,982,184

Ireland - 0.5%
AIB Group PLC	15,361	78,039
Bank of Ireland Group PLC	9,866	100,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
CRH PLC	8,262	$712,636
Glanbia PLC	3,838	75,771
Kerry Group PLC, Class A	530	45,472
Kingspan Group PLC	681	62,119
Smurfit Kappa Group PLC(b)	3,670	167,541

Total Ireland		1,242,270

Israel - 0.8%
Amot Investments Ltd.	23,623	112,773
Ashtrom Group Ltd.*	1,721	25,732
Azrieli Group Ltd.	1,468	106,623
Bank Hapoalim BM	29,434	281,188
Bank Leumi Le-Israel BM	23,487	198,733
Bezeq The Israeli Telecommunication Corp. Ltd.	45,090	58,213
Delek Group Ltd.	777	102,610
FIBI Holdings Ltd.	1,931	88,283
First International Bank of Israel Ltd.	3,657	154,118
Gav-Yam Lands Corp. Ltd.	8,772	66,562
Harel Insurance Investments & Financial Services Ltd.*	5,102	48,880
ICL Group Ltd.	48,090	256,090
Israel Discount Bank Ltd., Class A	26,070	138,473
Matrix IT Ltd.	2,390	53,231
Mega Or Holdings Ltd.	3,933	105,354
Mivne Real Estate KD Ltd.	13,772	34,098
Mizrahi Tefahot Bank Ltd.	4,555	174,059
Newmed Energy LP	24,231	61,859
Phoenix Holdings Ltd.	5,932	61,688
Plus500 Ltd.	3,886	88,607

Total Israel		2,217,174

Italy - 4.4%
A2A SpA	80,787	146,013
ACEA SpA	5,215	92,481
Anima Holding SpA(c)	8,442	40,116
Assicurazioni Generali SpA	41,509	1,051,705
Azimut Holding SpA	4,085	111,089
Banca Generali SpA	2,852	113,411
Banca Mediolanum SpA	19,981	219,679
Banca Popolare di Sondrio SpA	14,332	107,421
Banco BPM SpA	34,050	226,822
BPER Banca	18,365	86,874
Brembo SpA	3,243	41,574
Buzzi SpA	1,867	73,396
Credito Emiliano SpA	11,364	113,772
Davide Campari-Milano NV	4,238	42,631
De’ Longhi SpA	1,960	67,865
DiaSorin SpA	253	24,455
Enav SpA(c)	21,974	92,080
Enel SpA	320,110	2,115,453
Eni SpA(b)	62,963	996,064
ERG SpA(b)	2,547	64,038
Ferrari NV	621	270,955
FinecoBank Banca Fineco SpA	9,557	143,315
Hera SpA	24,781	87,410
Infrastrutture Wireless Italiane SpA(c)	11,822	134,445
Intesa Sanpaolo SpA	373,715	1,357,348
Iren SpA	27,624	56,505
Italgas SpA	27,855	162,450
Leonardo SpA	4,527	113,820
Mediobanca Banca di Credito Finanziario SpA	21,828	325,560
Moncler SpA	2,285	170,722
Piaggio & C SpA	13,074	41,400
Poste Italiane SpA(c)	41,440	519,384
PRADA SpA	17,900	141,801
Prysmian SpA	2,643	138,126
Recordati Industria Chimica & Farmaceutica SpA	2,237	123,794
Saras SpA	37,781	72,304
Snam SpA	69,066	326,411
Technogym SpA(c)	8,743	86,870
Terna - Rete Elettrica Nazionale	27,974	231,423
UniCredit SpA	23,656	898,668
Unieuro SpA(c)	1,512	14,427
Unipol Gruppo SpA	15,345	128,703
UnipolSai Assicurazioni SpA	55,517	160,928
Zignago Vetro SpA	3,962	56,739

Total Italy		11,590,447

Japan - 18.9%
ABC-Mart, Inc.	3,700	70,861
ADEKA Corp.	3,400	72,428
Advantest Corp.	2,500	112,640
Aeon Co. Ltd.	3,500	83,138
Aeon Mall Co. Ltd.(b)	3,200	37,890
AGC, Inc.	3,800	138,798
Aica Kogyo Co. Ltd.(b)	2,200	54,075
Air Water, Inc.	3,000	47,474
Aisin Corp.	2,900	119,204
Ajinomoto Co., Inc.	2,900	108,454
Akita Bank Ltd.	3,000	41,825
Alfresa Holdings Corp.	3,600	52,866
Amada Co. Ltd.(b)	10,400	118,090
Amano Corp.	3,300	84,427
ARE Holdings, Inc.(b)	5,300	67,657
Asahi Group Holdings Ltd.	4,300	158,595
Asahi Kasei Corp.	20,892	153,503
Asics Corp.	1,400	67,537
Astellas Pharma, Inc.	21,000	228,045
Autobacs Seven Co. Ltd.(b)	12,400	131,378
Azbil Corp.(b)	1,200	33,254
Bandai Namco Holdings, Inc.	5,000	93,429
BayCurrent Consulting, Inc.	1,000	19,647
Bridgestone Corp.	11,700	514,554
Canon Marketing Japan, Inc.	3,000	88,962
Canon, Inc.(b)	15,600	463,944
Capcom Co. Ltd.	3,200	59,097
Casio Computer Co. Ltd.(b)	4,100	35,109
Central Japan Railway Co.	3,000	73,858
Chiba Bank Ltd.(b)	11,700	97,523
Chubu Electric Power Co., Inc.	12,300	161,649
Chugai Pharmaceutical Co. Ltd.	10,500	400,588
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	77,673
COMSYS Holdings Corp.	3,300	77,362
Concordia Financial Group Ltd.	15,400	78,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Cosmo Energy Holdings Co. Ltd.(b)	1,700	$86,210
Dai-ichi Life Holdings, Inc.	8,800	224,034
Daicel Corp.	6,100	61,022
Daifuku Co. Ltd.	2,100	49,730
Daiichi Sankyo Co. Ltd.	5,800	183,069
Daikin Industries Ltd.(b)	1,200	163,335
Daito Trust Construction Co. Ltd.	800	92,240
Daiwa House Industry Co. Ltd.	8,000	239,347
Daiwa Securities Group, Inc.	18,500	140,695
Denka Co. Ltd.(b)	1,600	24,807
Denso Corp.	34,500	657,197
Dentsu Group, Inc.	3,400	94,242
DIC Corp.	3,100	59,155
Disco Corp.	600	226,727
DMG Mori Co. Ltd.	3,300	88,570
Earth Corp.(b)	3,100	88,384
East Japan Railway Co.	5,700	109,936
Ebara Corp.	1,400	127,563
Ehime Bank Ltd.	5,300	39,782
Electric Power Development Co. Ltd.	3,600	59,372
ENEOS Holdings, Inc.	39,800	192,314
Exedy Corp.	6,400	129,400
EXEO Group, Inc.	7,600	81,300
FANUC Corp.	8,200	226,747
Fast Retailing Co. Ltd.	800	249,179
FIDEA Holdings Co. Ltd.	5,700	60,184
Fuji Electric Co. Ltd.	1,200	81,271
FUJIFILM Holdings Corp.	7,200	160,322
Fujikura Ltd.	5,900	88,805
Fujimi, Inc.	900	20,932
Fujitsu Ltd.(b)	10,000	164,525
Fukuoka Financial Group, Inc.(b)	3,200	85,548
Gunma Bank Ltd.(b)	12,300	71,372
Hachijuni Bank Ltd.	8,700	59,784
Hakuhodo DY Holdings, Inc.(b)	4,100	37,534
Hamamatsu Photonics KK	900	31,833
Hankyu Hanshin Holdings, Inc.	1,800	52,307
Haseko Corp.	4,700	58,880
Hazama Ando Corp.(b)	5,700	44,667
Heiwa Corp.(b)	4,200	55,669
Hirogin Holdings, Inc.	14,400	103,805
Hirose Electric Co. Ltd.	500	51,158
Hitachi Construction Machinery Co. Ltd.	2,800	83,605
Hitachi Ltd.	7,200	661,508
Hokkaido Gas Co. Ltd.	2,900	48,440
Honda Motor Co. Ltd.	54,400	679,708
Horiba Ltd.	700	74,142
Hoshizaki Corp.	1,400	52,015
Hoya Corp.	900	111,441
Hulic Co. Ltd.	9,600	99,682
Hyakujushi Bank Ltd.	1,500	29,505
Idemitsu Kosan Co. Ltd.	19,400	133,568
IHI Corp.(b)	3,700	100,210
Iida Group Holdings Co. Ltd.(b)	5,400	71,128
Inaba Denki Sangyo Co. Ltd.	6,300	145,902
INFRONEER Holdings, Inc.(b)	9,000	85,840
Inpex Corp.	18,700	289,189
Internet Initiative Japan, Inc.	1,600	29,982
Isuzu Motors Ltd.	11,700	158,866
ITOCHU Corp.(b)	15,700	670,760
Itoham Yonekyu Holdings, Inc.	3,760	99,624
Izumi Co. Ltd.	1,900	44,077
Japan Airlines Co. Ltd.	4,400	84,819
Japan Exchange Group, Inc.	3,900	105,910
Japan Post Holdings Co. Ltd.	59,000	597,231
Japan Post Insurance Co. Ltd.	3,400	65,273
Japan Tobacco, Inc.	52,700	1,411,648
JFE Holdings, Inc.	9,000	151,046
JTEKT Corp.	7,100	66,991
K’s Holdings Corp.(b)	5,700	50,449
Kaga Electronics Co. Ltd.(b)	1,100	46,371
Kajima Corp.	6,900	142,518
Kakaku.com, Inc.	4,600	57,187
Kamigumi Co. Ltd.(b)	3,300	73,241
Kansai Electric Power Co., Inc.	8,943	129,673
Kao Corp.	3,900	145,285
Kawasaki Heavy Industries Ltd.(b)	2,100	70,724
KDDI Corp.	22,400	663,364
Keyence Corp.	430	197,576
Ki-Star Real Estate Co. Ltd.(b)	500	12,752
Kikkoman Corp.	4,000	52,040
Kintetsu Group Holdings Co. Ltd.(b)	2,000	58,832
Kirin Holdings Co. Ltd.	7,300	101,195
Kobayashi Pharmaceutical Co. Ltd.	500	16,832
Kobe Steel Ltd.(b)	9,900	134,490
Koei Tecmo Holdings Co. Ltd.(b)	3,000	32,112
Kokuyo Co. Ltd.	4,800	78,877
Komatsu Ltd.	20,700	604,950
Konami Group Corp.	1,000	67,825
Kubota Corp.	9,800	154,370
Kuraray Co. Ltd.	4,900	53,146
Kurita Water Industries Ltd.	1,000	41,633
KYB Corp.	1,800	61,489
Kyowa Kirin Co. Ltd.	4,200	74,665
Kyushu Railway Co.	2,800	65,548
LIKE, Inc.	2,100	23,325
Lintec Corp.	4,400	92,015
M3, Inc.	3,000	42,360
Macnica Holdings, Inc.(b)	1,000	49,087
Marubeni Corp.	32,600	566,292
Marui Group Co. Ltd.(b)	2,600	42,012
Matsui Securities Co. Ltd.(b)	5,300	28,926
Max Co. Ltd.	2,400	51,617
Mazda Motor Corp.	10,300	119,473
Mebuki Financial Group, Inc.	25,000	84,509
Medipal Holdings Corp.	3,100	47,521
MEIJI Holdings Co. Ltd.	2,300	51,457
MEITEC Group Holdings, Inc.	3,300	65,130
Minebea Mitsumi, Inc.	3,400	66,295
MISUMI Group, Inc.	1,200	16,373
Mitsubishi Chemical Group Corp.	25,600	154,941
Mitsubishi Corp.	64,900	1,495,301
Mitsubishi Electric Corp.	18,100	300,421
Mitsubishi Estate Co. Ltd.	9,400	172,945
Mitsubishi Gas Chemical Co., Inc.	3,200	54,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Mitsubishi Heavy Industries Ltd.(b)	26,000	$248,842
Mitsubishi Logistics Corp.	2,300	75,605
Mitsubishi Shokuhin Co. Ltd.	1,500	55,701
Mitsubishi UFJ Financial Group, Inc.	172,800	1,777,724
Mitsuboshi Belting Ltd.(b)	2,200	67,885
Mitsui Chemicals, Inc.(b)	2,800	80,127
Mitsui Fudosan Co. Ltd.	21,000	228,600
Miura Co. Ltd.	2,500	48,325
Miyazaki Bank Ltd.	2,200	41,632
Mizuho Financial Group, Inc.(b)	41,150	828,193
Mizuho Medy Co. Ltd.(b)	1,700	37,798
MS&AD Insurance Group Holdings, Inc.	21,000	376,167
Murata Manufacturing Co. Ltd.	13,000	242,572
Nabtesco Corp.	2,500	42,287
Nagase & Co. Ltd.	3,000	50,626
NEC Corp.	1,400	101,662
NGK Insulators Ltd.	4,400	59,308
NH Foods Ltd.(b)	1,300	43,704
NHK Spring Co. Ltd.	8,200	81,109
Nichias Corp.	3,600	96,812
Nikkon Holdings Co. Ltd.(b)	2,600	50,756
Nikon Corp.(b)	4,500	45,522
Nintendo Co. Ltd.	11,900	644,438
Nippn Corp.	7,000	109,710
Nippon Carbon Co. Ltd.	700	24,652
Nippon Electric Glass Co. Ltd.	3,700	94,661
Nippon Express Holdings, Inc.	1,900	97,068
Nippon Gas Co. Ltd.	2,800	47,538
Nippon Kayaku Co. Ltd.	6,700	57,816
Nippon Paint Holdings Co. Ltd.	10,900	77,314
Nippon Sanso Holdings Corp.	1,300	40,784
Nippon Shinyaku Co. Ltd.	1,100	32,489
Nippon Shokubai Co. Ltd.	4,400	42,621
Nippon Steel Corp.(b)	26,400	639,831
Nippon Telegraph & Telephone Corp.	822,700	977,379
Nishimatsu Construction Co. Ltd.(b)	1,400	41,303
Nissan Chemical Corp.	1,400	52,958
Nissan Motor Co. Ltd.(b)	21,200	85,209
Nisshin Seifun Group, Inc.	3,900	54,102
Nisshinbo Holdings, Inc.	6,500	52,912
Nissin Foods Holdings Co. Ltd.(b)	2,400	66,603
Niterra Co. Ltd.(b)	5,600	188,116
Nitto Denko Corp.	2,100	191,206
Noevir Holdings Co. Ltd.	4,100	141,683
NOF Corp.	4,500	62,009
Nomura Holdings, Inc.	34,600	223,496
Nomura Real Estate Holdings, Inc.	3,300	95,940
Nomura Research Institute Ltd.	3,200	89,713
NSD Co. Ltd.	3,000	58,991
NSK Ltd.	11,700	68,316
Obayashi Corp.	14,000	172,288
Obic Co. Ltd.	500	75,242
Oji Holdings Corp.(b)	8,000	33,719
Okinawa Cellular Telephone Co.	5,400	126,664
OKUMA Corp.(b)	1,100	51,742
Okumura Corp.	1,600	53,811
Olympus Corp.	4,300	62,861
Omron Corp.	1,600	57,204
Ono Pharmaceutical Co. Ltd.(b)	8,300	134,609
Open House Group Co. Ltd.	1,300	42,510
Oracle Corp.	1,300	98,394
Oriental Land Co. Ltd.	1,700	54,467
Osaka Gas Co. Ltd.	3,600	80,685
OSG Corp.	5,500	79,477
Otsuka Corp.	4,000	84,496
Otsuka Holdings Co. Ltd.	3,900	162,602
Panasonic Holdings Corp.	18,600	177,649
Persol Holdings Co. Ltd.	44,200	62,352
Pigeon Corp.	4,600	44,178
Pola Orbis Holdings, Inc.	2,700	25,895
Prima Meat Packers Ltd.	3,600	54,781
Recruit Holdings Co. Ltd.	3,100	137,379
Resona Holdings, Inc.	21,100	132,488
Resonac Holdings Corp.(b)	2,200	52,709
Ricoh Co. Ltd.	6,000	53,580
Rohm Co. Ltd.	3,100	49,743
Ryohin Keikaku Co. Ltd.	2,200	36,690
Sangetsu Corp.	2,700	59,586
Sanki Engineering Co. Ltd.	5,400	76,248
Sankyo Co. Ltd.	7,000	77,426
Sanshin Electronics Co. Ltd.	2,300	32,689
Santen Pharmaceutical Co. Ltd.	7,000	71,066
Sanwa Holdings Corp.(b)	5,200	92,115
SBI Holdings, Inc.(b)	5,400	140,972
SCREEN Holdings Co. Ltd.(b)	1,400	184,684
Scroll Corp.	3,800	24,104
SCSK Corp.	2,900	54,371
Secom Co. Ltd.	1,500	108,626
Sega Sammy Holdings, Inc.	5,300	70,494
Seiko Epson Corp.(b)	4,500	78,660
Sekisui Chemical Co. Ltd.	8,100	119,350
Sekisui House Ltd.	9,800	227,606
Senshu Ikeda Holdings, Inc.(b)	17,500	45,674
Seven & i Holdings Co. Ltd.	20,200	294,435
Seven Bank Ltd.(b)	30,600	59,787
SG Holdings Co. Ltd.	5,700	71,671
Shimadzu Corp.	2,100	58,694
Shimano, Inc.	400	60,392
Shin-Etsu Chemical Co. Ltd.	22,400	974,473
Shinko Electric Industries Co. Ltd.(b)	1,000	37,114
Shionogi & Co. Ltd.	3,500	179,226
Shiseido Co. Ltd.	2,500	67,610
SKY Perfect JSAT Holdings, Inc.(b)	9,800	68,573
SMC Corp.	300	168,152
SoftBank Corp.(b)	75,300	970,698
Sojitz Corp.(b)	4,980	131,192
Sompo Holdings, Inc.	14,700	309,842
Sony Group Corp.	2,600	223,073
Starts Corp., Inc.	2,400	54,075
Subaru Corp.	11,500	261,997
SUMCO Corp.(b)	5,300	84,292
Sumitomo Bakelite Co. Ltd.	1,800	55,042
Sumitomo Corp.	25,900	624,975
Sumitomo Electric Industries Ltd.	8,900	138,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Sumitomo Forestry Co. Ltd.	2,800	$90,913
Sumitomo Heavy Industries Ltd.	1,700	53,029
Sumitomo Mitsui Financial Group, Inc.	14,800	871,209
Sumitomo Mitsui Trust Holdings, Inc.	11,200	244,802
Sumitomo Realty & Development Co. Ltd.	2,000	76,606
Sumitomo Rubber Industries Ltd.	2,900	35,985
Sundrug Co. Ltd.	1,700	52,423
Suzuki Motor Corp.(b)	12,000	137,844
Sysmex Corp.	3,300	58,033
T&D Holdings, Inc.	5,400	92,679
Taiheiyo Cement Corp.	1,800	41,853
Taisei Corp.	2,000	74,267
Taiyo Yuden Co. Ltd.(b)	1,300	31,137
Takara Holdings, Inc.(b)	8,200	58,001
Takeda Pharmaceutical Co. Ltd.	22,400	619,258
Tama Home Co. Ltd.	900	26,998
TDK Corp.	2,400	118,632
Teijin Ltd.	3,200	29,813
Terumo Corp.	4,600	82,946
THK Co. Ltd.	2,000	46,662
TIS, Inc.	2,000	43,464
Tobu Railway Co. Ltd.	2,000	49,965
Toho Co. Ltd.	1,000	32,694
Toho Gas Co. Ltd.	2,200	50,354
TOKAI Holdings Corp.(b)	8,000	52,225
Tokai Tokyo Financial Holdings, Inc.	16,300	65,590
Tokio Marine Holdings, Inc.	21,400	664,999
Tokyo Electron Device Ltd.(b)	1,800	81,945
Tokyo Electron Ltd.	3,100	810,512
Tokyo Gas Co. Ltd.	3,800	88,155
Tokyo Ohka Kogyo Co. Ltd.	2,100	63,536
Tokyo Seimitsu Co. Ltd.	800	64,356
Tokyo Tatemono Co. Ltd.	4,100	71,288
Tokyu Fudosan Holdings Corp.	12,300	101,467
Toray Industries, Inc.	13,900	67,973
Tosoh Corp.	5,500	74,935
Toyo Seikan Group Holdings Ltd.	3,900	62,838
Toyo Tire Corp.	4,000	74,743
Toyota Boshoku Corp.	3,200	54,318
Toyota Motor Corp.	126,470	3,168,748
Toyota Tsusho Corp.	4,500	305,213
Transcosmos, Inc.(b)	2,000	41,495
Trend Micro, Inc.(b)	1,300	67,266
Tsubakimoto Chain Co.	5,400	183,752
UBE Corp.	2,800	50,442
Unicharm Corp.	2,000	63,881
USS Co. Ltd.	10,200	85,087
West Japan Railway Co.	3,000	62,182
Yakult Honsha Co. Ltd.(b)	2,000	41,217
YAMABIKO Corp.	2,400	31,668
Yamada Holdings Co. Ltd.	14,800	43,145
Yamaha Motor Co. Ltd.	17,800	167,421
Yamanashi Chuo Bank Ltd.	3,400	42,302
Yamato Holdings Co. Ltd.	2,900	41,351
Yaskawa Electric Corp.	1,900	79,631
Yokogawa Electric Corp.	1,700	39,247
Yokohama Rubber Co. Ltd.	2,300	61,183
Yokorei Co. Ltd.	4,100	28,201
ZOZO, Inc.(b)	3,700	93,047

Total Japan		49,720,820

Jersey - 0.0%
Ithaca Energy PLC	65,893	110,708

Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,608	87,442

Netherlands - 2.6%
Aalberts NV	1,894	91,210
Aegon Ltd.	34,472	210,348
Akzo Nobel NV	1,884	140,762
Arcadis NV	947	58,042
ASM International NV	144	88,009
ASML Holding NV	1,370	1,320,099
BE Semiconductor Industries NV	1,217	186,508
CTP NV(c)	6,142	109,583
Euronext NV(c)	1,174	111,831
Ferrovial SE	5,784	229,130
Heineken Holding NV	2,765	223,368
Heineken NV(b)	3,914	377,651
IMCD NV	629	110,967
ING Groep NV, Series N(b)	100,894	1,661,288
JDE Peet’s NV	4,063	85,391
Koninklijke Ahold Delhaize NV(b)	17,352	519,477
Koninklijke KPN NV	82,341	308,225
Koninklijke Vopak NV	2,054	79,261
Randstad NV(b)	3,660	193,371
SBM Offshore NV	4,687	74,866
Signify NV(c)	2,489	76,826
Universal Music Group NV(b)	11,370	342,355
Wolters Kluwer NV	1,781	279,289

Total Netherlands		6,877,857

Norway - 1.7%
ABG Sundal Collier Holding ASA	28,049	15,720
Aker ASA, Class A	1,266	72,761
Aker BP ASA	16,043	398,982
Austevoll Seafood ASA	8,399	65,962
Bouvet ASA	7,240	41,310
DNB Bank ASA	46,698	925,902
DNO ASA	50,801	45,656
Equinor ASA	30,502	805,244
Europris ASA(c)	5,679	40,831
Gjensidige Forsikring ASA	8,366	121,226
Hoegh Autoliners ASA	10,924	92,841
Kongsberg Gruppen ASA	2,303	159,108
Leroy Seafood Group ASA	18,192	80,089
Mowi ASA	6,648	121,916
MPC Container Ships ASA	29,191	33,756
Orkla ASA	11,894	83,916
Protector Forsikring ASA	3,043	63,673
Rana Gruber ASA	7,389	53,671
SpareBank 1 SMN	7,863	99,877
SpareBank 1 SR-Bank ASA	6,966	87,327
Sparebanken Vest	5,951	63,851
Storebrand ASA	6,988	64,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Telenor ASA	37,843	$421,210
TGS ASA	2,303	25,092
Var Energi ASA	87,263	286,758
Wallenius Wilhelmsen ASA	21,763	177,236

Total Norway		4,448,329

Portugal - 0.4%
EDP - Energias de Portugal SA	63,235	246,541
Galp Energia SGPS SA	10,051	166,245
Jeronimo Martins SGPS SA	5,218	103,579
Navigator Co. SA	40,481	177,064
NOS SGPS SA	32,531	127,394
REN - Redes Energeticas Nacionais SGPS SA	21,797	51,790
Semapa-Sociedade de Investimento & Gestao	5,383	86,623
Sonae SGPS SA	76,153	72,376

Total Portugal		1,031,612

Singapore - 2.4%
CapitaLand Investment Ltd.	75,600	150,124
City Developments Ltd.	13,300	57,650
ComfortDelGro Corp. Ltd.	56,300	58,403
DBS Group Holdings Ltd.	56,763	1,515,390
Genting Singapore Ltd.	190,900	125,183
Hour Glass Ltd.	20,400	24,185
Keppel Infrastructure Trust	269,935	99,006
Keppel Ltd.	48,700	264,862
Netlink NBN Trust(a)	116,000	73,488
Oversea-Chinese Banking Corp. Ltd.	121,301	1,212,471
Propnex Ltd.(a)	63,200	43,082
Raffles Medical Group Ltd.	48,900	37,682
Sembcorp Industries Ltd.	22,100	88,426
Sheng Siong Group Ltd.	62,500	70,854
Singapore Airlines Ltd.(b)	93,600	443,865
Singapore Exchange Ltd.	17,100	116,695
Singapore Technologies Engineering Ltd.	26,753	79,688
Singapore Telecommunications Ltd.	332,000	622,377
StarHub Ltd.	107,700	94,166
United Overseas Bank Ltd.	42,228	917,089
UOL Group Ltd.	8,600	36,640
Venture Corp. Ltd.	5,600	59,212

Total Singapore		6,190,538

Spain - 5.0%
Acciona SA	631	76,905
Acerinox SA	6,771	74,333
ACS Actividades de Construccion y Servicios SA	5,850	245,012
Aena SME SA(c)	2,499	492,418
Amadeus IT Group SA	3,411	218,970
Atresmedia Corp. de Medios de Comunicacion SA	21,146	101,217
Banco Bilbao Vizcaya Argentaria SA(b)	165,466	1,972,884
Banco de Sabadell SA	56,364	88,570
Banco Santander SA	160,296	782,761
Bankinter SA(b)	17,779	130,223
CaixaBank SA(b)	135,595	657,967
Cia de Distribucion Integral Logista Holdings SA	5,239	146,545
CIE Automotive SA	1,369	39,329
Corp. ACCIONA Energias Renovables SA(b)	2,416	52,655
Enagas SA	7,870	116,997
Endesa SA	42,938	795,993
Faes Farma SA	14,886	50,562
Fluidra SA	4,348	102,933
Fomento de Construcciones y Contratas SA	7,344	100,254
Gestamp Automocion SA(c)	13,769	44,314
Grupo Catalana Occidente SA	2,800	107,201
Iberdrola SA	140,452	1,743,655
Industria de Diseno Textil SA	53,930	2,718,266
Inmobiliaria Colonial Socimi SA	13,329	79,030
Mapfre SA(b)	58,213	147,242
Merlin Properties Socimi SA	17,572	189,303
Naturgy Energy Group SA(b)	23,784	516,303
Prosegur Cash SA(b)(c)	17,920	9,270
Redeia Corp. SA	9,774	166,836
Repsol SA	21,042	350,880
Sacyr SA	18,680	68,996
Telefonica SA	152,013	671,308
Unicaja Banco SA(b)(c)	46,551	57,666
Viscofan SA(b)	1,118	71,118

Total Spain		13,187,916

Sweden - 2.4%
AAK AB	2,570	61,146
AFRY AB	3,799	60,755
Alfa Laval AB	2,597	102,203
Assa Abloy AB, Class B	6,416	184,273
Atlas Copco AB, Class A	18,503	312,865
Atlas Copco AB, Class B	7,693	113,784
Atrium Ljungberg AB, Class B	2,269	44,393
Avanza Bank Holding AB(b)	2,594	56,016
Axfood AB(b)	2,949	85,828
Billerud Aktiebolag	4,328	38,866
Clas Ohlson AB, Class B	1,531	20,762
Dios Fastigheter AB	8,628	69,516
Dometic Group AB(c)	4,094	33,135
Elekta AB, Class B	5,853	44,174
Epiroc AB, Class A	6,056	113,898
Essity AB, Class B(b)	6,043	143,663
Evolution AB(c)	1,631	202,964
FastPartner AB, Class A	3,428	24,686
H & M Hennes & Mauritz AB, Class B(b)	21,301	347,785
Hexpol AB	6,118	74,726
Holmen AB, Class B*(b)	944	38,439
Hufvudstaden AB, Class A(b)	2,154	26,188
Husqvarna AB, Class B(b)	10,871	93,169
Indutrade AB	2,398	65,464
Investment AB Latour, Class B	4,800	126,368
L E Lundbergforetagen AB, Class B	504	27,310
Lifco AB, Class B	4,239	110,845
Loomis AB	1,276	35,657
Nibe Industrier AB, Class B(b)	9,167	45,061
Nordic Paper Holding AB	6,358	31,574
Nordnet AB publ	4,264	78,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Peab AB, Class B	14,333	$90,280
Saab AB, Class B	646	57,516
Sagax AB, Class B	2,525	66,687
Sandvik AB	9,002	200,117
Securitas AB, Class B(b)	7,319	75,534
Skandinaviska Enskilda Banken AB, Class A(b)	49,719	673,996
Skandinaviska Enskilda Banken AB, Class C	3,532	50,077
Skanska AB, Class B(b)	6,360	113,310
SKF AB, Class B(b)	4,166	85,131
Svenska Cellulosa AB SCA, Class B(b)	3,911	60,095
Svenska Handelsbanken AB, Class A	35,373	358,110
Sweco AB, Class B(b)	4,556	51,344
Swedbank AB, Class A(b)	27,956	555,062
Thule Group AB(b)(c)	1,292	38,992
Trelleborg AB, Class B(b)	2,260	80,930
Volvo AB, Class A	7,024	193,655
Volvo AB, Class B(b)	24,874	674,854
Wihlborgs Fastigheter AB	7,382	68,486

Total Sweden		6,308,009

Switzerland - 9.2%
ABB Ltd., Registered Shares	25,376	1,180,194
Accelleron Industries AG	2,256	84,609
Adecco Group AG, Registered Shares	4,237	167,749
Alcon, Inc.	649	53,854
Allreal Holding AG, Registered Shares	61	10,484
Baloise Holding AG, Registered Shares	646	101,343
Banque Cantonale Vaudoise, Registered Shares(b)	1,528	177,789
BKW AG	532	81,746
Cembra Money Bank AG	548	45,935
Cie Financiere Richemont SA, Class A, Registered Shares	4,027	614,758
Clariant AG, Registered Shares*	2,586	34,999
Coca-Cola HBC AG	5,795	183,233
DKSH Holding AG	1,214	82,690
DSM-Firmenich AG	1,509	171,772
EFG International AG	6,866	85,835
Flughafen Zurich AG, Registered Shares	450	102,221
Galenica AG(c)	1,080	90,170
Geberit AG, Registered Shares	317	187,589
Georg Fischer AG, Registered Shares	1,522	113,047
Givaudan SA, Registered Shares	60	267,525
Helvetia Holding AG, Registered Shares	1,317	181,751
Holcim AG, Registered Shares	12,230	1,108,806
Julius Baer Group Ltd.	4,288	247,939
Kuehne & Nagel International AG, Registered Shares	3,326	926,864
Logitech International SA, Registered Shares	1,005	90,112
Mobilezone Holding AG, Registered Shares	2,634	43,456
Nestle SA, Registered Shares	36,816	3,913,769
Novartis AG, Registered Shares	40,090	3,888,823
OC Oerlikon Corp. AG, Registered Shares	14,731	64,962
Partners Group Holding AG	314	449,020
PSP Swiss Property AG, Registered Shares	672	88,187
Roche Holding AG	8,408	2,144,241
Roche Holding AG, Bearer Shares	1,253	338,047
Schindler Holding AG, Participation Certificate	325	81,945
Schindler Holding AG, Registered Shares	282	68,880
SFS Group AG(b)	432	56,884
SGS SA, Registered Shares*(b)	3,695	358,957
SIG Group AG(b)	3,051	67,747
Sika AG, Registered Shares	793	236,483
Sonova Holding AG, Registered Shares	405	117,404
Stadler Rail AG(b)	1,055	33,640
STMicroelectronics NV	2,317	99,894
Straumann Holding AG, Registered Shares	582	93,048
Sulzer AG, Registered Shares	886	107,910
Swatch Group AG, Bearer Shares(b)	237	55,099
Swatch Group AG, Registered Shares	1,025	46,544
Swiss Life Holding AG, Registered Shares	670	470,272
Swiss Prime Site AG, Registered Shares	1,039	98,109
Swiss Re AG	8,146	1,048,661
Swisscom AG, Registered Shares	974	596,274
UBS Group AG, Registered Shares	36,544	1,125,492
VAT Group AG(c)	280	145,269
Vontobel Holding AG, Registered Shares	927	56,297
Zurich Insurance Group AG	3,523	1,902,115

Total Switzerland		24,190,443

United Kingdom - 12.8%
4imprint Group PLC	985	78,889
Admiral Group PLC	4,015	143,891
Airtel Africa PLC(c)	61,061	81,609
Antofagasta PLC	12,869	331,475
Ashmore Group PLC	32,158	79,500
Ashtead Group PLC	2,403	171,207
Associated British Foods PLC	5,128	161,819
Assura PLC	59,642	31,885
AstraZeneca PLC	16,813	2,267,903
Auto Trader Group PLC(c)	4,740	41,927
BAE Systems PLC	38,746	660,525
Balfour Beatty PLC	13,217	63,814
Barclays PLC	272,836	631,417
Beazley PLC	6,704	56,360
Bellway PLC	3,269	110,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Investments	Shares	Value
Berkeley Group Holdings PLC	1,583	$95,147
Big Yellow Group PLC	4,580	61,560
Bodycote PLC	9,412	82,812
BP PLC	238,230	1,491,780
Bridgepoint Group PLC(c)	10,038	32,995
British American Tobacco PLC	72,872	2,214,857
British Land Co. PLC	24,098	120,306
Britvic PLC	7,943	82,479
BT Group PLC	209,542	290,248
Bunzl PLC	3,059	117,783
Burberry Group PLC	4,198	64,327
Centrica PLC	59,162	95,401
Clarkson PLC	1,474	74,667
Compass Group PLC	16,028	470,346
Computacenter PLC	1,389	47,306
ConvaTec Group PLC(c)	18,582	67,229
Cranswick PLC	1,456	75,337
DCC PLC	1,606	116,858
Derwent London PLC	2,222	60,855
Diageo PLC	19,416	717,545
Diploma PLC	1,170	55,011
Drax Group PLC	7,715	48,866
DS Smith PLC	47,571	238,393
Dunelm Group PLC	4,743	67,825
FDM Group Holdings PLC	7,250	31,414
Games Workshop Group PLC	812	102,986
Grainger PLC	13,306	43,333
Greggs PLC	1,726	62,664
H&T Group PLC	3,409	16,020
Haleon PLC	35,342	148,715
Halma PLC	1,418	42,418
Harbour Energy PLC	22,175	77,259
Hargreaves Lansdown PLC	6,522	60,638
Hays PLC	59,503	70,995
Howden Joinery Group PLC	14,670	168,047
HSBC Holdings PLC	542,911	4,245,302
Hunting PLC	4,824	20,140
IMI PLC	3,093	70,916
Imperial Brands PLC	26,159	584,903
Inchcape PLC	8,851	80,951
Informa PLC	15,720	165,062
InterContinental Hotels Group PLC	2,095	218,125
Intertek Group PLC	1,546	97,356
Investec PLC	13,727	92,183
ITV PLC	105,738	98,711
J Sainsbury PLC	43,544	148,739
Johnson Matthey PLC	3,967	89,652
Land Securities Group PLC	13,722	114,094
Lloyds Banking Group PLC	1,260,566	824,231
London Stock Exchange Group PLC	2,083	249,715
LondonMetric Property PLC	39,041	100,215
Morgan Sindall Group PLC	2,313	67,788
National Grid PLC	99,049	1,333,818
NatWest Group PLC	238,175	798,822
Next PLC	1,708	199,193
PageGroup PLC	12,931	73,279
Pan African Resources PLC	111,510	31,695
Pearson PLC	6,242	82,164
Pennon Group PLC	6,267	51,261
Primary Health Properties PLC	37,540	44,459
Prudential PLC	18,255	171,340
PZ Cussons PLC	33,653	38,133
Reckitt Benckiser Group PLC	11,521	656,672
Redde Northgate PLC	13,005	62,675
Redrow PLC	8,885	74,696
RELX PLC	18,219	788,039
Renishaw PLC	1,419	76,183
Rentokil Initial PLC	16,758	99,857
Rightmove PLC	6,574	45,642
Rotork PLC	15,339	63,712
RS Group PLC	5,250	48,202
Safestore Holdings PLC	4,353	41,489
Sage Group PLC	8,885	142,039
Savills PLC	4,367	58,807
Schroders PLC	23,751	112,993
Serco Group PLC	14,762	35,375
Serica Energy PLC	15,222	36,247
Severn Trent PLC	3,477	108,490
Shell PLC	76,271	2,529,170
Smith & Nephew PLC	7,977	99,923
Smiths Group PLC	4,225	87,611
Spectris PLC	1,790	74,778
Spirax-Sarco Engineering PLC	363	46,085
SSE PLC	31,337	653,177
St. James’s Place PLC	12,985	76,193
Standard Chartered PLC	25,118	213,037
Tate & Lyle PLC	7,442	58,052
TBC Bank Group PLC	2,195	89,147
Tesco PLC	134,876	505,353
TORM PLC, Class A	3,183	107,936
Travis Perkins PLC	9,321	85,885
Unilever PLC	44,291	2,224,316
Unite Group PLC	7,500	92,659
United Utilities Group PLC	9,080	118,030
Vesuvius PLC	16,187	101,260
Victrex PLC	1,501	24,631
Virgin Money U.K. PLC	37,408	101,080
Vodafone Group PLC	955,025	850,054
Weir Group PLC	2,874	73,410
WH Smith PLC	4,623	76,913
Whitbread PLC	2,627	109,977

Total United Kingdom		33,468,697

United States - 1.9%
GSK PLC	78,798	1,700,767
Stellantis NV	118,148	3,361,618

Total United States		5,062,385

TOTAL COMMON STOCKS (Cost: $210,137,502)		259,175,482

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $13,623,091)	13,623,091	13,623,091

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $223,760,593)		272,798,573
Other Assets less Liabilities - (4.0)%		(10,503,005)

NET ASSETS - 100.0%		$262,295,568

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

(a)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,683,021 and the total market value of the collateral held by the Fund was $19,404,825. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,781,734.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2024	92,147	AUD	9,086,062	JPY	$81	$—
Bank of America NA	4/3/2024	776,266	ILS	211,897	USD	—	(9)
Bank of America NA	4/3/2024	1,261,446,569	JPY	8,337,414	USD	—	(1,235)
Bank of America NA	4/3/2024	650,822	SEK	9,204,900	JPY	46	—
Bank of America NA	4/3/2024	842,961	SGD	624,627	USD	3	—
Bank of America NA	4/3/2024	207,584	USD	740,729	ILS	5,397	—
Bank of America NA	4/3/2024	8,167,692	USD	1,216,719,841	JPY	127,086	—
Bank of America NA	4/3/2024	611,911	USD	821,694	SGD	3,040	—
Bank of America NA	4/4/2024	4,756,278	AUD	3,103,048	USD	33	—
Bank of America NA	4/4/2024	3,752,110	CHF	4,166,321	USD	—	(93)
Bank of America NA	4/4/2024	4,140,948	DKK	599,597	USD	5	—
Bank of America NA	4/4/2024	13,199,174	EUR	14,255,636	USD	23	—
Bank of America NA	4/4/2024	5,089,400	GBP	6,429,297	USD	—	(78)
Bank of America NA	4/4/2024	9,646,386	NOK	889,216	USD	—	(10)
Bank of America NA	4/4/2024	14,839,334	SEK	1,387,883	USD	—	(14)
Bank of America NA	4/4/2024	3,039,881	USD	4,664,054	AUD	—	(3,032)
Bank of America NA	4/4/2024	4,081,509	USD	3,581,965	CHF	104,204	—
Bank of America NA	4/4/2024	587,391	USD	4,039,716	DKK	2,447	—
Bank of America NA	4/4/2024	13,965,439	USD	12,889,077	EUR	44,697	—
Bank of America NA	4/4/2024	6,298,418	USD	4,978,298	GBP	9,549	—
Bank of America NA	4/4/2024	871,115	USD	9,226,027	NOK	20,658	—
Bank of America NA	4/4/2024	1,359,630	USD	14,050,760	SEK	45,514	—
Bank of America NA	5/3/2024	3,219,947	USD	4,931,580	AUD	—	(173)
Bank of America NA	5/3/2024	626,251	USD	4,318,921	DKK	—	(28)
Bank of America NA	5/3/2024	4,817,727	USD	3,813,116	GBP	8	—
Bank of America NA	5/3/2024	211,869	USD	775,244	ILS	10	—
Bank of America NA	5/6/2024	3,587,146	USD	3,219,144	CHF	11	—
Bank of America NA	5/6/2024	15,110,867	USD	13,973,171	EUR	—	(144)
Bank of America NA	5/6/2024	795,292	USD	8,620,561	NOK	8	—
Bank of America NA	5/6/2024	1,189,510	USD	12,702,175	SEK	—	(15)
Bank of America NA	5/6/2024	666,270	USD	897,761	SGD	17	—
Bank of America NA	5/7/2024	8,759,427	USD	1,318,448,805	JPY	1,120	—
Barclays Bank PLC	4/3/2024	776,266	ILS	211,897	USD	—	(9)
Barclays Bank PLC	4/3/2024	1,261,446,569	JPY	8,337,414	USD	—	(1,235)
Barclays Bank PLC	4/3/2024	842,965	SGD	624,627	USD	6	—
Barclays Bank PLC	4/3/2024	207,584	USD	740,732	ILS	5,396	—
Barclays Bank PLC	4/3/2024	27,678	USD	100,408	ILS	271	—
Barclays Bank PLC	4/3/2024	8,167,692	USD	1,216,724,741	JPY	127,054	—
Barclays Bank PLC	4/3/2024	1,089,026	USD	159,408,903	JPY	35,584	—
Barclays Bank PLC	4/3/2024	611,911	USD	821,737	SGD	3,008	—
Barclays Bank PLC	4/3/2024	81,588	USD	108,480	SGD	1,205	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Barclays Bank PLC	4/4/2024	4,756,263	AUD	3,103,048	USD	24	—
Barclays Bank PLC	4/4/2024	3,752,226	CHF	4,166,321	USD	37	—
Barclays Bank PLC	4/4/2024	4,140,960	DKK	599,597	USD	7	—
Barclays Bank PLC	4/4/2024	13,199,186	EUR	14,255,636	USD	36	—
Barclays Bank PLC	4/4/2024	5,089,501	GBP	6,429,297	USD	50	—
Barclays Bank PLC	4/4/2024	9,646,386	NOK	889,216	USD	—	(10)
Barclays Bank PLC	4/4/2024	14,839,602	SEK	1,387,883	USD	11	—
Barclays Bank PLC	4/4/2024	3,039,881	USD	4,664,054	AUD	—	(3,032)
Barclays Bank PLC	4/4/2024	405,318	USD	612,973	AUD	5,403	—
Barclays Bank PLC	4/4/2024	4,081,509	USD	3,582,051	CHF	104,109	—
Barclays Bank PLC	4/4/2024	544,201	USD	476,828	CHF	14,745	—
Barclays Bank PLC	4/4/2024	587,391	USD	4,039,740	DKK	2,444	—
Barclays Bank PLC	4/4/2024	78,319	USD	533,812	DKK	1,024	—
Barclays Bank PLC	4/4/2024	13,965,439	USD	12,889,144	EUR	44,625	—
Barclays Bank PLC	4/4/2024	1,862,059	USD	1,702,502	EUR	23,285	—
Barclays Bank PLC	4/4/2024	6,298,418	USD	4,978,318	GBP	9,525	—
Barclays Bank PLC	4/4/2024	839,789	USD	655,672	GBP	11,507	—
Barclays Bank PLC	4/4/2024	871,115	USD	9,226,376	NOK	20,626	—
Barclays Bank PLC	4/4/2024	116,149	USD	1,215,198	NOK	4,132	—
Barclays Bank PLC	4/4/2024	1,359,630	USD	14,050,924	SEK	45,498	—
Barclays Bank PLC	4/4/2024	181,284	USD	1,854,907	SEK	7,801	—
Barclays Bank PLC	5/3/2024	3,219,947	USD	4,931,482	AUD	—	(108)
Barclays Bank PLC	5/3/2024	626,251	USD	4,319,015	DKK	—	(41)
Barclays Bank PLC	5/3/2024	4,817,727	USD	3,813,191	GBP	—	(87)
Barclays Bank PLC	5/3/2024	211,869	USD	775,284	ILS	—	(1)
Barclays Bank PLC	5/6/2024	3,587,146	USD	3,219,209	CHF	—	(61)
Barclays Bank PLC	5/6/2024	15,110,867	USD	13,973,184	EUR	—	(158)
Barclays Bank PLC	5/6/2024	795,292	USD	8,620,800	NOK	—	(14)
Barclays Bank PLC	5/6/2024	1,189,510	USD	12,702,369	SEK	—	(33)
Barclays Bank PLC	5/6/2024	666,270	USD	897,807	SGD	—	(18)
Barclays Bank PLC	5/7/2024	8,759,427	USD	1,318,457,564	JPY	1,062	—
Citibank NA	4/3/2024	776,261	ILS	211,896	USD	—	(10)
Citibank NA	4/3/2024	1,261,454,301	JPY	8,337,410	USD	—	(1,180)
Citibank NA	4/3/2024	842,957	SGD	624,623	USD	4	—
Citibank NA	4/4/2024	4,756,278	AUD	3,103,048	USD	33	—
Citibank NA	4/4/2024	3,752,130	CHF	4,166,321	USD	—	(69)
Citibank NA	4/4/2024	4,140,952	DKK	599,595	USD	8	—
Citibank NA	4/4/2024	13,199,270	EUR	14,255,634	USD	129	—
Citibank NA	4/4/2024	5,089,393	GBP	6,429,293	USD	—	(83)
Citibank NA	4/4/2024	9,646,375	NOK	889,215	USD	—	(10)
Citibank NA	4/4/2024	14,839,283	SEK	1,387,881	USD	—	(17)
Citibank NA	5/3/2024	3,219,944	USD	4,931,402	AUD	—	(59)
Citibank NA	5/3/2024	626,251	USD	4,318,883	DKK	—	(22)
Citibank NA	5/3/2024	4,817,726	USD	3,813,100	GBP	27	—
Citibank NA	5/3/2024	211,868	USD	775,281	ILS	—	(1)
Citibank NA	5/6/2024	3,587,144	USD	3,219,142	CHF	11	—
Citibank NA	5/6/2024	15,110,864	USD	13,973,220	EUR	—	(200)
Citibank NA	5/6/2024	795,292	USD	8,620,712	NOK	—	(6)
Citibank NA	5/6/2024	1,189,509	USD	12,702,164	SEK	—	(14)
Citibank NA	5/6/2024	666,269	USD	897,806	SGD	—	(18)
Citibank NA	5/7/2024	8,759,426	USD	1,318,466,173	JPY	1,004	—
HSBC Holdings PLC	4/3/2024	8,993	EUR	35,663	ILS	—	(22)
HSBC Holdings PLC	4/3/2024	22,247	ILS	6,110	USD	—	(38)
HSBC Holdings PLC	4/3/2024	36,341,794	JPY	240,417	USD	—	(255)
HSBC Holdings PLC	4/3/2024	24,296	SGD	18,012	USD	—	(9)
HSBC Holdings PLC	4/3/2024	207,584	USD	740,748	ILS	5,391	—
HSBC Holdings PLC	4/3/2024	8,167,692	USD	1,216,719,024	JPY	127,092	—
HSBC Holdings PLC	4/3/2024	611,911	USD	821,680	SGD	3,050	—
HSBC Holdings PLC	4/4/2024	137,203	AUD	89,479	USD	35	—
HSBC Holdings PLC	4/4/2024	107,805	CHF	120,140	USD	—	(437)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

HSBC Holdings PLC	4/4/2024	119,175	DKK	17,290	USD	—	(34)
HSBC Holdings PLC	4/4/2024	379,931	EUR	411,074	USD	—	(732)
HSBC Holdings PLC	4/4/2024	147,104	GBP	185,395	USD	435	—
HSBC Holdings PLC	4/4/2024	275,453	NOK	25,641	USD	—	(250)
HSBC Holdings PLC	4/4/2024	422,113	SEK	40,021	USD	—	(542)
HSBC Holdings PLC	4/4/2024	3,039,881	USD	4,664,090	AUD	—	(3,055)
HSBC Holdings PLC	4/4/2024	4,081,509	USD	3,582,091	CHF	104,063	—
HSBC Holdings PLC	4/4/2024	587,391	USD	4,039,764	DKK	2,440	—
HSBC Holdings PLC	4/4/2024	13,965,439	USD	12,889,144	EUR	44,625	—
HSBC Holdings PLC	4/4/2024	6,298,418	USD	4,978,310	GBP	9,535	—
HSBC Holdings PLC	4/4/2024	871,115	USD	9,226,127	NOK	20,649	—
HSBC Holdings PLC	4/4/2024	1,359,630	USD	14,050,892	SEK	45,501	—
Morgan Stanley & Co. International	4/3/2024	776,268	ILS	211,897	USD	—	(9)
Morgan Stanley & Co. International	4/3/2024	1,261,450,846	JPY	8,337,414	USD	—	(1,207)
Morgan Stanley & Co. International	4/3/2024	842,965	SGD	624,627	USD	6	—
Morgan Stanley & Co. International	4/3/2024	207,584	USD	740,739	ILS	5,394	—
Morgan Stanley & Co. International	4/3/2024	8,167,692	USD	1,216,723,900	JPY	127,059	—
Morgan Stanley & Co. International	4/3/2024	611,911	USD	821,700	SGD	3,035	—
Morgan Stanley & Co. International	4/4/2024	4,756,271	AUD	3,103,048	USD	28	—
Morgan Stanley & Co. International	4/4/2024	3,752,155	CHF	4,166,321	USD	—	(42)
Morgan Stanley & Co. International	4/4/2024	4,140,978	DKK	599,597	USD	9	—
Morgan Stanley & Co. International	4/4/2024	13,199,284	EUR	14,255,636	USD	142	—
Morgan Stanley & Co. International	4/4/2024	5,089,408	GBP	6,429,297	USD	—	(67)
Morgan Stanley & Co. International	4/4/2024	9,646,402	NOK	889,216	USD	—	(9)
Morgan Stanley & Co. International	4/4/2024	14,839,332	SEK	1,387,883	USD	—	(14)
Morgan Stanley & Co. International	4/4/2024	3,039,881	USD	4,664,104	AUD	—	(3,064)
Morgan Stanley & Co. International	4/4/2024	4,081,509	USD	3,582,075	CHF	104,081	—
Morgan Stanley & Co. International	4/4/2024	587,391	USD	4,039,816	DKK	2,433	—
Morgan Stanley & Co. International	4/4/2024	13,965,439	USD	12,889,132	EUR	44,638	—
Morgan Stanley & Co. International	4/4/2024	6,298,418	USD	4,978,314	GBP	9,530	—
Morgan Stanley & Co. International	4/4/2024	871,115	USD	9,226,145	NOK	20,647	—
Morgan Stanley & Co. International	4/4/2024	1,359,630	USD	14,050,665	SEK	45,523	—
Morgan Stanley & Co. International	5/3/2024	3,219,947	USD	4,931,489	AUD	—	(113)
Morgan Stanley & Co. International	5/3/2024	626,251	USD	4,318,921	DKK	—	(28)
Morgan Stanley & Co. International	5/3/2024	4,817,727	USD	3,813,095	GBP	35	—
Morgan Stanley & Co. International	5/3/2024	211,869	USD	775,276	ILS	1	—
Morgan Stanley & Co. International	5/6/2024	3,587,146	USD	3,219,212	CHF	—	(65)
Morgan Stanley & Co. International	5/6/2024	15,110,867	USD	13,973,223	EUR	—	(200)
Morgan Stanley & Co. International	5/6/2024	795,292	USD	8,620,464	NOK	17	—
Morgan Stanley & Co. International	5/6/2024	1,189,510	USD	12,702,174	SEK	—	(14)
Morgan Stanley & Co. International	5/6/2024	666,270	USD	897,797	SGD	—	(10)
Morgan Stanley & Co. International	5/7/2024	8,759,427	USD	1,318,446,291	JPY	1,137	—
Royal Bank of Canada	4/3/2024	776,270	ILS	211,897	USD	—	(8)
Royal Bank of Canada	4/3/2024	1,261,446,677	JPY	8,337,414	USD	—	(1,234)
Royal Bank of Canada	4/3/2024	842,962	SGD	624,627	USD	4	—
Royal Bank of Canada	4/3/2024	207,580	USD	740,876	ILS	5,352	—
Royal Bank of Canada	4/3/2024	8,167,689	USD	1,216,721,820	JPY	127,070	—
Royal Bank of Canada	4/3/2024	611,911	USD	821,707	SGD	3,030	—
Royal Bank of Canada	4/4/2024	4,756,271	AUD	3,103,048	USD	28	—
Royal Bank of Canada	4/4/2024	3,752,151	CHF	4,166,321	USD	—	(46)
Royal Bank of Canada	4/4/2024	4,140,934	DKK	599,597	USD	3	—
Royal Bank of Canada	4/4/2024	13,199,309	EUR	14,255,636	USD	168	—
Royal Bank of Canada	4/4/2024	5,089,404	GBP	6,429,297	USD	—	(72)
Royal Bank of Canada	4/4/2024	9,646,368	NOK	889,216	USD	—	(12)
Royal Bank of Canada	4/4/2024	14,839,288	SEK	1,387,883	USD	—	(19)
Royal Bank of Canada	4/4/2024	3,039,877	USD	4,664,184	AUD	—	(3,120)
Royal Bank of Canada	4/4/2024	4,081,508	USD	3,582,189	CHF	103,955	—
Royal Bank of Canada	4/4/2024	587,390	USD	4,039,727	DKK	2,445	—
Royal Bank of Canada	4/4/2024	13,965,437	USD	12,889,142	EUR	44,625	—
Royal Bank of Canada	4/4/2024	6,298,415	USD	4,978,280	GBP	9,569	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2024

Royal Bank of Canada	4/4/2024	871,111	USD	9,226,106	NOK	20,647	—
Royal Bank of Canada	4/4/2024	1,359,630	USD	14,050,869	SEK	45,503	—
Royal Bank of Canada	5/3/2024	3,219,947	USD	4,931,489	AUD	—	(113)
Royal Bank of Canada	5/3/2024	626,251	USD	4,318,872	DKK	—	(21)
Royal Bank of Canada	5/3/2024	4,817,727	USD	3,813,110	GBP	16	—
Royal Bank of Canada	5/3/2024	211,869	USD	775,295	ILS	—	(4)
Royal Bank of Canada	5/6/2024	3,587,146	USD	3,219,162	CHF	—	(9)
Royal Bank of Canada	5/6/2024	15,110,867	USD	13,973,262	EUR	—	(242)
Royal Bank of Canada	5/6/2024	795,292	USD	8,620,594	NOK	5	—
Royal Bank of Canada	5/6/2024	1,189,510	USD	12,702,279	SEK	—	(24)
Royal Bank of Canada	5/6/2024	666,270	USD	897,803	SGD	—	(14)
Royal Bank of Canada	5/7/2024	8,759,427	USD	1,318,457,678	JPY	1,061	—
Standard Chartered Bank	4/1/2024	19,078,359	JPY	126,026	USD	33	—
Standard Chartered Bank	4/2/2024	127,108	SGD	94,130	USD	52	—

						$1,923,745	$(26,481)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$259,175,482	$—	$—	$259,175,482
Investment of Cash Collateral for Securities Loaned	—	13,623,091	—	13,623,091

Total Investments in Securities	$259,175,482	$13,623,091	$—	$272,798,573

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,923,745	$—	$1,923,745
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(26,481)	$—	$(26,481)

Total - Net	$259,175,482	$15,520,355	$—	$274,695,837

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 12.1%
Accent Group Ltd.	358,432	$474,697
Acrow Ltd.	133,840	104,344
AMP Ltd.	914,520	698,060
Ansell Ltd.	23,985	384,623
ARB Corp. Ltd.(a)	12,593	339,718
AUB Group Ltd.	17,427	338,125
Australian Clinical Labs Ltd.(a)(b)	69,034	121,152
Baby Bunting Group Ltd.(a)(b)	55,207	75,636
Bapcor Ltd.(a)	94,278	388,109
Base Resources Ltd.(a)	850,988	63,846
Breville Group Ltd.(a)	14,368	257,683
Capitol Health Ltd.	787,666	123,330
Cedar Woods Properties Ltd.(a)	59,407	186,034
Centuria Capital Group	549,795	627,701
Champion Iron Ltd.(a)	111,897	540,942
Codan Ltd.	35,647	252,794
Collins Foods Ltd.	25,808	170,729
Corporate Travel Management Ltd.(a)	18,198	201,712
CSR Ltd.	315,015	1,812,649
Dalrymple Bay Infrastructure Ltd.	154,548	276,266
Data#3 Ltd.(a)	32,534	175,745
Dicker Data Ltd.(a)	41,864	294,151
Domain Holdings Australia Ltd.(a)	80,420	172,089
Eagers Automotive Ltd.	96,920	895,345
EVT Ltd.(a)	37,882	306,951
First Resources Ltd.	611,927	621,177
G8 Education Ltd.	221,035	173,044
Gold Road Resources Ltd.	57,135	58,894
GR Engineering Services Ltd.	82,395	122,560
GrainCorp Ltd., Class A(a)	61,348	329,793
GUD Holdings Ltd.(a)	54,577	420,151
GWA Group Ltd.	192,550	336,661
Hansen Technologies Ltd.	38,372	121,915
Helia Group Ltd.	183,225	467,386
Helloworld Travel Ltd.	55,626	109,597
HMC Capital Ltd.(a)	79,219	371,597
HUB24 Ltd.	5,889	162,977
Iluka Resources Ltd.	90,172	424,151
Infomedia Ltd.	103,907	120,664
Ingenia Communities Group	83,270	284,122
Inghams Group Ltd.	159,835	374,352
Insignia Financial Ltd.(a)	367,880	604,812
Integral Diagnostics Ltd.(a)	33,964	49,856
IPH Ltd.	72,980	300,433
IVE Group Ltd.(a)	93,181	132,525
Johns Lyng Group Ltd.(a)	27,855	116,486
Jumbo Interactive Ltd.	16,354	182,873
Kelsian Group Ltd.(a)	53,430	201,478
Lindsay Australia Ltd.	155,105	112,827
Lovisa Holdings Ltd.(a)	31,083	676,695
Lycopodium Ltd.	21,542	164,432
MA Financial Group Ltd.(a)	60,197	192,043
Macmahon Holdings Ltd.(a)	791,839	116,234
Magellan Financial Group Ltd.	164,377	1,060,599
McMillan Shakespeare Ltd.	50,878	651,575
Metcash Ltd.	518,759	1,323,294
Monadelphous Group Ltd.	21,931	202,884
Monash IVF Group Ltd.	121,266	114,320
Myer Holdings Ltd.(a)	583,772	310,395
MyState Ltd.	95,283	227,515
Netwealth Group Ltd.	32,011	441,070
nib holdings Ltd.	130,182	667,556
Nick Scali Ltd.	41,280	414,739
Nine Entertainment Co. Holdings Ltd.(a)	681,355	760,122
NRW Holdings Ltd.	190,906	364,923
Nufarm Ltd.(a)	63,720	228,640
oOh!media Ltd.	153,706	178,494
Orora Ltd.	604,274	1,072,301
PeopleIN Ltd.	56,706	40,694
Perenti Ltd.	320,292	204,779
Perseus Mining Ltd.	171,038	239,908
Pinnacle Investment Management Group Ltd.(a)	63,687	483,219
PointsBet Holdings Ltd.	302,733	162,940
PSC Insurance Group Ltd.	52,580	185,923
PWR Holdings Ltd.(a)	9,463	71,182
Ramelius Resources Ltd.	84,849	102,961
Regis Healthcare Ltd.(a)	77,758	203,425
Reliance Worldwide Corp. Ltd.	218,740	820,559
Ridley Corp. Ltd.	122,159	198,444
SG Fleet Group Ltd.	114,860	221,057
Sigma Healthcare Ltd.	123,927	104,701
SmartGroup Corp. Ltd.(a)	50,466	319,692
SRG Global Ltd.	325,594	169,934
Super Retail Group Ltd.	138,954	1,459,523
Tabcorp Holdings Ltd.	478,172	235,529
Terracom Ltd.(a)	682,128	106,805
Universal Store Holdings Ltd.	43,154	150,622
Ventia Services Group Pty. Ltd.	500,719	1,257,676
Waypoint REIT Ltd.	354,095	589,080

Total Australia		31,979,246

Austria - 0.5%
Kontron AG	22,001	485,677
Oesterreichische Post AG	10,487	358,467
Porr AG	10,260	157,347
Schoeller-Bleckmann Oilfield Equipment AG	4,422	211,566

Total Austria		1,213,057

Belgium - 1.4%
Barco NV	21,575	355,806
bpost SA	97,389	364,344
Cofinimmo SA	23,499	1,539,231
Deceuninck NV	40,770	99,291
Econocom Group SA	72,873	167,243
Exmar NV(a)	24,967	206,817
Fagron	7,791	148,596
Recticel SA(a)	13,379	157,787
Xior Student Housing NV(b)	17,778	537,607

Total Belgium		3,576,722

China - 0.2%
CITIC Telecom International Holdings Ltd.	1,606,678	519,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
CPMC Holdings Ltd.	137,900	$120,695

Total China		640,074

Denmark - 1.6%
Alm Brand AS	296,213	564,419
Cementir Holding NV	32,829	371,572
Chemometec AS	2,604	159,788
D/S Norden AS	38,014	1,548,851
Dfds AS	8,855	256,938
Matas AS	6,324	107,132
Scandinavian Tobacco Group AS(c)	29,292	525,063
Spar Nord Bank AS	46,004	767,344

Total Denmark		4,301,107

Finland - 1.3%
Aktia Bank OYJ	8,210	88,845
Citycon OYJ(a)	108,568	448,612
F-Secure OYJ(a)	58,879	119,293
Harvia OYJ(b)	5,792	239,705
Marimekko OYJ	9,893	132,808
Musti Group OYJ	6,223	167,887
Outokumpu OYJ(a)	195,437	850,620
Puuilo OYJ	36,722	392,830
Revenio Group OYJ*	3,544	97,602
Sanoma OYJ(a)	25,850	190,121
Scanfil OYJ	13,883	125,347
Talenom OYJ(a)	10,810	69,348
Terveystalo OYJ(a)(c)	22,474	183,010
Tokmanni Group Corp.(a)	13,780	225,915

Total Finland		3,331,943

France - 4.1%
Beneteau SACA	21,126	312,124
Bonduelle SCA	6,127	49,695
Chargeurs SA	16,967	219,159
Cie des Alpes	18,082	263,636
Cie Plastic Omnium SE	36,136	471,445
Coface SA	90,548	1,432,650
Derichebourg SA	75,719	359,980
Eramet SA(a)	10,074	766,490
Etablissements Maurel & Prom SA	57,536	347,667
Fnac Darty SA	11,000	344,758
IPSOS SA	8,682	612,758
Lectra(a)	5,145	179,756
Mersen SA	9,202	362,246
Metropole Television SA	37,857	565,038
Quadient SA	8,373	172,356
Rubis SCA	84,711	2,995,313
Television Francaise 1 SA(a)	99,977	914,550
Vicat SACA	11,031	435,438

Total France		10,805,059

Georgia - 0.9%
Bank of Georgia Group PLC	36,331	2,317,704

Germany - 2.4%
7C Solarparken AG	30,709	103,145
Bilfinger SE	9,052	423,308
CompuGroup Medical SE & Co. KGaA	5,357	165,004
Dermapharm Holding SE	10,520	370,842
Deutz AG	46,163	293,403
Duerr AG	15,582	360,468
Eckert & Ziegler SE	1,871	75,735
Elmos Semiconductor SE	1,796	143,342
ElringKlinger AG	11,512	75,468
GFT Technologies SE	3,176	92,612
Hamborner REIT AG	28,024	207,624
Hamburger Hafen und Logistik AG*	11,775	211,102
Instone Real Estate Group SE(c)	20,650	199,157
Jenoptik AG	5,324	165,598
Kloeckner & Co. SE	46,072	335,865
Lanxess AG	28,189	755,318
MLP SE	23,448	142,067
Mutares SE & Co. KGaA	7,455	297,097
Norma Group SE	6,593	122,685
ProSiebenSat.1 Media SE	17,749	124,828
SAF-Holland SE	22,542	459,884
Salzgitter AG	17,440	455,812
Stabilus SE	6,664	424,630
Wacker Neuson SE	18,406	341,115

Total Germany		6,346,109

Hong Kong - 0.2%
Dah Sing Banking Group Ltd.	188,800	134,367
Dah Sing Financial Holdings Ltd.	77,200	177,355
Guotai Junan International Holdings Ltd.	1,271,000	86,071
Nissin Foods Co. Ltd.	200,000	126,494

Total Hong Kong		524,287

Indonesia - 0.1%
Bumitama Agri Ltd.	409,500	207,845

Ireland - 0.4%
C&C Group PLC	72,133	149,258
Cairn Homes PLC	309,218	532,993
Kenmare Resources PLC	51,068	210,630
Origin Enterprises PLC	43,396	147,633

Total Ireland		1,040,514

Israel - 4.6%
Altshuler Shaham Finance Ltd.	220,471	312,921
Amot Investments Ltd.	259,253	1,237,638
Ashdod Refinery Ltd.	1	21
Ashtrom Group Ltd.*	50,672	757,653
AudioCodes Ltd.	10,731	142,555
Delek Group Ltd.‡	0	45
Electra Consumer Products 1970 Ltd.	9,008	204,885
Electra Real Estate Ltd.	20,365	215,673
Energix-Renewable Energies Ltd.	68,298	252,037
FIBI Holdings Ltd.	18,295	836,426
Gav-Yam Lands Corp. Ltd.	29,875	226,690
Harel Insurance Investments & Financial Services Ltd.*	104,634	1,002,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
Inrom Construction Industries Ltd.	37,375	$120,377
Israel Canada TR Ltd.*	41,780	168,206
Israel Land Development Co. Ltd.	14,175	131,044
Isramco Negev 2 LP	931,086	454,907
Kardan Real Estate Enterprise & Development Ltd.	116,309	145,652
Kvutzat Acro Ltd.	10,788	133,389
Lapidoth Capital Ltd.	7,652	130,579
Magic Software Enterprises Ltd.	15,134	177,913
Matrix IT Ltd.	21,234	472,936
Max Stock Ltd.*	81,995	188,353
Maytronics Ltd.	20,658	204,225
Mediterranean Towers Ltd.	63,490	166,814
Mega Or Holdings Ltd.	15,520	415,736
Menora Mivtachim Holdings Ltd.	15,567	416,400
Migdal Insurance & Financial Holdings Ltd.	82,689	114,677
Mivne Real Estate KD Ltd.	223,212	552,653
Novolog Ltd.*	215,232	88,885
Oil Refineries Ltd.	4,169,129	1,388,306
One Software Technologies Ltd.	22,446	344,621
Paz Oil Co. Ltd.	1	92
Plus500 Ltd.	33,252	758,201
Ratio Energies Finance LP	154,476	127,672
Retailors Ltd.	10,332	260,776
Sisram Medical Ltd.(c)	100,800	45,464

Total Israel		12,196,866

Italy - 5.6%
ACEA SpA(a)	103,902	1,842,556
Anima Holding SpA(c)	120,644	573,300
Aquafil SpA	30,293	99,294
Ariston Holding NV	19,778	111,180
Arnoldo Mondadori Editore SpA	139,821	351,846
Ascopiave SpA(a)	78,207	199,756
Banca IFIS SpA	44,542	873,112
Banca Popolare di Sondrio SpA	171,003	1,281,702
Biesse SpA(a)	8,755	117,247
Cairo Communication SpA(a)	90,991	196,541
Danieli & C Officine Meccaniche SpA(a)	2,623	93,200
Danieli & C Officine Meccaniche SpA, RSP	10,277	271,375
Datalogic SpA	27,690	171,656
El.En. SpA(a)	10,860	137,696
Enav SpA(c)	199,279	835,059
Fila SpA	5,281	45,400
IMMSI SpA	172,510	102,471
Intercos SpA	11,856	171,836
Italian Sea Group SpA(a)	20,567	223,456
Maire Tecnimont SpA	86,440	678,226
MARR SpA	15,024	191,141
Orsero SpA	4,294	66,409
OVS SpA(a)(c)	68,159	179,318
Piaggio & C SpA(a)	296,753	939,686
RAI Way SpA(c)	95,143	533,296
Salcef Group SpA	13,361	330,444
Salvatore Ferragamo SpA(a)	28,420	345,917
Sanlorenzo SpA	4,637	211,086
Saras SpA	729,068	1,395,261
Spaxs SpA*	21,942	115,169
Technogym SpA(c)	71,622	711,636
Tinexta SpA	10,565	216,908
Unieuro SpA(c)	10,759	102,660
Webuild SpA(a)	219,034	530,360
Zignago Vetro SpA	38,277	548,157

Total Italy		14,794,357

Japan - 27.7%
77 Bank Ltd.	11,635	318,657
Adastria Co. Ltd.	5,300	135,000
ADEKA Corp.	15,100	321,665
Advan Group Co. Ltd.	10,000	76,712
Aeon Delight Co. Ltd.	10,500	245,598
Ai Holdings Corp.	12,700	206,429
Aica Kogyo Co. Ltd.(a)	13,100	321,993
Aisan Industry Co. Ltd.	16,400	184,540
AIT Corp.	12,900	154,362
Alleanza Holdings Co. Ltd.	12,000	82,461
Alps Alpine Co. Ltd.(a)	26,500	209,766
Amano Corp.	14,300	365,850
Anritsu Corp.(a)	19,500	159,316
Arcs Co. Ltd.	13,900	287,469
ARE Holdings, Inc.(a)	14,800	188,930
Ariake Japan Co. Ltd.(a)	2,300	79,937
Artience Co. Ltd.	9,128	175,630
As One Corp.	6,200	108,806
Asanuma Corp.(a)	4,400	115,564
ASKUL Corp.(a)	6,000	90,945
Autobacs Seven Co. Ltd.(a)	27,700	293,481
Awa Bank Ltd.(a)	4,070	74,034
AZ-COM MARUWA Holdings, Inc.	4,800	42,816
Bando Chemical Industries Ltd.	19,500	243,516
Bank of Nagoya Ltd.	2,049	90,167
Bank of Saga Ltd.	9,100	128,613
Bell System24 Holdings, Inc.	17,301	183,590
Bic Camera, Inc.(a)	10,100	85,554
Bunka Shutter Co. Ltd.	15,300	175,903
C Uyemura & Co. Ltd.	2,300	159,721
Canon Electronics, Inc.(a)	7,100	113,669
Casio Computer Co. Ltd.(a)	33,400	286,011
Central Glass Co. Ltd.(a)	3,700	70,947
Chori Co. Ltd.	11,200	251,981
Chugin Financial Group, Inc.	16,400	142,441
Citizen Watch Co. Ltd.(a)	42,900	280,907
CKD Corp.	13,300	264,954
Computer Engineering & Consulting Ltd.	12,200	125,349
Create SD Holdings Co. Ltd.	3,300	71,955
Daido Steel Co. Ltd.(a)	50,900	610,921
Daiei Kankyo Co. Ltd.	6,700	118,289
Daihen Corp.(a)	3,037	186,420
Daiho Corp.(a)	4,600	103,796
Daiichikosho Co. Ltd.	15,300	195,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
Daiki Aluminium Industry Co. Ltd.(a)	8,600	$70,689
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	67,059
Daio Paper Corp.(a)	14,300	109,746
Daiseki Co. Ltd.	2,300	55,393
Daishi Hokuetsu Financial Group, Inc.(a)	8,700	256,381
Daiwabo Holdings Co. Ltd.	14,900	252,772
DCM Holdings Co. Ltd.	18,100	176,641
Denka Co. Ltd.(a)	12,000	186,052
Dexerials Corp.(a)	5,300	234,174
DIC Corp.	14,300	272,876
Dip Corp.	9,641	175,245
DMG Mori Co. Ltd.	19,000	509,947
Dowa Holdings Co. Ltd.(a)	4,500	158,449
DTS Corp.	12,000	318,742
Eagle Industry Co. Ltd.	22,400	271,147
EDION Corp.(a)	18,900	193,315
Eiken Chemical Co. Ltd.(a)	14,400	190,294
Elecom Co. Ltd.	13,600	138,745
Elematec Corp.	16,600	210,482
en Japan, Inc.(a)	5,100	90,917
ES-Con Japan Ltd.	30,500	209,587
ESPEC Corp.	4,200	84,641
Exedy Corp.	17,530	354,434
EXEO Group, Inc.(a)	34,800	372,270
Ezaki Glico Co. Ltd.	3,900	109,080
Fancl Corp.	8,800	116,465
Ferrotec Holdings Corp.(a)	9,000	175,903
Financial Partners Group Co. Ltd.	18,000	257,134
FP Corp.(a)	4,300	78,332
FP Partner, Inc.	2,400	101,490
France Bed Holdings Co. Ltd.	9,800	83,401
Fuji Co. Ltd.	3,700	45,594
Fuji Oil Holdings, Inc.(a)	11,700	184,802
Fuji Soft, Inc.	3,700	146,929
Fujikura Ltd.	50,800	764,627
Fujimi, Inc.(a)	9,400	218,626
Fujitec Co. Ltd.(a)	11,800	295,731
Fukuyama Transporting Co. Ltd.(a)	6,200	148,502
FULLCAST Holdings Co. Ltd.	12,500	118,851
Funai Soken Holdings, Inc.	12,200	198,947
Furukawa Electric Co. Ltd.(a)	8,100	173,245
Furuno Electric Co. Ltd.	4,300	69,325
Future Corp.	11,900	132,489
G-7 Holdings, Inc.	4,400	41,923
Glory Ltd.(a)	10,100	189,527
Godo Steel Ltd.	5,500	207,869
GS Yuasa Corp.(a)	6,451	134,097
Gunma Bank Ltd.(a)	72,487	420,616
H2O Retailing Corp.	14,400	185,061
Hakuto Co. Ltd.(a)	8,100	301,853
Hanwa Co. Ltd.	8,839	346,330
Hazama Ando Corp.(a)	37,200	291,514
Heiwa Corp.(a)	19,049	252,485
Heiwa Real Estate Co. Ltd.	7,500	202,187
Hiday Hidaka Corp.	3,100	55,120
Hirogin Holdings, Inc.	54,900	395,757
Hogy Medical Co. Ltd.(a)	3,000	74,333
Hokuetsu Corp.(a)	15,800	200,860
Hokuhoku Financial Group, Inc.(a)	15,406	197,277
Hokuto Corp.(a)	3,100	38,221
Horiba Ltd.	8,800	932,069
HU Group Holdings, Inc.(a)	13,700	221,144
Hyakujushi Bank Ltd.	5,900	116,055
Ichibanya Co. Ltd.	14,000	111,097
Ichigo, Inc.	47,800	146,231
Ichiyoshi Securities Co. Ltd.	26,400	147,922
Idec Corp.(a)	5,400	96,372
IDOM, Inc.	15,800	108,364
Iino Kaiun Kaisha Ltd.(a)	31,900	258,412
Inaba Denki Sangyo Co. Ltd.	14,400	333,490
Inabata & Co. Ltd.	12,800	268,526
Inui Global Logistics Co. Ltd.(a)	15,400	105,519
Itochu Enex Co. Ltd.	25,200	261,416
Itoham Yonekyu Holdings, Inc.	10,680	282,975
IwaiCosmo Holdings, Inc.	4,300	63,671
Iyogin Holdings, Inc.	19,400	150,360
Izumi Co. Ltd.	11,800	273,744
JAC Recruitment Co. Ltd.	51,100	270,449
Japan Aviation Electronics Industry Ltd.(a)	13,300	217,851
Japan Lifeline Co. Ltd.	16,100	129,570
Japan Securities Finance Co. Ltd.	12,200	135,023
Japan Steel Works Ltd.	5,500	123,123
Jeol Ltd.(a)	2,600	107,508
Joyful Honda Co. Ltd.(a)	15,000	217,153
Juroku Financial Group, Inc.	4,800	151,918
JVCKenwood Corp.	17,800	111,026
K’s Holdings Corp.(a)	25,300	223,921
Kaga Electronics Co. Ltd.(a)	5,400	227,639
Kagome Co. Ltd.(a)	10,400	252,879
Kakaku.com, Inc.	25,200	313,283
Kamei Corp.	6,300	88,956
Kamigumi Co. Ltd.(a)	16,500	366,206
Kanamoto Co. Ltd.	12,800	227,760
Kandenko Co. Ltd.	24,578	284,033
Kaneka Corp.	11,300	284,768
Kanematsu Corp.	17,500	299,713
Kanto Denka Kogyo Co. Ltd.	11,700	77,925
Katitas Co. Ltd.(a)	6,600	87,174
Kato Sangyo Co. Ltd.	5,048	152,929
Keiyo Bank Ltd.	26,700	134,431
Kewpie Corp.	9,000	168,291
KH Neochem Co. Ltd.	11,100	172,501
Ki-Star Real Estate Co. Ltd.(a)	2,800	71,413
Kitz Corp.	29,300	264,260
Kokuyo Co. Ltd.	17,400	285,928
KOMEDA Holdings Co. Ltd.	12,200	220,309
Komeri Co. Ltd.(a)	5,000	114,308
Krosaki Harima Corp.(a)	6,400	148,218
Kumagai Gumi Co. Ltd.	4,600	126,895
Kumiai Chemical Industry Co. Ltd.(a)	17,800	97,736
Kurabo Industries Ltd.	5,863	135,588
Kureha Corp.	5,800	104,124
KYB Corp.	6,700	228,874
Kyoei Steel Ltd.	10,600	168,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
Kyokuyo Co. Ltd.	1,200	$29,654
Kyorin Pharmaceutical Co. Ltd.(a)	14,273	170,886
Kyudenko Corp.	9,000	378,744
Kyushu Financial Group, Inc.	45,900	346,346
Life Corp.	4,000	102,811
Lintec Corp.	10,800	225,855
Mabuchi Motor Co. Ltd.	13,100	240,196
Makino Milling Machine Co. Ltd.	1,800	74,452
Mani, Inc.	5,600	73,430
Marubun Corp.(a)	17,000	173,769
Maruha Nichiro Corp.	13,100	257,378
Marvelous, Inc.	28,100	129,040
Matsui Securities Co. Ltd.(a)	45,200	246,689
Max Co. Ltd.	13,300	286,045
MCJ Co. Ltd.	16,000	144,623
Megmilk Snow Brand Co. Ltd.	9,700	174,651
MEITEC Group Holdings, Inc.	15,400	303,940
Mie Kotsu Group Holdings, Inc.(a)	11,300	47,038
Mirait One Corp.	13,600	171,634
Mirarth Holdings, Inc.	58,200	198,044
Miroku Jyoho Service Co. Ltd.	5,800	69,480
Mitsubishi Logistics Corp.	12,200	401,037
Mitsubishi Materials Corp.(a)	14,900	287,230
Mitsubishi Shokuhin Co. Ltd.	10,100	375,050
Mitsuboshi Belting Ltd.(a)	13,700	422,736
Mitsui DM Sugar Holdings Co. Ltd.	10,300	211,996
Mitsui High-Tec, Inc.	1,700	97,982
Mitsui Matsushima Holdings Co. Ltd.(a)	6,200	119,375
Mitsui Mining & Smelting Co. Ltd.(a)	12,500	388,764
Mitsui-Soko Holdings Co. Ltd.	5,600	174,092
Mizuho Medy Co. Ltd.(a)	4,300	95,606
Mizuno Corp.	2,900	121,867
Mochida Pharmaceutical Co. Ltd.(a)	4,300	91,486
Morinaga & Co. Ltd.	11,500	199,499
Morinaga Milk Industry Co. Ltd.	8,500	175,566
Morita Holdings Corp.	4,200	45,429
Musashi Seimitsu Industry Co. Ltd.	11,200	124,695
Musashino Bank Ltd.(a)	6,300	122,841
Nabtesco Corp.	12,400	209,746
Nachi-Fujikoshi Corp.(a)	3,300	76,098
Nafco Co. Ltd.	3,400	59,623
Nagase & Co. Ltd.	15,500	261,568
Nakanishi, Inc.	4,817	74,955
Nakayama Steel Works Ltd.(a)	19,200	120,519
NEC Networks & System Integration Corp.	15,000	251,247
NET One Systems Co. Ltd.	11,500	205,160
NHK Spring Co. Ltd.	32,500	321,468
Nichias Corp.	14,174	381,170
Nichicon Corp.(a)	13,800	117,169
Nichiden Corp.(a)	4,300	75,462
Nihon Chouzai Co. Ltd.	2,800	29,305
Nihon Kohden Corp.(a)	5,500	145,509
Nihon M&A Center Holdings, Inc.(a)	41,800	272,600
Nikkon Holdings Co. Ltd.(a)	13,900	271,351
Nippn Corp.	16,400	257,034
Nippon Carbon Co. Ltd.	3,200	112,696
Nippon Denko Co. Ltd.	45,000	97,228
Nippon Electric Glass Co. Ltd.	21,300	544,938
Nippon Gas Co. Ltd.	21,200	359,929
Nippon Kanzai Holdings Co. Ltd.	11,100	188,196
Nippon Kayaku Co. Ltd.	33,000	284,767
Nippon Light Metal Holdings Co. Ltd.	4,100	49,277
Nippon Parking Development Co. Ltd.	43,100	58,949
Nippon Pillar Packing Co. Ltd.	6,400	269,794
Nippon Shokubai Co. Ltd.	16,800	162,733
Nippon Signal Co. Ltd.	6,900	47,324
Nippon Soda Co. Ltd.	6,000	240,246
Nippon Yakin Kogyo Co. Ltd.(a)	4,800	152,076
Nipro Corp.(a)	13,600	110,125
Nishi-Nippon Financial Holdings, Inc.	19,400	245,600
Nishi-Nippon Railroad Co. Ltd.(a)	11,400	189,743
Nishimatsu Construction Co. Ltd.(a)	7,350	216,841
Nishio Holdings Co. Ltd.	10,400	265,935
Nisshin Oillio Group Ltd.	5,600	190,558
Nisshinbo Holdings, Inc.	26,750	217,754
Nissui Corp.	30,000	190,314
Nitto Kogyo Corp.(a)	5,000	136,774
Nittoc Construction Co. Ltd.	25,700	199,358
Noevir Holdings Co. Ltd.	6,673	230,598
Nomura Co. Ltd.	15,658	94,665
Noritake Co. Ltd.	5,400	153,067
North Pacific Bank Ltd.	48,300	142,017
NS United Kaiun Kaisha Ltd.(a)	4,900	149,255
NSD Co. Ltd.	15,000	294,955
NTN Corp.(a)	52,100	107,990
Ogaki Kyoritsu Bank Ltd.	10,600	152,894
Ohsho Food Service Corp.	2,472	127,892
Okamura Corp.	15,900	238,482
Okasan Securities Group, Inc.(a)	36,100	194,877
Okinawa Cellular Telephone Co.	13,800	323,698
Okinawa Financial Group, Inc.	3,042	52,842
OKUMA Corp.(a)	4,800	225,783
Okumura Corp.	8,890	298,986
Okuwa Co. Ltd.	5,000	32,773
Onoken Co. Ltd.(a)	5,400	67,043
Onward Holdings Co. Ltd.	24,000	90,548
Open Up Group, Inc.	13,700	190,729
Optorun Co. Ltd.(a)	4,300	58,756
Organo Corp.	2,800	142,456
Osaka Soda Co. Ltd.(a)	1,000	63,828
Osaki Electric Co. Ltd.	29,200	131,776
OSG Corp.	17,600	254,328
PAL GROUP Holdings Co. Ltd.	11,080	190,054
PALTAC Corp.	4,000	108,758
Paramount Bed Holdings Co. Ltd.	12,400	213,351
Penta-Ocean Construction Co. Ltd.	31,000	159,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
PHC Holdings Corp.(a)	24,400	$199,269
Pigeon Corp.	18,500	177,672
Pilot Corp.	2,300	60,484
Press Kogyo Co. Ltd.(a)	60,100	283,931
Pressance Corp.(a)	5,886	70,549
Prima Meat Packers Ltd.	4,557	69,343
Raito Kogyo Co. Ltd.	13,200	177,663
Raiznext Corp.	11,300	162,095
Relo Group, Inc.	15,700	129,204
Rengo Co. Ltd.	31,150	240,811
Resorttrust, Inc.	13,900	243,844
Restar Corp.	11,754	235,709
Roland Corp.	3,400	102,441
Round One Corp.	18,000	93,601
Ryobi Ltd.	4,100	81,136
RYODEN Corp.(a)	4,600	82,368
S Foods, Inc.	3,600	79,685
Saibu Gas Holdings Co. Ltd.	8,000	101,701
Sakata Seed Corp.	2,200	54,220
Sala Corp.	9,200	50,637
SAMTY Co. Ltd.	13,500	250,206
San ju San Financial Group, Inc.	6,800	93,635
San-Ai Obbli Co. Ltd.	15,400	212,463
San-In Godo Bank Ltd.	32,800	261,585
Sangetsu Corp.	16,300	359,721
Sanki Engineering Co. Ltd.	15,600	220,273
Sankyu, Inc.	6,200	213,924
Sanyo Special Steel Co. Ltd.(a)	9,800	145,564
Sawai Group Holdings Co. Ltd.	3,700	147,418
SBI Global Asset Management Co. Ltd.(a)	44,797	217,555
Scroll Corp.	24,500	155,407
Seikitokyu Kogyo Co. Ltd.	5,500	70,065
Seiko Group Corp.(a)	7,800	214,913
Seiren Co. Ltd.	9,500	173,121
Senko Group Holdings Co. Ltd.(a)	28,780	218,115
Senshu Ikeda Holdings, Inc.(a)	44,800	116,925
Seria Co. Ltd.	11,800	234,682
Shibaura Machine Co. Ltd.(a)	3,500	83,832
Shibaura Mechatronics Corp.(a)	2,200	93,178
Shiga Bank Ltd.	5,700	157,993
Shin Nippon Air Technologies Co. Ltd.	4,500	103,026
Shin-Etsu Polymer Co. Ltd.	16,200	164,735
Shinmaywa Industries Ltd.	16,500	136,278
Shinsho Corp.	2,600	124,034
Ship Healthcare Holdings, Inc.	11,700	162,499
Shoei Co. Ltd.(a)	6,400	95,274
Sinfonia Technology Co. Ltd.	6,800	145,575
SKY Perfect JSAT Holdings, Inc.(a)	35,000	244,904
Sotetsu Holdings, Inc.	10,600	192,536
ST Corp.	5,000	51,075
St. Marc Holdings Co. Ltd.	5,700	81,802
Star Micronics Co. Ltd.	13,600	166,872
Starts Corp., Inc.(a)	13,500	304,173
Stella Chemifa Corp.(a)	2,500	60,953
Sumida Corp.	11,300	91,613
Sumitomo Bakelite Co. Ltd.	9,400	287,444
Sumitomo Mitsui Construction Co. Ltd.	47,300	134,388
Sumitomo Osaka Cement Co. Ltd.(a)	3,500	89,081
Sun Frontier Fudousan Co. Ltd.	18,800	243,594
Suzuden Corp.	12,700	181,255
Systena Corp.	58,800	105,676
T Hasegawa Co. Ltd.(a)	4,000	80,082
T-Gaia Corp.	13,900	189,381
Tachibana Eletech Co. Ltd.	5,000	106,875
Taihei Dengyo Kaisha Ltd.	3,200	97,367
Taiheiyo Cement Corp.	15,700	365,049
Taikisha Ltd.	4,100	125,835
Taiyo Holdings Co. Ltd.	12,400	277,750
Takamatsu Construction Group Co. Ltd.(a)	3,200	60,048
Takara Bio, Inc.	12,400	79,474
Takara Holdings, Inc.(a)	32,800	232,002
Takara Standard Co. Ltd.(a)	13,300	171,627
Takasago International Corp.	2,000	45,723
Takasago Thermal Engineering Co. Ltd.(a)	12,400	399,828
Takeuchi Manufacturing Co. Ltd.	5,400	217,648
Takuma Co. Ltd.	14,600	183,676
Tama Home Co. Ltd.	9,600	287,978
Tamron Co. Ltd.	5,500	250,025
TechnoPro Holdings, Inc.	10,700	219,027
Teijin Ltd.	13,600	126,704
THK Co. Ltd.	12,300	286,969
TKC Corp.	6,200	152,598
Tocalo Co. Ltd.	18,100	214,074
Toda Corp.	42,404	286,485
Toho Gas Co. Ltd.	11,800	270,080
Tokai Carbon Co. Ltd.	24,200	159,372
TOKAI Holdings Corp.(a)	29,500	192,580
Tokai Rika Co. Ltd.	16,400	283,691
Tokai Tokyo Financial Holdings, Inc.	61,518	247,543
Tokuyama Corp.	13,500	242,178
Tokyo Electron Device Ltd.(a)	5,000	227,626
Tokyo Kiraboshi Financial Group, Inc.	5,900	190,046
Tokyo Sangyo Co. Ltd.	13,700	64,723
Tokyo Seimitsu Co. Ltd.	5,800	466,583
Tokyo Steel Manufacturing Co. Ltd.(a)	18,400	202,303
Tokyu Construction Co. Ltd.	24,500	135,171
Tomy Co. Ltd.	12,400	230,516
Topcon Corp.	14,800	174,310
Totetsu Kogyo Co. Ltd.	10,645	211,360
Towa Pharmaceutical Co. Ltd.	3,700	70,995
Toyo Construction Co. Ltd.(a)	15,200	131,768
Toyo Tire Corp.	28,500	532,545
Toyobo Co. Ltd.	15,100	112,443
Transcosmos, Inc.(a)	9,600	199,174
Trusco Nakayama Corp.	9,100	155,430
Tsubakimoto Chain Co.	13,056	444,272
Tsumura & Co.	10,413	263,034
UACJ Corp.	9,900	288,146
UBE Corp.	17,400	313,463
Ulvac, Inc.	3,400	221,485
Universal Entertainment Corp.(a)	5,600	74,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
Valor Holdings Co. Ltd.	14,300	$236,971
Valqua Ltd.(a)	8,900	301,675
VT Holdings Co. Ltd.	37,500	132,561
Wacoal Holdings Corp.	6,200	152,148
West Holdings Corp.	3,500	66,580
YAMABIKO Corp.	14,200	187,369
Yamaguchi Financial Group, Inc.(a)	28,700	295,543
Yamaichi Electronics Co. Ltd.	10,900	179,332
Yamazen Corp.	27,500	244,574
Yaoko Co. Ltd.(a)	2,200	132,935
Yellow Hat Ltd.	15,000	197,331
Yokogawa Bridge Holdings Corp.	12,900	251,360
Yokorei Co. Ltd.	4,500	30,952
Yuasa Trading Co. Ltd.	4,300	152,004
Yurtec Corp.	17,300	173,520
Zenrin Co. Ltd.	14,800	83,023

Total Japan		73,050,748

Malaysia - 0.0%
Frencken Group Ltd.	118,800	147,004

Netherlands - 1.8%
AMG Critical Materials NV(a)	6,978	158,562
Brunel International NV(a)	13,976	153,658
Corbion NV	12,513	268,254
ForFarmers NV(a)	49,768	139,480
Koninklijke BAM Groep NV(a)	134,662	510,767
Koninklijke Heijmans NV	21,146	391,895
RHI Magnesita NV	15,040	671,054
SBM Offshore NV(a)	107,946	1,724,243
Sligro Food Group NV	10,374	157,079
Wereldhave NV	33,661	524,950

Total Netherlands		4,699,942

Norway - 3.6%
ABG Sundal Collier Holding ASA	235,823	132,165
Aker Solutions ASA	74,967	268,257
Atea ASA	25,388	303,759
Austevoll Seafood ASA	98,648	774,737
Belships ASA	205,410	395,726
Borregaard ASA	21,342	372,205
Bouvet ASA	18,678	106,573
DNO ASA	616,318	553,906
Elmera Group ASA(c)	53,939	170,738
Europris ASA(c)	64,258	462,006
Gram Car Carriers ASA	11,407	209,453
Grieg Seafood ASA	49,060	307,512
Hoegh Autoliners ASA	175,713	1,493,348
Kitron ASA	45,057	141,211
MPC Container Ships ASA	581,930	672,927
Panoro Energy ASA	39,832	98,106
Protector Forsikring ASA	38,417	803,851
Rana Gruber ASA	39,199	284,726
SpareBank 1 Nord Norge	38,532	339,552
SpareBank 1 Oestlandet	11,479	131,629
SpareBank 1 SMN	48,157	611,695
Sparebanken Vest	18,132	194,547
TGS ASA	32,671	355,964
Veidekke ASA	30,770	334,685

Total Norway		9,519,278

Portugal - 1.4%
Altri SGPS SA(a)	111,050	627,255
Corticeira Amorim SGPS SA(a)	20,309	215,608
CTT-Correios de Portugal SA	47,043	209,831
Mota-Engil SGPS SA	92,724	482,183
NOS SGPS SA	226,195	885,798
REN - Redes Energeticas Nacionais SGPS SA	267,937	636,618
Sonae SGPS SA	744,373	707,452

Total Portugal		3,764,745

Singapore - 2.7%
Aztech Global Ltd.(b)	294,900	222,879
Centurion Corp. Ltd.	332,100	104,581
China Aviation Oil Singapore Corp. Ltd.	121,400	81,407
ComfortDelGro Corp. Ltd.	469,800	487,344
CSE Global Ltd.	363,800	115,911
Delfi Ltd.	286,700	191,190
Digital Core REIT Management Pte. Ltd.	600,500	360,300
Food Empire Holdings Ltd.	245,800	247,694
Geo Energy Resources Ltd.	782,800	200,108
Hour Glass Ltd.	74,800	88,678
iFAST Corp. Ltd.	17,200	84,879
Keppel Infrastructure Trust	3,201,150	1,174,103
Netlink NBN Trust(b)	2,098,400	1,329,381
Propnex Ltd.(b)	382,100	260,471
Raffles Medical Group Ltd.	556,600	428,915
Sheng Siong Group Ltd.	579,900	657,415
SIA Engineering Co. Ltd.	116,500	195,088
StarHub Ltd.	546,600	477,911
UMS Holdings Ltd.	222,625	222,691
Wing Tai Holdings Ltd.	115,300	120,460

Total Singapore		7,051,406

Spain - 1.1%
Almirall SA	26,767	238,928
Atresmedia Corp. de Medios de Comunicacion SA	119,960	574,196
Construcciones y Auxiliar de Ferrocarriles SA(a)	8,628	314,956
Ercros SA(a)	30,909	117,170
Faes Farma SA	128,271	435,685
Global Dominion Access SA(c)	33,046	120,096
Pharma Mar SA(a)	3,380	104,912
Prosegur Cash SA(a)(c)	234,626	121,377
Sacyr SA	208,012	768,313
Talgo SA(a)(c)	22,895	111,146

Total Spain		2,906,779

Sweden - 6.2%
AcadeMedia AB(c)	26,975	122,455
Addnode Group AB	14,630	156,526
AFRY AB	32,411	518,329
Alimak Group AB(c)	17,780	162,958
Alleima AB	31,781	214,418
Alligo AB, Class B	12,327	177,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
Ambea AB(c)	17,117	$102,053
Arjo AB, Class B	38,669	184,980
Atrium Ljungberg AB, Class B	28,612	559,792
Bahnhof AB, Class B	26,828	111,150
Beijer Alma AB	7,935	143,522
Bilia AB, Class A	37,064	475,579
Billerud Aktiebolag	85,289	765,899
BioGaia AB, Class B	8,179	95,539
Bravida Holding AB(c)	58,522	513,927
Bufab AB	4,545	178,440
Catena AB(a)	7,379	360,924
Clas Ohlson AB, Class B	8,859	120,135
Cloetta AB, Class B	95,035	161,671
Dios Fastigheter AB	32,378	260,869
Dometic Group AB(c)	44,087	356,816
Duni AB	12,555	129,864
Electrolux Professional AB, Class B	25,986	170,119
Fagerhult Group AB	32,754	226,373
Fasadgruppen Group AB	11,469	77,979
FastPartner AB, Class A	42,285	304,504
Granges AB	19,110	206,960
HMS Networks AB(a)	3,599	156,042
Hufvudstaden AB, Class A(a)	27,413	333,286
Instalco AB(a)(b)	31,947	126,323
Inwido AB	21,291	290,515
Lagercrantz Group AB, Class B	37,774	578,660
Lindab International AB	16,665	358,468
Loomis AB	18,323	512,028
Medicover AB, Class B	6,329	81,683
MEKO AB	13,660	154,069
MIPS AB(b)	3,684	120,933
Munters Group AB(c)	9,801	176,082
Mycronic AB	11,154	394,311
NCAB Group AB	29,972	196,635
NCC AB, Class B(a)	25,842	355,996
New Wave Group AB, Class B(a)	28,115	336,772
Nordic Paper Holding AB	43,852	217,771
Nordic Waterproofing Holding AB	6,743	103,422
NP3 Fastigheter AB	12,493	258,212
OEM International AB, Class B	21,858	214,643
Paradox Interactive AB	6,681	117,529
Peab AB, Class B	155,368	978,624
Platzer Fastigheter Holding AB, Class B	27,010	232,396
Prevas AB, Class B	7,880	90,351
Ratos AB, Class B	40,948	134,724
Resurs Holding AB(c)	138,622	201,076
Rvrc Holding AB	19,717	126,129
Sectra AB, Class B	12,252	237,361
SkiStar AB(a)	14,260	215,115
Storskogen Group AB, Class B(a)	137,346	73,216
Synsam AB	26,140	142,036
Systemair AB	28,899	206,487
Tethys Oil AB	18,860	62,713
Troax Group AB	8,187	188,508
VBG Group AB, Class B	5,914	173,395
Volati AB(b)	11,260	131,422
Wallenstam AB, Class B(a)	64,234	314,484
Wihlborgs Fastigheter AB	89,707	832,252

Total Sweden		16,282,989

Switzerland - 1.5%
Ascom Holding AG, Registered Shares	8,832	80,701
Cembra Money Bank AG(a)	12,088	1,013,261
Comet Holding AG, Registered Shares	1,082	377,445
Huber & Suhner AG, Registered Shares(a)	4,495	380,281
Landis & Gyr Group AG	6,864	527,736
Medmix AG(c)	7,192	127,918
Mobilezone Holding AG, Registered Shares	20,728	341,976
OC Oerlikon Corp. AG, Registered Shares	198,422	875,022
u-blox Holding AG(a)	1,106	106,585
Zehnder Group AG*	2,182	144,869

Total Switzerland		3,975,794

United Kingdom - 17.6%
4imprint Group PLC	17,710	1,418,395
AG Barr PLC	23,880	175,568
AJ Bell PLC	92,368	352,852
Alfa Financial Software Holdings PLC(c)	113,839	243,753
Alliance Pharma PLC(a)	141,241	70,834
Alpha Financial Markets Consulting PLC	30,061	123,038
Alpha Group International PLC(b)	3,858	92,599
Ashmore Group PLC	429,080	1,060,763
Assura PLC	1,529,013	817,422
Avon Protection PLC	9,121	124,669
Balfour Beatty PLC	173,302	836,726
Begbies Traynor Group PLC	38,939	52,633
Big Yellow Group PLC	57,301	770,181
Bloomsbury Publishing PLC	31,259	208,496
Bodycote PLC	70,299	618,528
Brickability Group PLC	153,872	117,599
Bridgepoint Group PLC(c)	254,087	835,178
Bytes Technology Group PLC	27,320	176,356
Chemring Group PLC	44,669	204,834
Chesnara PLC	58,225	193,444
Clarkson PLC	10,409	527,282
CMC Markets PLC(c)	146,028	401,222
Coats Group PLC	304,993	312,464
Concentric AB	5,636	100,886
Craneware PLC	4,159	115,585
Cranswick PLC	7,932	410,423
CVS Group PLC	2,195	27,035
DFS Furniture PLC	74,719	104,394
DiscoverIE Group PLC	12,691	121,361
Domino’s Pizza Group PLC	126,302	549,813
Dowlais Group PLC	143,556	141,451
Dr. Martens PLC	331,241	367,181
Drax Group PLC	141,098	893,706
Empiric Student Property PLC	153,456	184,161
Essentra PLC	35,501	78,840
FDM Group Holdings PLC	61,495	266,455
Fevertree Drinks PLC	12,954	196,533
Firstgroup PLC	119,496	272,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Investments	Shares	Value
FRP Advisory Group PLC	56,813	$81,817
Fuller Smith & Turner PLC, Class A	9,868	73,548
Galliford Try Holdings PLC	53,660	162,686
Gamma Communications PLC	10,000	172,813
Gateley Holdings PLC	56,139	89,356
Genuit Group PLC	71,074	395,948
Genus PLC	4,920	109,698
Grainger PLC	133,796	435,728
H&T Group PLC	17,382	81,683
Halfords Group PLC	73,724	149,477
Hammerson PLC	1,044,329	392,872
Hargreaves Services PLC	10,800	67,943
Hays PLC	514,666	614,068
Helical PLC	53,926	141,694
Hill & Smith PLC	18,309	452,400
Hilton Food Group PLC	28,256	300,904
Hollywood Bowl Group PLC	100,136	416,807
Hunting PLC	30,046	125,443
Ibstock PLC(c)	188,373	358,609
Impax Asset Management Group PLC	64,666	379,447
IntegraFin Holdings PLC(b)	107,623	377,954
iomart Group PLC	27,016	49,622
James Halstead PLC(a)	70,756	179,659
Johnson Service Group PLC	62,552	103,831
Jupiter Fund Management PLC	321,195	359,291
Just Group PLC	153,238	203,644
Kainos Group PLC	17,878	218,052
Keller Group PLC	23,191	307,022
Kitwave Group PLC	36,471	170,927
Learning Technologies Group PLC	132,523	142,968
LondonMetric Property PLC	426,627	1,095,119
Luceco PLC(c)	45,774	80,491
Macfarlane Group PLC	51,441	87,727
Marshalls PLC	101,862	353,605
Mattioli Woods PLC	13,432	134,386
Me Group International PLC	179,473	377,261
Mears Group PLC	43,932	204,784
Midwich Group PLC	25,810	140,199
Mitie Group PLC	387,494	513,977
MJ Gleeson PLC	13,200	79,873
Moneysupermarket.com Group PLC	170,654	473,842
Morgan Advanced Materials PLC	91,185	328,290
Morgan Sindall Group PLC	16,890	495,002
Mortgage Advice Bureau Holdings Ltd.(a)	19,900	229,265
MP Evans Group PLC	20,721	212,024
Next 15 Group PLC	14,764	172,332
Nichols PLC(a)	8,141	99,550
Odfjell Technology Ltd.	15,328	91,415
Oxford Instruments PLC	6,914	185,600
PageGroup PLC	260,183	1,474,441
Pan African Resources PLC	652,243	185,388
PayPoint PLC	51,909	318,690
Pennon Group PLC	98,132	802,675
Pets at Home Group PLC	136,381	462,408
Polar Capital Holdings PLC	78,567	452,083
Premier Foods PLC	100,654	189,964
Primary Health Properties PLC	610,732	723,288
PZ Cussons PLC	152,201	172,464
QinetiQ Group PLC	84,673	390,629
Reach PLC	222,265	220,129
Redde Northgate PLC	168,364	811,396
Redrow PLC	143,999	1,210,589
Renew Holdings PLC	18,081	211,049
Restore PLC(a)	31,947	87,171
Ricardo PLC	13,984	80,730
Robert Walters PLC	25,965	133,497
RWS Holdings PLC	146,980	348,322
Safestore Holdings PLC	67,138	639,907
Savills PLC	43,857	590,589
Secure Trust Bank PLC	10,258	85,526
Senior PLC	44,520	99,432
Serco Group PLC	162,530	389,484
Serica Energy PLC	253,087	602,657
Severfield PLC	174,364	120,705
Smart Metering Systems PLC	43,144	518,856
Speedy Hire PLC	239,622	76,886
Spirent Communications PLC	249,325	629,920
SThree PLC	56,387	306,293
Tatton Asset Management PLC	15,147	108,684
TBC Bank Group PLC	19,498	791,882
Telecom Plus PLC	27,627	568,169
TORM PLC, Class A	62,074	2,104,935
Travis Perkins PLC	67,167	618,886
TT Electronics PLC	50,636	101,450
Tyman PLC	75,892	277,545
Vertu Motors PLC	102,409	87,323
Vesuvius PLC	132,210	827,055
Victrex PLC	21,747	356,860
Volution Group PLC	26,181	143,736
Warpaint London PLC	23,642	123,196
WH Smith PLC	21,297	354,318
Wickes Group PLC	162,267	317,930
Wincanton PLC	45,356	343,776
Workspace Group PLC	70,263	454,894
XPS Pensions Group PLC(b)	78,011	227,644
YouGov PLC	6,933	87,581
Young & Co.’s Brewery PLC, Class A(a)	5,056	62,465

Total United Kingdom		46,329,130

United States - 0.1%
Noram Drilling AS*	54,114	186,805

TOTAL COMMON STOCKS (Cost: $226,759,674)		261,189,510

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%

United States - 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $17,367,993)	17,367,993	17,367,993

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $244,127,667)		278,557,503
Other Assets less Liabilities - (5.7)%		(15,128,906)

NET ASSETS - 100.0%		$263,428,597

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,711,445 and the total market value of the collateral held by the Fund was $36,682,260. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,314,267.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	4/3/2024	4,209,754	ILS	1,149,134	USD	$—	$(51)
Bank of America NA	4/3/2024	1,863,824,195	JPY	12,318,773	USD	—	(1,825)
Bank of America NA	4/3/2024	1,028,242	SGD	761,919	USD	3	—
Bank of America NA	4/3/2024	1,134,740	USD	4,049,132	ILS	29,500	—
Bank of America NA	4/3/2024	12,164,461	USD	1,812,108,127	JPY	189,275	—
Bank of America NA	4/3/2024	752,375	USD	1,010,314	SGD	3,738	—
Bank of America NA	4/4/2024	8,115,159	AUD	5,294,419	USD	57	—
Bank of America NA	4/4/2024	626,330	CHF	695,473	USD	—	(15)
Bank of America NA	4/4/2024	6,491,846	DKK	940,000	USD	8	—
Bank of America NA	4/4/2024	6,752,153	EUR	7,292,595	USD	12	—
Bank of America NA	4/4/2024	6,337,391	GBP	8,005,849	USD	—	(97)
Bank of America NA	4/4/2024	22,038,905	NOK	2,031,574	USD	—	(23)
Bank of America NA	4/4/2024	28,688,454	SEK	2,683,154	USD	—	(28)
Bank of America NA	4/4/2024	5,228,098	USD	8,021,409	AUD	—	(5,214)
Bank of America NA	4/4/2024	686,761	USD	602,707	CHF	17,533	—
Bank of America NA	4/4/2024	928,225	USD	6,383,763	DKK	3,867	—
Bank of America NA	4/4/2024	7,201,244	USD	6,646,221	EUR	23,048	—
Bank of America NA	4/4/2024	7,905,563	USD	6,248,592	GBP	11,986	—
Bank of America NA	4/4/2024	2,006,125	USD	21,246,980	NOK	47,574	—
Bank of America NA	4/4/2024	2,649,543	USD	27,381,048	SEK	88,694	—
Bank of America NA	5/3/2024	5,494,822	USD	8,415,715	AUD	—	(294)
Bank of America NA	5/3/2024	918,167	USD	6,332,110	DKK	—	(40)
Bank of America NA	5/3/2024	5,995,958	USD	4,745,658	GBP	10	—
Bank of America NA	5/3/2024	1,138,462	USD	4,165,717	ILS	52	—
Bank of America NA	5/6/2024	596,706	USD	535,491	CHF	2	—
Bank of America NA	5/6/2024	7,844,630	USD	7,254,009	EUR	—	(75)
Bank of America NA	5/6/2024	1,739,203	USD	18,852,077	NOK	17	—
Bank of America NA	5/6/2024	2,495,962	USD	26,653,115	SEK	—	(31)
Bank of America NA	5/6/2024	776,902	USD	1,046,831	SGD	20	—
Bank of America NA	5/7/2024	12,873,057	USD	1,937,622,931	JPY	1,646	—
Barclays Bank PLC	4/3/2024	4,209,754	ILS	1,149,134	USD	—	(51)
Barclays Bank PLC	4/3/2024	1,863,824,195	JPY	12,318,773	USD	—	(1,825)
Barclays Bank PLC	4/3/2024	1,028,248	SGD	761,919	USD	7	—
Barclays Bank PLC	4/3/2024	1,134,740	USD	4,049,145	ILS	29,496	—
Barclays Bank PLC	4/3/2024	12,164,461	USD	1,812,115,426	JPY	189,226	—
Barclays Bank PLC	4/3/2024	752,375	USD	1,010,367	SGD	3,699	—
Barclays Bank PLC	4/4/2024	8,115,134	AUD	5,294,419	USD	40	—
Barclays Bank PLC	4/4/2024	626,349	CHF	695,473	USD	6	—
Barclays Bank PLC	4/4/2024	6,491,865	DKK	940,000	USD	11	—
Barclays Bank PLC	4/4/2024	6,752,159	EUR	7,292,595	USD	19	—
Barclays Bank PLC	4/4/2024	6,337,517	GBP	8,005,849	USD	62	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Barclays Bank PLC	4/4/2024	22,038,905	NOK	2,031,574	USD	—	(23)
Barclays Bank PLC	4/4/2024	28,688,972	SEK	2,683,154	USD	21	—
Barclays Bank PLC	4/4/2024	5,228,098	USD	8,021,409	AUD	—	(5,214)
Barclays Bank PLC	4/4/2024	686,761	USD	602,721	CHF	17,517	—
Barclays Bank PLC	4/4/2024	928,225	USD	6,383,802	DKK	3,862	—
Barclays Bank PLC	4/4/2024	7,201,244	USD	6,646,255	EUR	23,011	—
Barclays Bank PLC	4/4/2024	7,905,563	USD	6,248,617	GBP	11,955	—
Barclays Bank PLC	4/4/2024	2,006,125	USD	21,247,785	NOK	47,500	—
Barclays Bank PLC	4/4/2024	2,649,543	USD	27,381,366	SEK	88,664	—
Barclays Bank PLC	5/3/2024	5,494,822	USD	8,415,547	AUD	—	(185)
Barclays Bank PLC	5/3/2024	918,167	USD	6,332,248	DKK	—	(60)
Barclays Bank PLC	5/3/2024	5,995,958	USD	4,745,751	GBP	—	(109)
Barclays Bank PLC	5/3/2024	1,138,462	USD	4,165,932	ILS	—	(7)
Barclays Bank PLC	5/6/2024	596,706	USD	535,501	CHF	—	(10)
Barclays Bank PLC	5/6/2024	7,844,630	USD	7,254,015	EUR	—	(82)
Barclays Bank PLC	5/6/2024	1,739,203	USD	18,852,599	NOK	—	(31)
Barclays Bank PLC	5/6/2024	2,495,962	USD	26,653,522	SEK	—	(69)
Barclays Bank PLC	5/6/2024	776,902	USD	1,046,886	SGD	—	(21)
Barclays Bank PLC	5/7/2024	12,873,057	USD	1,937,635,804	JPY	1,560	—
Citibank NA	4/3/2024	4,209,743	ILS	1,149,134	USD	—	(54)
Citibank NA	4/3/2024	1,863,836,060	JPY	12,318,770	USD	—	(1,743)
Citibank NA	4/3/2024	1,028,241	SGD	761,917	USD	4	—
Citibank NA	4/4/2024	8,115,154	AUD	5,294,416	USD	57	—
Citibank NA	4/4/2024	626,331	CHF	695,471	USD	—	(12)
Citibank NA	4/4/2024	6,491,874	DKK	940,000	USD	12	—
Citibank NA	4/4/2024	6,752,201	EUR	7,292,593	USD	66	—
Citibank NA	4/4/2024	6,337,386	GBP	8,005,848	USD	—	(103)
Citibank NA	4/4/2024	22,038,861	NOK	2,031,570	USD	—	(23)
Citibank NA	4/4/2024	28,688,377	SEK	2,683,152	USD	—	(33)
Citibank NA	5/3/2024	5,494,820	USD	8,415,415	AUD	—	(101)
Citibank NA	5/3/2024	918,163	USD	6,332,028	DKK	—	(33)
Citibank NA	5/3/2024	5,995,956	USD	4,745,637	GBP	34	—
Citibank NA	5/3/2024	1,138,462	USD	4,165,932	ILS	—	(7)
Citibank NA	5/6/2024	596,702	USD	535,487	CHF	2	—
Citibank NA	5/6/2024	7,844,629	USD	7,254,035	EUR	—	(104)
Citibank NA	5/6/2024	1,739,202	USD	18,852,397	NOK	—	(14)
Citibank NA	5/6/2024	2,495,958	USD	26,653,070	SEK	—	(30)
Citibank NA	5/6/2024	776,900	USD	1,046,883	SGD	—	(21)
Citibank NA	5/7/2024	12,873,056	USD	1,937,648,527	JPY	1,475	—
HSBC Holdings PLC	4/3/2024	116,546	GBP	540,000	ILS	—	(165)
HSBC Holdings PLC	4/3/2024	148,370	ILS	40,749	USD	—	(250)
HSBC Holdings PLC	4/3/2024	66,031,878	JPY	436,830	USD	—	(463)
HSBC Holdings PLC	4/3/2024	36,444	SGD	27,018	USD	—	(13)
HSBC Holdings PLC	4/3/2024	1,134,740	USD	4,049,236	ILS	29,472	—
HSBC Holdings PLC	4/3/2024	112,722	USD	414,789	ILS	—	(498)
HSBC Holdings PLC	4/3/2024	12,164,461	USD	1,812,106,911	JPY	189,283	—
HSBC Holdings PLC	4/3/2024	1,208,390	USD	179,784,868	JPY	20,295	—
HSBC Holdings PLC	4/3/2024	752,375	USD	1,010,297	SGD	3,750	—
HSBC Holdings PLC	4/3/2024	74,739	USD	99,928	SGD	693	—
HSBC Holdings PLC	4/4/2024	287,877	AUD	187,743	USD	73	—
HSBC Holdings PLC	4/4/2024	22,130	CHF	24,662	USD	—	(90)
HSBC Holdings PLC	4/4/2024	229,755	DKK	33,333	USD	—	(65)
HSBC Holdings PLC	4/4/2024	239,007	EUR	258,598	USD	—	(461)
HSBC Holdings PLC	4/4/2024	225,257	GBP	283,891	USD	667	—
HSBC Holdings PLC	4/4/2024	773,914	NOK	72,041	USD	—	(701)
HSBC Holdings PLC	4/4/2024	1,003,532	SEK	95,146	USD	—	(1,289)
HSBC Holdings PLC	4/4/2024	5,228,098	USD	8,021,471	AUD	—	(5,254)
HSBC Holdings PLC	4/4/2024	519,348	USD	790,330	AUD	3,722	—
HSBC Holdings PLC	4/4/2024	686,761	USD	602,728	CHF	17,510	—
HSBC Holdings PLC	4/4/2024	68,221	USD	60,181	CHF	1,398	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

HSBC Holdings PLC	4/4/2024	928,225	USD	6,383,840	DKK	3,856	—
HSBC Holdings PLC	4/4/2024	92,208	USD	631,048	DKK	833	—
HSBC Holdings PLC	4/4/2024	7,201,244	USD	6,646,255	EUR	23,011	—
HSBC Holdings PLC	4/4/2024	715,355	USD	656,582	EUR	6,219	—
HSBC Holdings PLC	4/4/2024	7,905,563	USD	6,248,607	GBP	11,968	—
HSBC Holdings PLC	4/4/2024	785,321	USD	616,378	GBP	6,677	—
HSBC Holdings PLC	4/4/2024	2,006,125	USD	21,247,211	NOK	47,553	—
HSBC Holdings PLC	4/4/2024	199,284	USD	2,112,220	NOK	4,579	—
HSBC Holdings PLC	4/4/2024	2,649,543	USD	27,381,305	SEK	88,669	—
HSBC Holdings PLC	4/4/2024	263,200	USD	2,726,546	SEK	8,196	—
JP Morgan Chase Bank NA	4/3/2024	310,000	EUR	50,643,491	JPY	177	—
Morgan Stanley & Co. International	4/2/2024	74,000	SGD	8,297,250	JPY	8	—
Morgan Stanley & Co. International	4/3/2024	30,000	GBP	5,731,470	JPY	27	—
Morgan Stanley & Co. International	4/3/2024	4,209,764	ILS	1,149,134	USD	—	(48)
Morgan Stanley & Co. International	4/3/2024	1,863,830,515	JPY	12,318,773	USD	—	(1,783)
Morgan Stanley & Co. International	4/3/2024	1,028,248	SGD	761,919	USD	7	—
Morgan Stanley & Co. International	4/3/2024	1,134,740	USD	4,049,187	ILS	29,485	—
Morgan Stanley & Co. International	4/3/2024	12,164,461	USD	1,812,114,173	JPY	189,235	—
Morgan Stanley & Co. International	4/3/2024	752,375	USD	1,010,322	SGD	3,732	—
Morgan Stanley & Co. International	4/4/2024	8,115,147	AUD	5,294,419	USD	49	—
Morgan Stanley & Co. International	4/4/2024	626,337	CHF	695,473	USD	—	(7)
Morgan Stanley & Co. International	4/4/2024	6,491,893	DKK	940,000	USD	15	—
Morgan Stanley & Co. International	4/4/2024	6,752,209	EUR	7,292,595	USD	73	—
Morgan Stanley & Co. International	4/4/2024	6,337,401	GBP	8,005,849	USD	—	(84)
Morgan Stanley & Co. International	4/4/2024	22,038,941	NOK	2,031,574	USD	—	(20)
Morgan Stanley & Co. International	4/4/2024	28,688,452	SEK	2,683,154	USD	—	(28)
Morgan Stanley & Co. International	4/4/2024	5,228,098	USD	8,021,496	AUD	—	(5,270)
Morgan Stanley & Co. International	4/4/2024	686,761	USD	602,725	CHF	17,513	—
Morgan Stanley & Co. International	4/4/2024	928,225	USD	6,383,922	DKK	3,844	—
Morgan Stanley & Co. International	4/4/2024	7,201,244	USD	6,646,249	EUR	23,018	—
Morgan Stanley & Co. International	4/4/2024	7,905,563	USD	6,248,612	GBP	11,961	—
Morgan Stanley & Co. International	4/4/2024	2,006,125	USD	21,247,253	NOK	47,549	—
Morgan Stanley & Co. International	4/4/2024	2,649,543	USD	27,380,862	SEK	88,711	—
Morgan Stanley & Co. International	5/3/2024	5,494,822	USD	8,415,560	AUD	—	(193)
Morgan Stanley & Co. International	5/3/2024	918,167	USD	6,332,110	DKK	—	(40)
Morgan Stanley & Co. International	5/3/2024	5,995,958	USD	4,745,631	GBP	43	—
Morgan Stanley & Co. International	5/3/2024	1,138,462	USD	4,165,886	ILS	5	—
Morgan Stanley & Co. International	5/6/2024	596,706	USD	535,502	CHF	—	(11)
Morgan Stanley & Co. International	5/6/2024	7,844,630	USD	7,254,035	EUR	—	(104)
Morgan Stanley & Co. International	5/6/2024	1,739,203	USD	18,851,865	NOK	36	—
Morgan Stanley & Co. International	5/6/2024	2,495,962	USD	26,653,113	SEK	—	(30)
Morgan Stanley & Co. International	5/6/2024	776,902	USD	1,046,873	SGD	—	(12)
Morgan Stanley & Co. International	5/7/2024	12,873,057	USD	1,937,619,237	JPY	1,670	—
Royal Bank of Canada	4/3/2024	275,000	AUD	27,133,975	JPY	124	—
Royal Bank of Canada	4/3/2024	4,209,775	ILS	1,149,134	USD	—	(45)
Royal Bank of Canada	4/3/2024	1,863,824,355	JPY	12,318,773	USD	—	(1,824)
Royal Bank of Canada	4/3/2024	510,000	SEK	7,215,990	JPY	17	—
Royal Bank of Canada	4/3/2024	1,028,244	SGD	761,919	USD	4	—
Royal Bank of Canada	4/3/2024	1,134,737	USD	4,050,003	ILS	29,259	—
Royal Bank of Canada	4/3/2024	12,164,458	USD	1,812,111,293	JPY	189,251	—
Royal Bank of Canada	4/3/2024	752,372	USD	1,010,326	SGD	3,726	—
Royal Bank of Canada	4/4/2024	8,115,147	AUD	5,294,419	USD	49	—
Royal Bank of Canada	4/4/2024	626,337	CHF	695,473	USD	—	(8)
Royal Bank of Canada	4/4/2024	6,491,823	DKK	940,000	USD	5	—
Royal Bank of Canada	4/4/2024	6,752,221	EUR	7,292,595	USD	86	—
Royal Bank of Canada	4/4/2024	6,337,396	GBP	8,005,849	USD	—	(90)
Royal Bank of Canada	4/4/2024	22,038,864	NOK	2,031,574	USD	—	(27)
Royal Bank of Canada	4/4/2024	28,688,366	SEK	2,683,154	USD	—	(36)
Royal Bank of Canada	4/4/2024	5,228,095	USD	8,021,639	AUD	—	(5,366)
Royal Bank of Canada	4/4/2024	686,760	USD	602,744	CHF	17,492	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2024

Royal Bank of Canada	4/4/2024	928,225	USD	6,383,792	DKK	3,863	—
Royal Bank of Canada	4/4/2024	7,201,240	USD	6,646,251	EUR	23,011	—
Royal Bank of Canada	4/4/2024	7,905,562	USD	6,248,572	GBP	12,011	—
Royal Bank of Canada	4/4/2024	2,006,123	USD	21,247,238	NOK	47,548	—
Royal Bank of Canada	4/4/2024	2,649,542	USD	27,381,249	SEK	88,674	—
Royal Bank of Canada	5/3/2024	5,494,822	USD	8,415,560	AUD	—	(193)
Royal Bank of Canada	5/3/2024	918,167	USD	6,332,039	DKK	—	(30)
Royal Bank of Canada	5/3/2024	5,995,958	USD	4,745,650	GBP	19	—
Royal Bank of Canada	5/3/2024	1,138,462	USD	4,165,989	ILS	—	(23)
Royal Bank of Canada	5/6/2024	596,706	USD	535,494	CHF	—	(1)
Royal Bank of Canada	5/6/2024	7,844,630	USD	7,254,056	EUR	—	(126)
Royal Bank of Canada	5/6/2024	1,739,203	USD	18,852,148	NOK	10	—
Royal Bank of Canada	5/6/2024	2,495,962	USD	26,653,332	SEK	—	(51)
Royal Bank of Canada	5/6/2024	776,902	USD	1,046,880	SGD	—	(17)
Royal Bank of Canada	5/7/2024	12,873,057	USD	1,937,635,972	JPY	1,559	—

						$2,137,638	$(42,374)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$261,189,510	$—	$—	$261,189,510
Investment of Cash Collateral for Securities Loaned	—	17,367,993	—	17,367,993

Total Investments in Securities	$261,189,510	$17,367,993	$—	$278,557,503

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,137,638	$—	$2,137,638
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(42,374)	$—	$(42,374)

Total - Net	$261,189,510	$19,463,257	$—	$280,652,767

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 100.1%

Argentina - 0.1%

Banks - 0.1%
Grupo Financiero Galicia SA, ADR*	1,040	$26,437

Brazil - 7.0%
Aerospace & Defense - 0.1%
Embraer SA*	8,335	55,466

Banks - 0.4%
Banco Bradesco SA	20,369	51,843
Banco Santander Brasil SA	5,474	31,189
Itau Unibanco Holding SA	6,403	38,298
Itausa SA	14,619	30,549

Total Banks		151,879

Beverages - 0.4%
Ambev SA	62,900	156,950

Broadline Retail - 1.5%
Magazine Luiza SA*	45,930	16,516
MercadoLibre, Inc.*	405	612,344

Total Broadline Retail		628,860

Capital Markets - 0.4%
B3 SA - Brasil Bolsa Balcao	77,941	186,695

Commercial Services & Supplies - 0.1%
GPS Participacoes & Empreendimentos SA(a)	5,515	22,829

Consumer Staples Distribution & Retail - 0.4%
Atacadao SA	7,264	19,779
Raia Drogasil SA	14,989	81,959
Sendas Distribuidora SA	17,304	50,852

Total Consumer Staples Distribution & Retail		152,590

Containers & Packaging - 0.1%
Klabin SA	11,636	58,720

Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	4,925	49,786

Electric Utilities - 0.3%
CPFL Energia SA	2,724	18,943
Energisa SA	2,892	27,657
Equatorial Energia SA	12,494	81,246
Transmissora Alianca de Energia Eletrica SA	3,095	22,451

Total Electric Utilities		150,297

Electrical Equipment - 0.3%
WEG SA	19,279	147,128

Food Products - 0.1%
BRF SA*	10,860	35,408

Ground Transportation - 0.5%
Localiza Rent a Car SA	11,183	122,162
Rumo SA	16,472	73,252

Total Ground Transportation		195,414

Health Care Providers & Services - 0.3%
Hapvida Participacoes & Investimentos SA*(a)	62,476	46,181
Rede D’Or Sao Luiz SA(a)	13,775	69,652

Total Health Care Providers & Services		115,833

Hotels, Restaurants & Leisure - 0.0%
Smartfit Escola de Ginastica e Danca SA	3,221	16,731

Household Durables - 0.0%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	3,974	19,800

Independent Power & Renewable Electricity Producers - 0.2%
Eneva SA*	18,532	47,204
Engie Brasil Energia SA	3,552	28,569

Total Independent Power & Renewable Electricity Producers		75,773

Metals & Mining - 0.1%
Cia Siderurgica Nacional SA	8,325	26,111

Oil, Gas & Consumable Fuels - 0.5%
3R Petroleum Oleo & Gas SA*	2,987	19,687
Cosan SA	16,433	53,184
PRIO SA	10,414	101,403
Ultrapar Participacoes SA	10,114	57,525

Total Oil, Gas & Consumable Fuels		231,799

Paper & Forest Products - 0.3%
Suzano SA	9,933	126,962

Personal Care Products - 0.1%
Natura & Co. Holding SA	10,778	38,499

Pharmaceuticals - 0.1%
Hypera SA	5,842	38,433

Real Estate Management & Development - 0.1%
Allos SA	5,626	26,885
Multiplan Empreendimentos Imobiliarios SA	4,301	21,988

Total Real Estate Management & Development		48,873

Software - 0.1%
TOTVS SA	5,958	33,780

Specialty Retail - 0.3%
Lojas Renner SA	12,451	42,237
Vibra Energia SA	16,610	82,991

Total Specialty Retail		125,228

Transportation Infrastructure - 0.1%
CCR SA	12,860	35,506
Santos Brasil Participacoes SA	9,789	26,049

Total Transportation Infrastructure		61,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Water Utilities - 0.0%
Cia de Sanena do Parana	3,184	$16,558

Wireless Telecommunication Services - 0.1%
TIM SA	11,277	40,102

Total Brazil		3,008,059

Chile - 0.5%

Banks - 0.2%
Banco de Chile	387,864	43,103
Banco de Credito & Inversiones SA*	676	19,304
Banco Santander Chile	522,417	25,992

Total Banks		88,399

Broadline Retail - 0.1%
Falabella SA*	7,484	19,632

Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	6,756	11,710

Electric Utilities - 0.0%
Enel Americas SA	159,712	15,552

Oil, Gas & Consumable Fuels - 0.1%
Empresas Copec SA	3,310	23,754

Paper & Forest Products - 0.1%
Empresas CMPC SA	11,660	23,668

Passenger Airlines - 0.0%
Latam Airlines Group SA*	1,409,041	17,540

Total Chile		200,255

Czech Republic - 0.2%

Banks - 0.2%
Komercni Banka AS	2,281	81,837

Hungary - 0.3%

Banks - 0.1%
OTP Bank Nyrt	1,838	84,633

Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC	3,536	28,687

Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	972	24,669

Total Hungary		137,989

India - 28.2%

Air Freight & Logistics - 0.1%
Delhivery Ltd.*	3,813	20,370

Automobile Components - 0.7%
Apollo Tyres Ltd.	3,587	20,061
Balkrishna Industries Ltd.	868	24,118
Bharat Forge Ltd.	2,201	29,810
Bosch Ltd.	73	26,286
Exide Industries Ltd.	3,508	12,810
Motherson Sumi Wiring India Ltd.	17,453	13,832
MRF Ltd.	25	39,983
Samvardhana Motherson International Ltd.	21,580	30,299
Sona Blw Precision Forgings Ltd.(a)	4,357	36,879
Sundram Fasteners Ltd.	955	12,522
Tube Investments of India Ltd.	932	41,756
UNO Minda Ltd.	2,080	17,077

Total Automobile Components		305,433

Automobiles - 1.8%
Bajaj Auto Ltd.	645	70,748
Eicher Motors Ltd.	1,255	60,481
Hero MotoCorp Ltd.	1,096	62,056
Mahindra & Mahindra Ltd.	8,521	196,299
Maruti Suzuki India Ltd.	1,145	172,985
Tata Motors Ltd.	14,718	175,199
TVS Motor Co. Ltd.	1,923	49,615

Total Automobiles		787,383

Banks - 4.8%
AU Small Finance Bank Ltd.(a)	2,787	18,880
Axis Bank Ltd.	19,984	250,919
Bandhan Bank Ltd.(a)	6,484	13,994
Federal Bank Ltd.	16,904	30,443
HDFC Bank Ltd.	48,473	841,510
ICICI Bank Ltd.	44,643	585,213
IDFC First Bank Ltd.*	29,357	26,540
IndusInd Bank Ltd.	4,701	87,535
Kotak Mahindra Bank Ltd.	9,346	200,081

Total Banks		2,055,115

Beverages - 0.3%
Radico Khaitan Ltd.	909	18,831
United Breweries Ltd.	686	14,278
United Spirits Ltd.	2,593	35,264
Varun Beverages Ltd.	4,100	68,754

Total Beverages		137,127

Biotechnology - 0.0%
Biocon Ltd.	5,665	17,942

Building Products - 0.1%
Astral Ltd.	1,001	23,899
Blue Star Ltd.	1,069	16,326
Kajaria Ceramics Ltd.	683	9,457

Total Building Products		49,682

Capital Markets - 0.2%
360 ONE WAM Ltd.	1,590	12,880
Angel One Ltd.	457	16,685
CRISIL Ltd.	192	11,667
HDFC Asset Management Co. Ltd.(a)	910	40,961
Multi Commodity Exchange of India Ltd.	288	11,566

Total Capital Markets		93,759

Chemicals - 1.1%
Aarti Industries Ltd.	2,248	17,939
Asian Paints Ltd.	3,871	132,128
Atul Ltd.	120	8,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Berger Paints India Ltd.	2,639	$18,132
Carborundum Universal Ltd.	845	12,850
Castrol India Ltd.	3,606	8,040
Coromandel International Ltd.	1,379	17,775
Deepak Nitrite Ltd.	714	18,196
Gujarat Fluorochemicals Ltd.	419	15,560
Linde India Ltd.	164	12,602
Navin Fluorine International Ltd.	205	7,655
PI Industries Ltd.	695	32,229
Pidilite Industries Ltd.	1,393	50,352
Solar Industries India Ltd.	265	27,903
SRF Ltd.	1,211	37,175
Supreme Industries Ltd.	598	30,345
Tata Chemicals Ltd.	1,006	13,038
UPL Ltd.	4,516	24,691

Total Chemicals		484,869

Construction & Engineering - 0.8%
Kalpataru Projects International Ltd.	714	9,159
KEC International Ltd.	1,009	8,399
Larsen & Toubro Ltd.	5,991	270,370
NCC Ltd.	3,545	9,876
Voltas Ltd.	2,121	28,064

Total Construction & Engineering		325,868

Construction Materials - 0.8%
ACC Ltd.	830	24,797
Ambuja Cements Ltd.	6,392	46,931
Dalmia Bharat Ltd.	735	17,115
Grasim Industries Ltd.	3,163	86,745
JK Cement Ltd.	405	19,793
Ramco Cements Ltd.	1,237	12,022
Shree Cement Ltd.	98	30,178
UltraTech Cement Ltd.	1,035	120,984

Total Construction Materials		358,565

Consumer Staples Distribution & Retail - 0.2%
Avenue Supermarts Ltd.*(a)	1,302	70,649

Diversified Telecommunication Services - 0.2%
HFCL Ltd.	9,433	10,383
Indus Towers Ltd.*	9,398	32,807
Tata Communications Ltd.	963	23,213

Total Diversified Telecommunication Services		66,403

Electric Utilities - 0.3%
Adani Energy Solutions Ltd.*	3,404	41,904
Tata Power Co. Ltd.	13,004	61,463
Torrent Power Ltd.	1,488	24,227

Total Electric Utilities		127,594

Electrical Equipment - 0.5%
ABB India Ltd.	439	33,481
CG Power & Industrial Solutions Ltd.	5,247	34,029
Havells India Ltd.	2,212	40,181
KEI Industries Ltd.	482	19,995
Polycab India Ltd.	390	23,684
Suzlon Energy Ltd.*	95,087	46,060

Total Electrical Equipment		197,430

Electronic Equipment, Instruments & Components - 0.1%
Honeywell Automation India Ltd.	28	12,988
Redington Ltd.	4,915	12,284

Total Electronic Equipment, Instruments & Components		25,272

Entertainment - 0.0%
PVR Inox Ltd.*	518	8,237

Financial Services - 0.6%
Aditya Birla Capital Ltd.*	3,824	8,042
Bajaj Finserv Ltd.	3,665	72,237
Bajaj Holdings & Investment Ltd.	280	27,773
Jio Financial Services Ltd.*	27,525	116,747
One 97 Communications Ltd.*	2,422	11,693

Total Financial Services		236,492

Food Products - 0.6%
Britannia Industries Ltd.	1,052	61,948
Marico Ltd.	4,482	26,719
Nestle India Ltd.	3,167	99,577
Patanjali Foods Ltd.	857	13,753
Tata Consumer Products Ltd.	5,010	65,849

Total Food Products		267,846

Gas Utilities - 0.1%
Adani Total Gas Ltd.	2,940	32,662
Gujarat Gas Ltd.	1,441	9,403

Total Gas Utilities		42,065

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	944	71,950
Aster DM Healthcare Ltd.*(a)	1,396	6,851
Dr. Lal PathLabs Ltd.(a)	354	9,605
Fortis Healthcare Ltd.	5,765	29,045
Global Health Ltd.*	831	13,164
Max Healthcare Institute Ltd.	7,404	72,786
Narayana Hrudayalaya Ltd.(b)	650	10,005

Total Health Care Providers & Services		213,406

Hotels, Restaurants & Leisure - 0.4%
EIH Ltd.	1,639	8,834
Indian Hotels Co. Ltd.	7,567	53,634
Jubilant Foodworks Ltd.	3,238	17,426
Zomato Ltd.*	50,299	109,822

Total Hotels, Restaurants & Leisure		189,716

Household Durables - 0.1%
Crompton Greaves Consumer Electricals Ltd.	5,338	17,121
Dixon Technologies India Ltd.(b)	334	29,952

Total Household Durables		47,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.4%
Adani Green Energy Ltd.*	3,597	$79,147
Adani Power Ltd.*	6,655	42,594
Jaiprakash Power Ventures Ltd.*	42,927	7,849
JSW Energy Ltd.	3,507	22,240

Total Independent Power & Renewable Electricity Producers		151,830

Industrial Conglomerates - 0.1%
Siemens Ltd.	763	49,164

Insurance - 0.5%
HDFC Life Insurance Co. Ltd.(a)	8,703	66,090
ICICI Lombard General Insurance Co. Ltd.(a)	2,301	46,474
ICICI Prudential Life Insurance Co. Ltd.(a)	3,068	22,389
Max Financial Services Ltd.*	1,988	23,889
PB Fintech Ltd.*	3,362	45,319

Total Insurance		204,161

Interactive Media & Services - 0.1%
Info Edge India Ltd.	670	44,922

IT Services - 3.6%
Coforge Ltd.	619	40,838
Cyient Ltd.	874	20,920
HCL Technologies Ltd.	9,504	175,893
Infosys Ltd.	33,035	593,365
LTIMindtree Ltd.(a)	862	51,040
Mphasis Ltd.	910	26,056
Persistent Systems Ltd.	896	42,806
Sonata Software Ltd.	1,460	12,645
Tata Consultancy Services Ltd.	9,190	427,124
Tech Mahindra Ltd.	5,550	83,055
Wipro Ltd.	12,737	73,320

Total IT Services		1,547,062

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	1,093	45,151
Syngene International Ltd.(a)	1,810	15,247

Total Life Sciences Tools & Services		60,398

Machinery - 0.4%
AIA Engineering Ltd.	409	19,200
Ashok Leyland Ltd.	13,908	28,557
Cummins India Ltd.	1,190	42,894
Elgi Equipments Ltd.	2,430	17,531
Grindwell Norton Ltd.	449	10,234
Schaeffler India Ltd.	462	15,573
SKF India Ltd.	176	8,776
Thermax Ltd.	462	23,223
Timken India Ltd.	226	7,749

Total Machinery		173,737

Media - 0.0%
Zee Entertainment Enterprises Ltd.*	8,146	13,532

Metals & Mining - 1.0%
APL Apollo Tubes Ltd.	1,940	34,797
Hindalco Industries Ltd.	12,398	83,283
Jindal Stainless Ltd.	2,782	23,164
Jindal Steel & Power Ltd.	2,914	29,668
JSW Steel Ltd.	8,086	80,489
Tata Steel Ltd.	69,070	129,068
Vedanta Ltd.	11,239	36,607

Total Metals & Mining		417,076

Oil, Gas & Consumable Fuels - 2.5%
Reliance Industries Ltd.	30,408	1,083,462

Passenger Airlines - 0.1%
InterGlobe Aviation Ltd.*(a)	1,107	47,101

Personal Care Products - 0.9%
Colgate-Palmolive India Ltd.	1,164	37,827
Dabur India Ltd.	5,873	36,839
Emami Ltd.	2,032	10,461
Godrej Consumer Products Ltd.	3,318	49,800
Hindustan Unilever Ltd.	7,968	216,328
Procter & Gamble Hygiene & Health Care Ltd.	77	15,629

Total Personal Care Products		366,884

Pharmaceuticals - 1.4%
Ajanta Pharma Ltd.	511	13,668
Alkem Laboratories Ltd.	349	20,680
Aurobindo Pharma Ltd.	2,410	31,461
Cipla Ltd.	4,848	87,014
Dr. Reddy’s Laboratories Ltd.	1,094	80,774
Gland Pharma Ltd.*(a)	624	13,806
GlaxoSmithKline Pharmaceuticals Ltd.	374	8,729
Glenmark Pharmaceuticals Ltd.	1,148	13,193
Ipca Laboratories Ltd.	1,600	23,738
Laurus Labs Ltd.(a)	4,188	19,702
Lupin Ltd.	2,032	39,391
Sun Pharmaceutical Industries Ltd.	9,439	183,404
Torrent Pharmaceuticals Ltd.	819	25,538
Zydus Lifesciences Ltd.	2,179	26,318

Total Pharmaceuticals		587,416

Professional Services - 0.1%
Computer Age Management Services Ltd.	437	15,277
L&T Technology Services Ltd.(a)	231	15,185

Total Professional Services		30,462

Real Estate Management & Development - 0.5%
Brigade Enterprises Ltd.	1,140	12,784
DLF Ltd.	5,431	58,411
Godrej Properties Ltd.*	1,080	29,784
Macrotech Developers Ltd.(a)	2,105	28,668
Oberoi Realty Ltd.	1,193	21,111
Phoenix Mills Ltd.	995	33,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Prestige Estates Projects Ltd.	1,343	$18,840

Total Real Estate Management & Development		202,797

Software - 0.2%
Birlasoft Ltd.	1,325	11,788
KPIT Technologies Ltd.	1,644	29,299
Oracle Financial Services Software Ltd.	227	23,881
Tata Elxsi Ltd.	347	32,391

Total Software		97,359

Specialty Retail - 0.2%
FSN E-Commerce Ventures Ltd.*	12,299	23,882
Trent Ltd.	1,578	74,697

Total Specialty Retail		98,579

Textiles, Apparel & Luxury Goods - 0.5%
Bata India Ltd.	448	7,328
Page Industries Ltd.	67	27,676
Titan Co. Ltd.	3,526	160,728

Total Textiles, Apparel & Luxury Goods		195,732

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	3,376	129,414

Transportation Infrastructure - 0.3%
Adani Ports & Special Economic Zone Ltd.	6,210	99,912
GMR Airports Infrastructure Ltd.*	22,102	21,624

Total Transportation Infrastructure		121,536

Wireless Telecommunication Services - 0.7%
Bharti Airtel Ltd.	21,198	312,267

Total India		12,063,187

Indonesia - 2.6%

Banks - 1.2%
Bank Central Asia Tbk. PT	806,400	512,424

Broadline Retail - 0.2%
GoTo Gojek Tokopedia Tbk. PT*	15,359,800	66,845

Chemicals - 0.1%
Barito Pacific Tbk. PT	378,158	22,539
Chandra Asri Pacific Tbk. PT	94,600	34,755

Total Chemicals		57,294

Construction Materials - 0.0%
Indocement Tunggal Prakarsa Tbk. PT	22,500	12,417

Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk. PT	309,900	56,879

Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk. PT	329,300	17,862

Food Products - 0.2%
Charoen Pokphand Indonesia Tbk. PT	124,900	41,357
Indofood CBP Sukses Makmur Tbk. PT	36,000	26,339
Indofood Sukses Makmur Tbk. PT	67,600	27,181

Total Food Products		94,877

Industrial Conglomerates - 0.2%
Astra International Tbk. PT	301,600	97,965

Media - 0.0%
Elang Mahkota Teknologi Tbk. PT	609,200	16,753

Metals & Mining - 0.2%
Amman Mineral Internasional PT*	95,600	52,760
Merdeka Copper Gold Tbk. PT*	138,900	19,974

Total Metals & Mining		72,734

Oil, Gas & Consumable Fuels - 0.2%
Adaro Energy Indonesia Tbk. PT	194,100	33,054
United Tractors Tbk. PT	24,900	37,966

Total Oil, Gas & Consumable Fuels		71,020

Pharmaceuticals - 0.1%
Kalbe Farma Tbk. PT	256,600	23,872

Wireless Telecommunication Services - 0.1%
Indosat Tbk. PT	29,300	20,651

Total Indonesia		1,121,593

Malaysia - 1.3%

Banks - 0.2%
Hong Leong Bank Bhd.	20,800	85,169

Food Products - 0.2%
Nestle Malaysia Bhd.	1,800	44,953
QL Resources Bhd.	33,400	41,635

Total Food Products		86,588

Hotels, Restaurants & Leisure - 0.1%
Genting Malaysia Bhd.	84,300	48,446

Industrial Conglomerates - 0.1%
Sunway Bhd.	51,000	37,714

Metals & Mining - 0.2%
Press Metal Aluminium Holdings Bhd.	113,000	111,018

Multi-Utilities - 0.4%
YTL Corp. Bhd.	163,400	90,797
YTL Power International Bhd.	81,700	66,803

Total Multi-Utilities		157,600

Specialty Retail - 0.1%
MR DIY Group M Bhd.(a)	121,000	38,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Total Malaysia		$564,627

Mexico - 3.8%

Banks - 0.6%
Banco del Bajio SA(a)	7,016	27,352
Grupo Financiero Banorte SAB de CV, Class O	19,300	204,788
Grupo Financiero Inbursa SAB de CV, Class O*	14,411	44,330

Total Banks		276,470

Beverages - 0.7%
Arca Continental SAB de CV	3,600	39,299
Becle SAB de CV	3,401	8,021
Coca-Cola Femsa SAB de CV	5,065	48,871
Fomento Economico Mexicano SAB de CV	14,700	190,708

Total Beverages		286,899

Chemicals - 0.0%
Orbia Advance Corp. SAB de CV	7,200	15,044

Construction Materials - 0.3%
Cemex SAB de CV, Series CPO*	114,604	101,147
GCC SAB de CV	1,200	14,266

Total Construction Materials		115,413

Consumer Finance - 0.0%
Gentera SAB de CV	9,220	15,781

Consumer Staples Distribution & Retail - 0.4%
Grupo Comercial Chedraui SA de CV	1,700	13,671
Wal-Mart de Mexico SAB de CV	38,400	154,785

Total Consumer Staples Distribution & Retail		168,456

Diversified REITs - 0.1%
Concentradora Fibra Danhos SA de CV	7,698	9,392
Fibra Uno Administracion SA de CV	22,200	36,876

Total Diversified REITs		46,268

Food Products - 0.2%
Gruma SAB de CV, Class B	1,470	27,476
Grupo Bimbo SAB de CV, Series A	11,292	53,309

Total Food Products		80,785

Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV*	3,424	16,887

Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	14,000	32,512

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Class A	25,400	18,903
Grupo Carso SAB de CV, Series A1	4,300	38,318

Total Industrial Conglomerates		57,221

Industrial REITs - 0.1%
FIBRA Macquarie Mexico(a)	6,385	12,392
Prologis Property Mexico SA de CV	4,749	20,788

Total Industrial REITs		33,180

Insurance - 0.0%
Qualitas Controladora SAB de CV	1,400	16,294

Media - 0.0%
Grupo Televisa SAB, Series CPO	20,200	12,615

Metals & Mining - 0.4%
Grupo Mexico SAB de CV, Series B	23,788	140,437
Industrias Penoles SAB de CV*	1,605	22,689

Total Metals & Mining		163,126

Real Estate Management & Development - 0.1%
Corp. Inmobiliaria Vesta SAB de CV	7,000	27,319

Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Centro Norte SAB de CV	2,100	20,645
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,059	49,140
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,350	42,588
Promotora y Operadora de Infraestructura SAB de CV	1,967	20,829

Total Transportation Infrastructure		133,202

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV	161,409	151,293

Total Mexico		1,648,765

Philippines - 1.0%

Banks - 0.2%
Bank of the Philippine Islands	15,891	33,385
BDO Unibank, Inc.	16,138	44,353
Metropolitan Bank & Trust Co.	14,580	16,898

Total Banks		94,636

Electric Utilities - 0.0%
Manila Electric Co.	2,550	16,194

Food Products - 0.1%
Monde Nissin Corp.(a)	57,600	11,189
Universal Robina Corp.	7,030	13,168

Total Food Products		24,357

Hotels, Restaurants & Leisure - 0.1%
Jollibee Foods Corp.	3,750	16,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures, Inc.	19,800	$16,502
Ayala Corp.	2,370	26,982
JG Summit Holdings, Inc.	23,600	15,281
SM Investments Corp.	4,020	69,509

Total Industrial Conglomerates		128,274

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	58,800	33,733
SM Prime Holdings, Inc.	90,200	52,469

Total Real Estate Management & Development		86,202

Transportation Infrastructure - 0.1%
International Container Terminal Services, Inc.	6,770	38,297

Wireless Telecommunication Services - 0.0%
PLDT, Inc.	635	15,475

Total Philippines		420,285

Poland - 1.3%

Banks - 0.7%
Alior Bank SA*	1,349	33,132
Bank Millennium SA*	9,813	25,395
Bank Polska Kasa Opieki SA	2,647	120,709
mBank SA*	208	38,608
Santander Bank Polska SA	529	75,548

Total Banks		293,392

Construction & Engineering - 0.1%
Budimex SA	174	30,544

Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA*(a)	770	74,861

Diversified Telecommunication Services - 0.1%
Orange Polska SA	11,147	22,648

Entertainment - 0.1%
CD Projekt SA	1,071	31,396

Metals & Mining - 0.1%
Grupa Kety SA	158	30,112

Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	17	65,225

Total Poland		548,178

Saudi Arabia - 5.8%

Banks - 3.3%
Al Rajhi Bank	41,323	906,781
Alinma Bank	20,615	233,880
Bank Al-Jazira*	8,228	43,350
Bank AlBilad	10,557	134,549
Saudi Awwal Bank	7,755	82,709

Total Banks		1,401,269

Chemicals - 0.3%
Advanced Petrochemical Co.	3,109	33,821
National Industrialization Co.*	7,968	29,573
Sahara International Petrochemical Co.	7,126	59,566

Total Chemicals		122,960

Consumer Staples Distribution & Retail - 0.1%
Abdullah Al Othaim Markets Co.	9,857	34,955
Nahdi Medical Co.	717	28,103

Total Consumer Staples Distribution & Retail		63,058

Electrical Equipment - 0.0%
Riyadh Cables Group Co.	683	17,956

Food Products - 0.3%
Saudia Dairy & Foodstuff Co.	354	34,923
Savola Group	5,355	80,386

Total Food Products		115,309

Health Care Providers & Services - 0.8%
Al Hammadi Holding	1,678	25,950
Dallah Healthcare Co.	802	35,796
Dr. Sulaiman Al Habib Medical Services Group Co.	1,780	145,229
Middle East Healthcare Co.*	828	21,856
Mouwasat Medical Services Co.	1,957	71,904
National Medical Care Co.	430	21,302

Total Health Care Providers & Services		322,037

Hotels, Restaurants & Leisure - 0.1%
Leejam Sports Co. JSC	476	27,693
Seera Group Holding*	2,984	21,880

Total Hotels, Restaurants & Leisure		49,573

Industrial Conglomerates - 0.1%
Astra Industrial Group	773	39,366

Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co.	487	33,371

Media - 0.1%
Saudi Research & Media Group*	815	56,325

Oil, Gas & Consumable Fuels - 0.1%
Aldrees Petroleum & Transport Services Co.	732	32,204

Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co.*	10,504	38,313

Specialty Retail - 0.1%
Jarir Marketing Co.	11,673	45,130

Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co.	7,971	111,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Mobile Telecommunications Co. Saudi Arabia	9,831	$33,080

Total Wireless Telecommunication Services		144,447

Total Saudi Arabia		2,481,318

South Africa - 2.9%

Banks - 0.8%
Absa Group Ltd.	8,191	64,075
Capitec Bank Holdings Ltd.	932	103,150
Nedbank Group Ltd.	5,274	63,688
Standard Bank Group Ltd.	13,475	131,816

Total Banks		362,729

Broadline Retail - 0.1%
Woolworths Holdings Ltd.	8,448	26,415

Capital Markets - 0.0%
Investec Ltd.	2,640	17,417

Consumer Staples Distribution & Retail - 0.2%
Clicks Group Ltd.	2,540	39,719
Shoprite Holdings Ltd.	4,418	57,730

Total Consumer Staples Distribution & Retail		97,449

Financial Services - 0.4%
FirstRand Ltd.	52,474	171,059

Food Products - 0.1%
Tiger Brands Ltd.	1,996	21,144

Insurance - 0.3%
Discovery Ltd.	4,402	28,042
Momentum Metropolitan Holdings	12,627	13,550
Old Mutual Ltd.	49,287	30,583
Sanlam Ltd.	18,726	68,619

Total Insurance		140,794

Media - 0.0%
MultiChoice Group*	3,132	18,789

Metals & Mining - 0.6%
Anglo American Platinum Ltd.	521	21,144
Gold Fields Ltd.	7,377	118,390
Harmony Gold Mining Co. Ltd.	4,398	36,698
Impala Platinum Holdings Ltd.	7,778	32,166
Kumba Iron Ore Ltd.	686	16,747
Sibanye Stillwater Ltd.	23,817	27,280

Total Metals & Mining		252,425

Oil, Gas & Consumable Fuels - 0.1%
Exxaro Resources Ltd.	2,837	25,316

Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	3,477	40,282

Specialty Retail - 0.1%
Mr. Price Group Ltd.	3,018	27,701

Wireless Telecommunication Services - 0.1%
Vodacom Group Ltd.	6,281	32,688

Total South Africa		1,234,208

South Korea - 16.4%

Aerospace & Defense - 0.1%
Hanwha Aerospace Co. Ltd.	304	46,178
LIG Nex1 Co. Ltd.	114	15,107

Total Aerospace & Defense		61,285

Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	211	27,287

Automobile Components - 0.1%
Hankook Tire & Technology Co. Ltd.	718	28,907

Automobiles - 0.4%
Hyundai Motor Co.	1,081	187,092

Banks - 1.1%
BNK Financial Group, Inc.	2,766	15,964
DGB Financial Group, Inc.	1,304	8,282
Hana Financial Group, Inc.	2,158	92,491
KakaoBank Corp.	2,732	55,908
KB Financial Group, Inc.	2,685	138,613
Shinhan Financial Group Co. Ltd.	3,668	125,332
Woori Financial Group, Inc.	5,357	56,982

Total Banks		493,572

Biotechnology - 0.5%
Alteogen, Inc.*	231	33,871
Celltrion, Inc.	1,359	193,011

Total Biotechnology		226,882

Capital Markets - 0.2%
KIWOOM Securities Co. Ltd.	98	8,859
Korea Investment Holdings Co. Ltd.	347	17,166
Mirae Asset Securities Co. Ltd.	2,738	16,392
NH Investment & Securities Co. Ltd.	1,090	9,473
Samsung Securities Co. Ltd.	517	15,400

Total Capital Markets		67,290

Chemicals - 0.6%
Enchem Co. Ltd.*	73	12,309
Hansol Chemical Co. Ltd.	80	12,152
Hanwha Solutions Corp.	861	18,131
Kum Yang Co. Ltd.*	199	17,088
Kumho Petrochemical Co. Ltd.	168	16,947
LG Chem Ltd.	401	130,762
Lotte Chemical Corp.	154	13,727
SKC Co. Ltd.*	182	16,169

Total Chemicals		237,285

Construction & Engineering - 0.1%
Samsung Engineering Co. Ltd.*	1,196	22,210

Diversified Telecommunication Services - 0.1%
KT Corp.	978	27,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
LG Uplus Corp.	1,754	$12,990

Total Diversified Telecommunication Services		40,377

Electrical Equipment - 1.0%
CS Wind Corp.	293	11,034
Doosan Enerbility Co. Ltd.*	4,061	51,945
Ecopro BM Co. Ltd.*	371	75,509
Ecopro Co. Ltd.*	150	70,529
L&F Co. Ltd.*	197	25,476
LG Energy Solution Ltd.*	304	89,196
LS Corp.	156	13,141
POSCO Future M Co. Ltd.	251	56,586
Shinsung Delta Tech Co. Ltd.	178	14,346
SK IE Technology Co. Ltd.*(a)	250	13,593

Total Electrical Equipment		421,355

Electronic Equipment, Instruments & Components - 0.5%
LG Display Co. Ltd.*	2,396	19,133
LG Innotek Co. Ltd.	122	17,825
Samsung Electro-Mechanics Co. Ltd.	449	49,594
Samsung SDI Co. Ltd.	371	129,798

Total Electronic Equipment, Instruments & Components		216,350

Entertainment - 0.3%
HYBE Co. Ltd.	152	25,969
JYP Entertainment Corp.	344	18,423
Krafton, Inc.*	267	48,987
NCSoft Corp.	120	17,720

Total Entertainment		111,099

Financial Services - 0.1%
Meritz Financial Group, Inc.	944	57,289

Food Products - 0.1%
CJ CheilJedang Corp.	83	18,126
Orion Corp.	208	14,060

Total Food Products		32,186

Health Care Equipment & Supplies - 0.2%
HLB, Inc.*	1,098	85,801

Household Durables - 0.2%
Coway Co. Ltd.	439	18,261
LG Electronics, Inc.	841	59,409

Total Household Durables		77,670

Industrial Conglomerates - 0.3%
GS Holdings Corp.	420	15,053
LG Corp.	932	60,576
SK, Inc.	291	38,605

Total Industrial Conglomerates		114,234

Insurance - 0.4%
DB Insurance Co. Ltd.	447	31,444
Hyundai Marine & Fire Insurance Co. Ltd.	539	12,211
Samsung Fire & Marine Insurance Co. Ltd.	267	60,689
Samsung Life Insurance Co. Ltd.	726	49,775

Total Insurance		154,119

Interactive Media & Services - 0.7%
Kakao Corp.	2,582	102,992
NAVER Corp.	1,309	182,215

Total Interactive Media & Services		285,207

IT Services - 0.1%
Posco DX Co. Ltd.	453	16,455
Samsung SDS Co. Ltd.	308	37,406

Total IT Services		53,861

Life Sciences Tools & Services - 0.2%
Samsung Biologics Co. Ltd.*(a)	155	95,677

Machinery - 0.3%
Doosan Bobcat, Inc.	465	18,410
HD Hyundai Heavy Industries Co. Ltd.	196	17,180
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	361	31,749
Hyundai Rotem Co. Ltd.	714	19,517
Samsung Heavy Industries Co. Ltd.*	5,689	36,173

Total Machinery		123,029

Metals & Mining - 0.5%
Hyundai Steel Co.	742	17,527
Korea Zinc Co. Ltd.	97	32,568
POSCO Holdings, Inc.	581	182,122

Total Metals & Mining		232,217

Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co. Ltd.	406	21,683
S-Oil Corp.	407	23,732
SK Innovation Co. Ltd.*	427	36,793

Total Oil, Gas & Consumable Fuels		82,208

Passenger Airlines - 0.1%
Korean Air Lines Co. Ltd.	1,378	22,212

Personal Care Products - 0.1%
Amorepacific Corp.	252	22,725
LG H&H Co. Ltd.	65	18,347

Total Personal Care Products		41,072

Pharmaceuticals - 0.2%
Celltrion Pharm, Inc.*	202	15,770
Hanmi Pharm Co. Ltd.	74	18,304
Hanmi Science Co. Ltd.	337	9,587
SK Biopharmaceuticals Co. Ltd.*	237	16,143
Yuhan Corp.	495	28,202

Total Pharmaceuticals		88,006

Semiconductors & Semiconductor Equipment - 1.5%
DB HiTek Co. Ltd.	373	11,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Eo Technics Co. Ltd.	82	$12,700
Hanmi Semiconductor Co. Ltd.	433	43,002
HPSP Co. Ltd.	250	9,861
LEENO Industrial, Inc.	75	14,234
SK Hynix, Inc.	4,085	555,287

Total Semiconductors & Semiconductor Equipment		647,067

Specialty Retail - 0.0%
Hotel Shilla Co. Ltd.	293	13,059

Technology Hardware, Storage & Peripherals - 6.0%
CosmoAM&T Co. Ltd.*	215	25,553
Samsung Electronics Co. Ltd.	41,338	2,530,177

Total Technology Hardware, Storage & Peripherals		2,555,730

Textiles, Apparel & Luxury Goods - 0.0%
Fila Holdings Corp.	399	11,277

Tobacco - 0.1%
KT&G Corp.	791	54,937

Trading Companies & Distributors - 0.0%
Posco International Corp.	470	18,468

Wireless Telecommunication Services - 0.0%
SK Telecom Co. Ltd.	508	19,811

Total South Korea		7,006,128

Taiwan - 25.8%

Automobile Components - 0.1%
Cheng Shin Rubber Industry Co. Ltd.	19,000	29,684
Tong Yang Industry Co. Ltd.	4,000	15,624

Total Automobile Components		45,308

Automobiles - 0.1%
Sanyang Motor Co. Ltd.	5,000	11,718
Yulon Motor Co. Ltd.	5,000	10,639

Total Automobiles		22,357

Banks - 1.5%
CTBC Financial Holding Co. Ltd.	173,000	178,657
E.Sun Financial Holding Co. Ltd.	140,144	119,328
Far Eastern International Bank	32,000	14,398
First Financial Holding Co. Ltd.	100,000	86,553
King’s Town Bank Co. Ltd.	7,000	11,286
Shanghai Commercial & Savings Bank Ltd.	43,392	65,556
SinoPac Financial Holdings Co. Ltd.	109,938	74,372
Taichung Commercial Bank Co. Ltd.	29,159	15,580
Taishin Financial Holding Co. Ltd.	108,226	60,871
Union Bank of Taiwan	25,600	12,199

Total Banks		638,800

Biotechnology - 0.1%
PharmaEssentia Corp.*	3,000	30,184

Capital Markets - 0.0%
Capital Securities Corp.	17,000	10,172
IBF Financial Holdings Co. Ltd.*	24,000	10,424

Total Capital Markets		20,596

Chemicals - 0.4%
Formosa Plastics Corp.	43,000	92,574
Nan Ya Plastics Corp.	50,000	87,491

Total Chemicals		180,065

Communications Equipment - 0.2%
Accton Technology Corp.	5,000	72,336
Arcadyan Technology Corp.	2,000	11,968
Wistron NeWeb Corp.	3,143	15,222

Total Communications Equipment		99,526

Construction & Engineering - 0.1%
United Integrated Services Co. Ltd.	2,000	24,560

Construction Materials - 0.2%
Asia Cement Corp.	22,000	28,391
Taiwan Cement Corp.	61,000	61,279

Total Construction Materials		89,670

Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp.	5,000	41,636

Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co. Ltd.	3,000	13,499

Electrical Equipment - 0.5%
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,000	22,435
Fortune Electric Co. Ltd.	2,000	42,683
Shihlin Electric & Engineering Corp.	3,000	27,372
Tatung Co. Ltd.*	15,000	26,482
Voltronic Power Technology Corp.	1,000	51,244
Walsin Lihwa Corp.	27,000	31,679

Total Electrical Equipment		201,895

Electronic Equipment, Instruments & Components - 3.0%
AUO Corp.	66,000	36,915
Chroma ATE, Inc.	3,000	23,904
Compeq Manufacturing Co. Ltd.	12,000	30,147
Delta Electronics, Inc.	17,000	181,136
Elite Material Co. Ltd.	3,000	37,824
Genius Electronic Optical Co. Ltd.	1,000	15,498
Gold Circuit Electronics Ltd.	3,000	23,013
Hon Hai Precision Industry Co. Ltd.	105,000	492,134
Innolux Corp.	95,288	44,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Largan Precision Co. Ltd.	1,000	$76,398
Lotes Co. Ltd.	1,000	43,745
Nan Ya Printed Circuit Board Corp.	2,000	12,530
Primax Electronics Ltd.	4,000	10,461
Sinbon Electronics Co. Ltd.	2,000	17,248
Synnex Technology International Corp.	11,000	27,119
Tripod Technology Corp.	4,000	25,560
Unimicron Technology Corp.	12,000	71,617
Walsin Technology Corp.	3,000	10,592
WPG Holdings Ltd.	14,000	41,952
WT Microelectronics Co. Ltd.	4,296	19,800
Yageo Corp.	3,000	55,400

Total Electronic Equipment, Instruments & Components		1,297,803

Financial Services - 0.2%
Yuanta Financial Holding Co. Ltd.	111,945	106,336

Food Products - 0.3%
Great Wall Enterprise Co. Ltd.	7,000	12,620
Lien Hwa Industrial Holdings Corp.	11,000	23,338
Uni-President Enterprises Corp.	44,000	106,551

Total Food Products		142,509

Household Durables - 0.1%
Nien Made Enterprise Co. Ltd.	2,000	21,966

Industrial Conglomerates - 0.1%
Far Eastern New Century Corp.	33,000	34,285

Insurance - 0.9%
Cathay Financial Holding Co. Ltd.	86,101	130,886
China Development Financial Holding Corp.*	144,000	62,768
Fubon Financial Holding Co. Ltd.	75,312	164,021
Shin Kong Financial Holding Co. Ltd.*	154,000	38,833

Total Insurance		396,508

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	3,036	20,633
Merida Industry Co. Ltd.	2,000	13,092

Total Leisure Products		33,725

Machinery - 0.1%
Hiwin Technologies Corp.	3,000	25,825

Marine Transportation - 0.0%
Wan Hai Lines Ltd.	13,000	17,914

Metals & Mining - 0.1%
Century Iron & Steel Industrial Co. Ltd.	2,000	13,655
TA Chen Stainless Pipe	18,200	20,757

Total Metals & Mining		34,412

Oil, Gas & Consumable Fuels - 0.1%
Formosa Petrochemical Corp.	15,000	32,575

Paper & Forest Products - 0.0%
YFY, Inc.	12,000	11,249

Passenger Airlines - 0.1%
Eva Airways Corp.	24,000	23,960

Real Estate Management & Development - 0.1%
Highwealth Construction Corp.	13,910	17,451
Ruentex Development Co. Ltd.	17,350	19,056

Total Real Estate Management & Development		36,507

Semiconductors & Semiconductor Equipment - 14.3%
AP Memory Technology Corp.	1,000	12,545
ASE Technology Holding Co. Ltd.	28,000	140,860
Elan Microelectronics Corp.	4,000	19,623
Faraday Technology Corp.	2,077	22,325
Global Unichip Corp.	1,000	38,902
Jentech Precision Industrial Co. Ltd.	1,000	28,778
King Yuan Electronics Co. Ltd.	9,000	29,669
Macronix International Co. Ltd.	17,000	14,183
MediaTek, Inc.	13,000	485,416
Nanya Technology Corp.	11,000	23,269
Novatek Microelectronics Corp.	5,000	94,365
Powerchip Semiconductor Manufacturing Corp.*	27,000	21,766
Powertech Technology, Inc.	6,000	37,590
Realtek Semiconductor Corp.	4,000	69,992
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	4,916,900
United Microelectronics Corp.	103,000	168,000
Winbond Electronics Corp.	26,643	22,644

Total Semiconductors & Semiconductor Equipment		6,146,827

Specialty Retail - 0.1%
Hotai Motor Co. Ltd.	3,020	60,676

Technology Hardware, Storage & Peripherals - 2.4%
Acer, Inc.	30,000	43,870
Advantech Co. Ltd.	4,299	54,269
Asia Vital Components Co. Ltd.	3,000	51,182
Asustek Computer, Inc.	6,000	80,522
Chicony Electronics Co. Ltd.	6,000	41,620
Compal Electronics, Inc.	42,000	47,507
Getac Holdings Corp.	3,000	11,952
Gigabyte Technology Co. Ltd.	4,000	39,496
HTC Corp.*	12,000	17,867
Inventec Corp.	28,000	52,232
Lite-On Technology Corp., ADR	20,000	63,118
Micro-Star International Co. Ltd.	6,000	31,778
Pegatron Corp.	18,000	57,369
Qisda Corp.	15,000	20,927
Quanta Computer, Inc.	25,000	229,272
Wistron Corp.	26,000	101,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Wiwynn Corp.	1,000	$70,930

Total Technology Hardware, Storage & Peripherals		1,015,462

Textiles, Apparel & Luxury Goods - 0.3%
Eclat Textile Co. Ltd.	2,000	34,559
Feng TAY Enterprise Co. Ltd.	6,360	31,896
Makalot Industrial Co. Ltd.	2,000	23,216
Pou Chen Corp.	22,000	24,850

Total Textiles, Apparel & Luxury Goods		114,521

Wireless Telecommunication Services - 0.2%
Far EasTone Telecommunications Co. Ltd.	15,000	38,199
Taiwan Mobile Co. Ltd.	16,000	51,494

Total Wireless Telecommunication Services		89,693

Total Taiwan		11,050,849

Thailand - 1.8%

Banks - 0.3%
Bangkok Bank PCL, NVDR	7,500	28,571
Bank of Ayudhya PCL, NVDR	23,100	16,777
Kasikornbank PCL, NVDR	14,500	49,277
TMBThanachart Bank PCL, NVDR	609,500	30,402

Total Banks		125,027

Broadline Retail - 0.1%
Central Retail Corp. PCL, NVDR	34,400	33,705

Chemicals - 0.0%
Indorama Ventures PCL, NVDR	25,600	16,628

Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL, NVDR	54,300	81,478

Diversified Telecommunication Services - 0.1%
True Corp. PCL, NVDR*	223,096	46,469

Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL, NVDR	54,700	111,686

Food Products - 0.1%
Charoen Pokphand Foods PCL, NVDR	47,000	23,444

Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL, NVDR	58,054	45,345
Bumrungrad Hospital PCL, NVDR	4,700	28,854

Total Health Care Providers & Services		74,199

Hotels, Restaurants & Leisure - 0.1%
Minor International PCL, NVDR	35,000	31,894

Independent Power & Renewable Electricity Producers - 0.2%
Energy Absolute PCL, NVDR	20,100	18,868
Gulf Energy Development PCL, NVDR	70,800	84,892

Total Independent Power & Renewable Electricity Producers		103,760

Real Estate Management & Development - 0.1%
Central Pattana PCL, NVDR	18,400	31,770

Specialty Retail - 0.0%
Home Product Center PCL, NVDR	58,100	16,879

Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL, NVDR	12,400	69,668
Intouch Holdings PCL, NVDR	11,700	22,125

Total Wireless Telecommunication Services		91,793

Total Thailand		788,732

Turkey - 1.1%

Automobiles - 0.1%
Ford Otomotiv Sanayi AS	656	22,954
Tofas Turk Otomobil Fabrikasi AS*	1,139	9,752

Total Automobiles		32,706

Banks - 0.3%
Akbank TAS	29,792	43,078
Haci Omer Sabanci Holding AS	13,117	33,449
Turkiye Garanti Bankasi AS	5,884	12,458
Turkiye Is Bankasi AS, Class C	90,585	31,892
Yapi ve Kredi Bankasi AS*	28,031	23,689

Total Banks		144,566

Beverages - 0.0%
Coca-Cola Icecek AS	788	14,078

Chemicals - 0.0%
Sasa Polyester Sanayi AS*	10,495	13,878

Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	16,587	17,842

Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	4,336	48,383
Migros Ticaret AS	860	11,032

Total Consumer Staples Distribution & Retail		59,415

Household Durables - 0.0%
Arcelik AS	1,864	8,527

Industrial Conglomerates - 0.2%
KOC Holding AS*	11,992	73,838
Turkiye Sise ve Cam Fabrikalari AS	11,806	16,874

Total Industrial Conglomerates		90,712

Oil, Gas & Consumable Fuels - 0.1%
Turkiye Petrol Rafinerileri AS	9,215	50,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

March 31, 2024

Investments	Shares	Value
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS*	567	$14,249

Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	13,250	27,727

Total Turkey		474,116

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $37,070,135)		42,856,563
Other Assets less Liabilities - (0.1)%		(58,446)

NET ASSETS - 100.0%		$42,798,117

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$42,856,563	$—	$—	$42,856,563

Total Investments in Securities	$42,856,563	$—	$—	$42,856,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 98.3%

Canada - 0.1%
Barrick North America Finance LLC
5.75%, 5/1/43	$8,000	$8,284
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	6,249

Total Canada		14,533

Germany - 0.9%
Deutsche Bank AG
4.10%, 1/13/26	120,000	117,486

Switzerland - 0.1%
Novartis Capital Corp.
3.00%, 11/20/25	17,000	16,521

United Kingdom - 1.9%
BAT Capital Corp.
4.70%, 4/2/27	36,000	35,431
2.26%, 3/25/28	108,000	96,298
4.39%, 8/15/37	6,000	5,046
4.54%, 8/15/47	24,000	18,537
4.76%, 9/6/49	7,000	5,588
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	29,000	32,806
RELX Capital, Inc.
4.00%, 3/18/29	29,000	27,848
Reynolds American, Inc.
5.85%, 8/15/45	30,000	27,936

Total United Kingdom		249,490

United States - 95.3%
3M Co.
3.38%, 3/1/29	52,000	48,344
3.13%, 9/19/46	9,000	6,241
AbbVie, Inc.
4.25%, 11/14/28	54,000	53,097
3.20%, 11/21/29	7,000	6,454
4.50%, 5/14/35	14,000	13,474
4.88%, 11/14/48	8,000	7,668
4.25%, 11/21/49	10,000	8,666
Aetna, Inc.
6.63%, 6/15/36	6,000	6,606
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	42,178
1.88%, 2/1/33	12,000	9,135
Allstate Corp.
3.85%, 8/10/49	11,000	8,669
Ally Financial, Inc.
7.10%, 11/15/27	77,000	80,517
2.20%, 11/2/28(a)	6,000	5,149
Altria Group, Inc.
4.80%, 2/14/29	18,000	17,835
5.80%, 2/14/39	19,000	19,295
5.95%, 2/14/49	20,000	20,373
Amazon.com, Inc.
3.45%, 4/13/29	18,000	17,191
4.25%, 8/22/57	7,000	6,108
2.70%, 6/3/60	9,000	5,594
Amcor Finance USA, Inc.
3.63%, 4/28/26	39,000	37,622
Ameren Corp.
3.50%, 1/15/31	14,000	12,672
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	8,712
American Express Co.
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	72,000	72,982
American Honda Finance Corp.
1.30%, 9/9/26	49,000	44,904
American International Group, Inc.
4.38%, 6/30/50	10,000	8,700
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,979
Amgen, Inc.
5.15%, 3/2/28	87,000	87,620
5.25%, 3/2/33	39,000	39,347
5.60%, 3/2/43	22,000	22,402
4.66%, 6/15/51	70,000	62,074
5.65%, 3/2/53	9,000	9,179
Amphenol Corp.
2.80%, 2/15/30	20,000	17,905
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	8,971
Apple, Inc.
1.65%, 2/8/31	6,000	4,991
3.85%, 5/4/43	7,000	6,076
4.65%, 2/23/46	9,000	8,659
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,616
Atmos Energy Corp.
1.50%, 1/15/31	9,000	7,235
AutoZone, Inc.
1.65%, 1/15/31	66,000	53,360
Avery Dennison Corp.
2.65%, 4/30/30	32,000	27,998
Bank of America Corp.
4.45%, 3/3/26	63,000	62,119
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	29,521
3.25%, 10/21/27	10,000	9,485
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(b)	138,000	129,576
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	143,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(b)	$27,000	$23,266
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	140,000	120,831
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	39,425
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,501
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,970
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	3,000	2,654
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,445
3.30%, 8/23/29	65,000	60,136
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	19,642
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	15,000	15,968
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	4,048
Biogen, Inc.
3.15%, 5/1/50(a)	13,000	8,707
Booking Holdings, Inc.
3.55%, 3/15/28	31,000	29,631
BorgWarner, Inc.
4.38%, 3/15/45	9,000	7,400
Boston Scientific Corp.
4.70%, 3/1/49(a)	10,000	9,266
BP Capital Markets America, Inc.
4.23%, 11/6/28	27,000	26,451
4.81%, 2/13/33	64,000	63,199
Brighthouse Financial, Inc.
5.63%, 5/15/30	9,000	9,041
4.70%, 6/22/47	4,000	3,186
Bristol-Myers Squibb Co.
4.13%, 6/15/39	45,000	39,928
4.25%, 10/26/49	31,000	26,518
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	11,000	10,660
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	21,924
4.30%, 11/15/32	18,000	16,931
3.42%, 4/15/33(c)	142,000	123,063
3.47%, 4/15/34(c)	21,000	18,021
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	130,710
Brown & Brown, Inc.
4.20%, 3/17/32	31,000	28,680
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	31,267
5.40%, 6/1/41	25,000	25,507
Campbell Soup Co.
2.38%, 4/24/30	20,000	17,152
Capital One Financial Corp.
3.75%, 7/28/26	42,000	40,484
3.80%, 1/31/28	92,000	87,614
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(b)	44,000	43,948
Carrier Global Corp.
3.38%, 4/5/40	76,000	59,552
Caterpillar, Inc.
2.60%, 4/9/30	29,000	25,952
Celanese U.S. Holdings LLC
6.17%, 7/15/27	46,000	46,870
6.33%, 7/15/29	25,000	25,943
Cencora, Inc.
2.80%, 5/15/30	33,000	29,188
CF Industries, Inc.
4.95%, 6/1/43	10,000	8,974
Charles Schwab Corp.
1.15%, 5/13/26	132,000	121,787
Chubb Corp.
6.50%, 5/15/38, Series 1	23,000	25,970
Cigna Group
4.50%, 2/25/26	83,000	82,044
4.38%, 10/15/28	14,000	13,666
5.40%, 3/15/33	20,000	20,372
4.90%, 12/15/48(a)	10,000	9,118
3.40%, 3/15/51	12,000	8,560
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	6,330
Citigroup, Inc.
5.50%, 9/13/25	21,000	21,004
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	96,000	93,603
4.30%, 11/20/26	17,000	16,598
4.45%, 9/29/27	21,000	20,439
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,576
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	35,443
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	25,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	$22,000	$18,355
6.63%, 6/15/32	119,000	127,638
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	27,000	22,953
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	26,414
Citizens Financial Group, Inc.
3.25%, 4/30/30	41,000	36,152
Clorox Co.
4.60%, 5/1/32	9,000	8,811
CNA Financial Corp.
4.50%, 3/1/26	9,000	8,888
Coca-Cola Co.
2.25%, 1/5/32	5,000	4,260
3.00%, 3/5/51	16,000	11,395
Comcast Corp.
3.38%, 8/15/25	45,000	44,006
3.15%, 2/15/28	47,000	44,345
4.15%, 10/15/28	9,000	8,790
4.25%, 10/15/30	12,000	11,602
1.50%, 2/15/31	51,000	41,204
4.25%, 1/15/33	41,000	38,850
2.94%, 11/1/56	35,000	22,066
2.99%, 11/1/63	29,000	17,844
Commonwealth Edison Co.
3.65%, 6/15/46	30,000	23,164
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,700
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	26,875
ConocoPhillips
4.03%, 3/15/62	11,000	8,726
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	17,000	19,325
4.50%, 5/15/58	21,000	17,909
3.60%, 6/15/61(a)	6,000	4,387
Continental Resources, Inc.
4.38%, 1/15/28	40,000	38,691
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	29,000	29,086
Corning, Inc.
5.45%, 11/15/79	11,000	10,451
CSX Corp.
6.00%, 10/1/36	7,000	7,520
4.25%, 11/1/66	8,000	6,469
CubeSmart LP
2.50%, 2/15/32	11,000	8,998
CVS Health Corp.
3.88%, 7/20/25	61,000	59,884
4.30%, 3/25/28	9,000	8,788
4.78%, 3/25/38	88,000	81,341
5.13%, 7/20/45	7,000	6,457
5.05%, 3/25/48	124,000	112,721
Dell International LLC/EMC Corp.
6.02%, 6/15/26	71,000	71,952
5.30%, 10/1/29	14,000	14,186
3.38%, 12/15/41	8,000	5,963
Devon Energy Corp.
4.50%, 1/15/30(a)	47,000	45,330
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	40,536
4.25%, 3/15/52	6,000	4,865
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(b)	16,000	18,156
Dollar General Corp.
3.88%, 4/15/27	45,000	43,487
Dow Chemical Co.
7.38%, 11/1/29	43,000	47,897
2.10%, 11/15/30(a)	29,000	24,504
DTE Electric Co.
3.00%, 3/1/32, Series A	60,000	52,302
Duke Energy Carolinas LLC
6.05%, 4/15/38	10,000	10,621
Duke Energy Corp.
2.65%, 9/1/26	15,000	14,167
4.50%, 8/15/32	126,000	119,725
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,841
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	44,557
4.00%, 4/1/52	10,000	7,948
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,473
eBay, Inc.
4.00%, 7/15/42	59,000	48,211
Ecolab, Inc.
4.80%, 3/24/30	17,000	17,096
Elevance Health, Inc.	17,000	16,272
3.65%, 12/1/27
4.65%, 1/15/43	8,000	7,288
4.55%, 5/15/52	10,000	8,767
5.13%, 2/15/53(a)	18,000	17,272
Energy Transfer LP
6.63%, 10/15/36	20,000	21,198
Entergy Corp.
2.95%, 9/1/26	23,000	21,867
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	22,079
Enterprise Products Operating LLC
2.80%, 1/31/30	27,000	24,225
4.85%, 3/15/44	19,000	17,824
4.80%, 2/1/49	64,000	59,094
3.95%, 1/31/60	10,000	7,790
ERP Operating LP
1.85%, 8/1/31	22,000	17,886
Essential Utilities, Inc.
4.28%, 5/1/49	42,000	34,298
Essex Portfolio LP
2.65%, 3/15/32	10,000	8,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
Evergy, Inc.
2.90%, 9/15/29	$7,000	$6,256
Exelon Corp.
4.45%, 4/15/46	7,000	6,004
4.10%, 3/15/52	5,000	3,993
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,055
2.35%, 3/15/32	43,000	34,459
Exxon Mobil Corp.
4.33%, 3/19/50(a)	19,000	16,839
3.45%, 4/15/51(a)	6,000	4,550
FedEx Corp.
4.20%, 10/17/28	19,000	18,467
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(b)	26,000	26,066
8.25%, 3/1/38	43,000	51,572
Fiserv, Inc.
5.63%, 8/21/33	59,000	60,321
Flex Ltd.
4.75%, 6/15/25	27,000	26,733
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	10,000	9,152
Fox Corp.
3.50%, 4/8/30(a)	67,000	61,384
General Dynamics Corp.
4.25%, 4/1/40	10,000	9,073
General Electric Co.
6.88%, 1/10/39, Series A	10,000	11,877
General Mills, Inc.
4.20%, 4/17/28	9,000	8,779
5.50%, 10/17/28	17,000	17,379
Georgia Power Co.
5.13%, 5/15/52	9,000	8,723
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	61,437
4.15%, 3/1/47	21,000	17,672
Global Payments, Inc.
2.90%, 5/15/30	18,000	15,648
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)(b)	46,000	44,299
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	45,360
6.75%, 10/1/37	40,000	43,730
Halliburton Co.
2.92%, 3/1/30	55,000	49,385
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	7,465
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,416
HCA, Inc.
4.50%, 2/15/27	9,000	8,829
4.13%, 6/15/29	164,000	155,313
5.25%, 6/15/49	16,000	14,651
Healthpeak OP LLC
3.50%, 7/15/29	41,000	37,978
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,557
4.40%, 3/15/45	8,000	7,120
4.50%, 12/6/48	34,000	30,267
Honeywell International, Inc.
5.70%, 3/15/37	35,000	37,085
HP, Inc.
2.65%, 6/17/31	22,000	18,660
6.00%, 9/15/41	12,000	12,480
Humana, Inc.
3.13%, 8/15/29	74,000	67,325
Huntington Bancshares, Inc.
2.55%, 2/4/30	10,000	8,503
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	40,000	34,180
Intel Corp.
2.00%, 8/12/31	6,000	4,937
4.15%, 8/5/32	28,000	26,608
4.90%, 8/5/52	30,000	28,051
4.95%, 3/25/60(a)	82,000	76,622
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,554
3.00%, 6/15/50	13,000	8,793
International Paper Co.
5.00%, 9/15/35	11,000	10,754
4.80%, 6/15/44	3,000	2,712
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,822
Jabil, Inc.
3.00%, 1/15/31	41,000	35,166
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/1/52	20,000	19,814
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	24,828
JM Smucker Co.
5.90%, 11/15/28	25,000	25,951
4.25%, 3/15/35	7,000	6,399
John Deere Capital Corp.
2.45%, 1/9/30	49,000	43,417
Johnson & Johnson
4.38%, 12/5/33	6,000	5,988
Johnson Controls International PLC
3.90%, 2/14/26	22,000	21,459
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	233,000	229,465
3.63%, 12/1/27	25,000	23,822
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	38,000	37,145
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	18,000	17,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	$23,000	$22,251
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	21,975
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	2,938
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	34,000	34,695
6.40%, 5/15/38	11,000	12,381
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,387
Kellanova
4.50%, 4/1/46	10,000	8,582
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	34,504
4.50%, 4/15/52(a)	21,000	18,046
KeyCorp
2.55%, 10/1/29	10,000	8,466
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(b)	29,000	26,585
Kilroy Realty LP
4.38%, 10/1/25	17,000	16,659
Kimberly-Clark Corp.
2.88%, 2/7/50	7,000	4,826
Kimco Realty OP LLC
2.80%, 10/1/26	40,000	37,748
KLA Corp.
3.30%, 3/1/50	7,000	5,138
Kraft Heinz Foods Co.
6.50%, 2/9/40	67,000	72,984
4.38%, 6/1/46	10,000	8,454
Kroger Co.
5.15%, 8/1/43	2,000	1,881
4.45%, 2/1/47	8,000	6,895
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,714
Laboratory Corp. of America Holdings
1.55%, 6/1/26	36,000	33,364
Lear Corp.
3.50%, 5/30/30	37,000	33,398
Leidos, Inc.
4.38%, 5/15/30	39,000	36,942
Lincoln National Corp.
3.80%, 3/1/28	36,000	34,533
Lockheed Martin Corp.
4.50%, 5/15/36	10,000	9,523
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	31,000	31,666
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	22,582
4.45%, 4/1/62	118,000	96,510
LYB International Finance III LLC
4.20%, 5/1/50	10,000	7,820
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(b)	60,000	55,829
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	18,535
Markel Group, Inc.
5.00%, 5/20/49	10,000	9,125
Marriott International, Inc.
3.50%, 10/15/32, Series GG	72,000	63,150
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	3,875
Martin Marietta Materials, Inc.
2.40%, 7/15/31	32,000	26,885
McDonald’s Corp.
4.80%, 8/14/28	26,000	26,079
6.30%, 3/1/38, Series I	8,000	8,816
4.60%, 5/26/45	45,000	40,585
Merck & Co., Inc.
4.00%, 3/7/49	6,000	5,049
Meta Platforms, Inc.
4.95%, 5/15/33	17,000	17,225
5.75%, 5/15/63	33,000	35,419
MetLife, Inc.
4.60%, 5/13/46	16,000	14,493
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,121
5.88%, 2/9/33	59,000	61,043
Microsoft Corp.
2.92%, 3/17/52	12,000	8,497
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,851
Mondelez International, Inc.
2.75%, 4/13/30	9,000	8,020
Moody’s Corp.
5.25%, 7/15/44	34,000	33,510
Morgan Stanley
5.00%, 11/24/25	109,000	108,414
3.95%, 4/23/27	156,000	150,690
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(b)	21,000	20,348
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	18,782
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	22,967
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(b)	73,000	72,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	$19,000	$18,269
Mosaic Co.
5.45%, 11/15/33	10,000	10,012
Motorola Solutions, Inc.
4.60%, 5/23/29	43,000	42,182
MPLX LP
4.00%, 3/15/28	27,000	26,011
2.65%, 8/15/30	31,000	26,687
4.50%, 4/15/38	20,000	17,776
4.70%, 4/15/48	56,000	47,887
Newmont Corp.
2.25%, 10/1/30	52,000	44,375
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	21,963
2.25%, 6/1/30	7,000	5,964
5.05%, 2/28/33	17,000	16,855
5.25%, 3/15/34	97,000	96,847
3.00%, 1/15/52	13,000	8,437
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.629% thereafter)(b)	6,000	5,516
NIKE, Inc.
3.38%, 11/1/46	23,000	17,553
NiSource, Inc.
5.40%, 6/30/33	61,000	61,591
Norfolk Southern Corp.
3.70%, 3/15/53	28,000	21,073
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	4,095
5.25%, 5/1/50	57,000	55,944
Nucor Corp.
2.70%, 6/1/30	38,000	33,760
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	26,776
4.35%, 6/1/28	17,000	16,721
Old Republic International Corp.
3.88%, 8/26/26	23,000	22,246
Omnicom Group, Inc.
4.20%, 6/1/30	45,000	42,896
ONEOK, Inc.
5.15%, 10/15/43	10,000	9,139
Oracle Corp.
2.65%, 7/15/26	125,000	118,366
3.25%, 11/15/27	28,000	26,379
2.88%, 3/25/31	41,000	35,677
6.25%, 11/9/32	25,000	26,771
4.30%, 7/8/34	3,000	2,770
3.85%, 7/15/36	69,000	59,125
5.38%, 7/15/40	22,000	21,368
4.38%, 5/15/55	14,000	11,284
3.85%, 4/1/60	51,000	36,371
4.10%, 3/25/61	13,000	9,767
Otis Worldwide Corp.
3.11%, 2/15/40	50,000	38,482
Ovintiv, Inc.
7.20%, 11/1/31	49,000	53,326
Owens Corning
4.30%, 7/15/47	7,000	5,798
PacifiCorp
6.00%, 1/15/39	36,000	37,416
Paramount Global
7.88%, 7/30/30	29,000	30,293
Parker-Hannifin Corp.
4.45%, 11/21/44	6,000	5,306
PepsiCo, Inc.
1.95%, 10/21/31	6,000	4,989
2.75%, 10/21/51	6,000	4,014
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,954
7.20%, 3/15/39	18,000	21,722
Philip Morris International, Inc.
2.75%, 2/25/26	15,000	14,381
3.13%, 8/17/27	10,000	9,460
3.13%, 3/2/28	69,000	64,475
3.88%, 8/21/42	97,000	77,788
Phillips 66
3.55%, 10/1/26	14,000	13,537
5.88%, 5/1/42	48,000	50,509
Pinnacle West Capital Corp.
1.30%, 6/15/25	29,000	27,530
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	55,896
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(b)	83,000	90,951
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	9,480
Progress Energy, Inc.
7.75%, 3/1/31	8,000	9,085
Prologis LP
2.25%, 1/15/32	22,000	18,195
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.251% thereafter)(b)	61,000	60,469
3.70%, 3/13/51	11,000	8,445
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	9,000	7,585
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	36,000	33,850
5.85%, 11/15/27	17,000	17,422
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	8,633
Quanta Services, Inc.
2.35%, 1/15/32(a)	36,000	29,290
Quest Diagnostics, Inc.
2.95%, 6/30/30	40,000	35,553
Republic Services, Inc.
2.90%, 7/1/26	21,000	20,139
Roper Technologies, Inc.
4.20%, 9/15/28	43,000	41,794
Royalty Pharma PLC
3.55%, 9/2/50	10,000	6,904
RTX Corp.
1.90%, 9/1/31	8,000	6,457
4.50%, 6/1/42	20,000	17,875
4.15%, 5/15/45	56,000	46,600
4.63%, 11/16/48	12,000	10,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
S&P Global, Inc.
2.30%, 8/15/60	$7,000	$3,847
Salesforce, Inc.
2.90%, 7/15/51	25,000	16,905
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	16,000	13,190
Sempra
6.00%, 10/15/39	73,000	74,659
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	5,524
Southern Co.
4.25%, 7/1/36	36,000	32,171
4.40%, 7/1/46	13,000	11,225
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	7,038
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	8,634
Stanley Black & Decker, Inc.
4.25%, 11/15/28(a)	14,000	13,594
Starbucks Corp.
4.00%, 11/15/28	9,000	8,742
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	8,899
Steel Dynamics, Inc.
5.00%, 12/15/26	132,000	131,200
Synchrony Financial
3.95%, 12/1/27(a)	60,000	56,182
Sysco Corp.
5.95%, 4/1/30	58,000	60,479
Tapestry, Inc.
7.85%, 11/27/33	24,000	26,077
Target Corp.
2.50%, 4/15/26	6,000	5,757
2.65%, 9/15/30	20,000	17,707
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	30,970
Teledyne Technologies, Inc.
1.60%, 4/1/26	35,000	32,604
Thermo Fisher Scientific, Inc.
2.60%, 10/1/29	19,000	17,065
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	26,255
Travelers Cos., Inc.
6.75%, 6/20/36	22,000	25,062
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	101,000	87,862
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(b)	58,000	61,895
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,498
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(b)	115,000	117,090
3.00%, 7/30/29	24,000	21,455
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,555
3.84%, 3/20/60	5,000	3,844
2.97%, 9/16/62	76,000	47,685
3.80%, 4/6/71	21,000	15,613
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	33,233
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	128,999
4.63%, 7/15/35	26,000	25,314
3.50%, 8/15/39	8,000	6,599
Valero Energy Corp.
6.63%, 6/15/37	30,000	32,743
Valero Energy Partners LP
4.50%, 3/15/28	23,000	22,570
Verizon Communications, Inc.
4.33%, 9/21/28	108,000	105,661
4.02%, 12/3/29	26,000	24,821
4.50%, 8/10/33	11,000	10,532
4.40%, 11/1/34	25,000	23,595
4.81%, 3/15/39	33,000	31,193
3.85%, 11/1/42	9,000	7,403
4.00%, 3/22/50	8,000	6,480
2.99%, 10/30/56	62,000	39,716
3.00%, 11/20/60	44,000	27,485
3.70%, 3/22/61	10,000	7,324
VMware LLC
1.40%, 8/15/26	63,000	57,554
Walmart, Inc.
4.00%, 4/11/43	15,000	13,215
Waste Connections, Inc.
3.50%, 5/1/29	19,000	17,886
Waste Management, Inc.
2.00%, 6/1/29	20,000	17,557
WEC Energy Group, Inc.
1.80%, 10/15/30	12,000	9,892
Wells Fargo & Co.
3.55%, 9/29/25	19,000	18,532
4.30%, 7/22/27	23,000	22,418
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(b)	166,000	163,648
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	36,000	31,228
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	13,498
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(b)	53,000	52,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

Investments	Principal Amount	Value
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(b)	$85,000	$85,456
4.90%, 11/17/45	19,000	17,158
Western Midstream Operating LP
6.35%, 1/15/29	54,000	56,002
Westlake Corp.
3.38%, 8/15/61	7,000	4,452
Weyerhaeuser Co.
7.38%, 3/15/32	9,000	10,258
Willis North America, Inc.
3.88%, 9/15/49	6,000	4,525
WRKCo, Inc.
4.20%, 6/1/32	10,000	9,437
Wyeth LLC
6.50%, 2/1/34	40,000	44,334
Xcel Energy, Inc.
3.30%, 6/1/25	63,000	61,346
Xylem, Inc.
4.38%, 11/1/46	5,000	4,301
Zoetis, Inc.
3.00%, 9/12/27	8,000	7,502

Total United States		12,675,535

TOTAL CORPORATE BONDS (Cost: $13,545,718)		13,073,565

U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury Bonds - 0.3%
3.38%, 8/15/42	34,000	29,394
3.00%, 8/15/52	7,000	5,443
4.00%, 11/15/52	2,200	2,070

Total U.S. Treasury Bonds		36,907

U.S. Treasury Notes - 0.1%
3.13%, 8/31/29	7,000	6,629
3.88%, 9/30/29	8,000	7,862
2.75%, 8/15/32	2,000	1,795
4.13%, 11/15/32	600	596
3.50%, 2/15/33	200	189
4.50%, 11/15/33	2,400	2,455

Total U.S. Treasury Notes		19,526

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $58,378)		56,433

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $58,358)	58,358	58,358

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $13,662,454)		13,188,356
Other Assets less Liabilities - 0.9%		113,844

NET ASSETS - 100.0%		$13,302,200

(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $242,669 and the total market value of the collateral held by the Fund was $251,723. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $193,365.

(b)	Rate shown reflects the accrual rate as of March 31, 2024 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$13,073,565	$—	$13,073,565
U.S. Government Obligations	—	56,433	—	56,433
Investment of Cash Collateral for Securities Loaned	—	58,358	—	58,358

Total Investments in Securities	$—	$13,188,356	$—	$13,188,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 96.6%

Canada - 0.7%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	$804,000	$721,164
4.13%, 12/1/31(a)	413,000	362,544
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	467,000	429,103
Ritchie Bros Holdings, Inc.
7.75%, 3/15/31(a)	31,000	32,453

Total Canada		1,545,264

United States - 95.9%
ACCO Brands Corp.
4.25%, 3/15/29(a)	497,000	447,623
AdaptHealth LLC
4.63%, 8/1/29(a)	1,102,000	948,778
Adient Global Holdings Ltd.
4.88%, 8/15/26(a)	330,000	322,278
8.25%, 4/15/31(a)(b)	405,000	428,684
ADT Security Corp.
4.13%, 8/1/29(a)	142,000	130,031
4.88%, 7/15/32(a)	443,000	403,675
AECOM
5.13%, 3/15/27	269,000	264,779
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 3/15/29(a)	400,000	359,176
4.88%, 2/15/30(a)	789,000	750,805
Allison Transmission, Inc.
5.88%, 6/1/29(a)	696,000	689,813
Ally Financial, Inc.
5.75%, 11/20/25(b)	280,000	278,295
6.70%, 2/14/33(b)	306,000	309,608
AMC Networks, Inc.
4.75%, 8/1/25(b)	377,000	376,861
4.25%, 2/15/29	1,364,000	968,044
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	771,000	694,648
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	100,000	95,323
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	942,000	928,567
5.38%, 6/15/29(a)	40,000	38,506
Antero Resources Corp.
7.63%, 2/1/29(a)	116,000	119,315
5.38%, 3/1/30(a)	115,000	110,590
Apache Corp.
5.10%, 9/1/40	129,000	110,747
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	570,000	480,966
APX Group, Inc.
5.75%, 7/15/29(a)	1,151,000	1,107,780
Aramark Services, Inc.
5.00%, 2/1/28(a)	256,000	247,270
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	299,000	300,250
6.25%, 4/1/28(a)	390,000	385,815
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	250,000	231,908
5.00%, 2/15/32(a)	525,000	476,117
ASGN, Inc.
4.63%, 5/15/28(a)	382,000	361,865
Avantor Funding, Inc.
4.63%, 7/15/28(a)	688,000	652,320
3.88%, 11/1/29(a)	240,000	216,612
Avient Corp.
5.75%, 5/15/25(a)	150,000	149,483
7.13%, 8/1/30(a)	109,000	112,017
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	409,000	366,738
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	200,000	193,390
B&G Foods, Inc.
5.25%, 4/1/25	382,000	380,579
5.25%, 9/15/27(b)	581,000	543,706
Ball Corp.
2.88%, 8/15/30	875,000	747,810
3.13%, 9/15/31	14,000	11,940
Bath & Body Works, Inc.
5.25%, 2/1/28	121,000	118,568
6.63%, 10/1/30(a)	266,000	272,248
6.75%, 7/1/36	175,000	177,081
BellRing Brands, Inc.
7.00%, 3/15/30(a)	276,000	284,493
Berry Global, Inc.
4.50%, 2/15/26(a)(b)	232,000	226,017
5.63%, 7/15/27(a)	9,000	8,897
Big River Steel LLC/BRS Finance Corp.
6.63%, 1/31/29(a)	51,000	51,476
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	285,000	269,656
Block, Inc.
3.50%, 6/1/31(b)	220,000	191,624
Boyd Gaming Corp.
4.75%, 12/1/27	400,000	387,396
4.75%, 6/15/31(a)	331,000	304,811
Brink’s Co.
4.63%, 10/15/27(a)	50,000	47,763
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	1,198,000	1,180,677
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	463,000	442,225
4.25%, 2/1/32(a)	501,000	449,858
6.38%, 6/15/32(a)	224,000	227,692
Cable One, Inc.
4.00%, 11/15/30(a)(b)	561,000	438,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	$845,000	$773,462
7.00%, 2/15/30(a)	635,000	652,367
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	1,000	957
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	709,000	660,845
5.38%, 6/1/29(a)	192,000	175,916
4.75%, 3/1/30(a)	950,000	815,508
4.50%, 8/15/30(a)	1,020,000	858,636
4.75%, 2/1/32(a)	495,000	405,440
4.50%, 5/1/32	213,000	171,305
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	485,000	464,368
3.25%, 2/15/29	325,000	294,785
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 4/15/27	115,000	113,342
Centene Corp.
4.63%, 12/15/29	1,079,000	1,025,384
3.00%, 10/15/30	1,217,000	1,044,125
2.50%, 3/1/31	700,000	576,884
Central Garden & Pet Co.
4.13%, 10/15/30	601,000	539,710
Century Communities, Inc.
3.88%, 8/15/29(a)	270,000	243,564
CF Industries, Inc.
5.15%, 3/15/34	1,000	986
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	335,000	316,756
4.00%, 3/15/31(a)	60,000	53,657
Chart Industries, Inc.
7.50%, 1/1/30(a)	385,000	400,127
9.50%, 1/1/31(a)	75,000	81,719
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	120,000	111,464
3.70%, 4/1/51	2,097,000	1,299,175
Chemours Co.
5.38%, 5/15/27	388,000	372,387
5.75%, 11/15/28(a)	10,000	9,210
4.63%, 11/15/29(a)	765,000	660,639
Cheniere Energy Partners LP
4.50%, 10/1/29	250,000	238,225
4.00%, 3/1/31	855,000	777,520
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	450,000	455,922
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	961,000	959,770
5.63%, 3/15/27(a)	560,000	516,415
8.00%, 12/15/27(a)	497,000	487,791
6.00%, 1/15/29(a)	471,000	412,097
5.25%, 5/15/30(a)	990,000	808,780
4.75%, 2/15/31(a)	1,316,000	1,016,992
Churchill Downs, Inc.
5.50%, 4/1/27(a)	430,000	422,621
5.75%, 4/1/30(a)	826,000	797,908
6.75%, 5/1/31(a)	315,000	317,517
Cinemark USA, Inc.
5.25%, 7/15/28(a)(b)	673,000	638,596
Civitas Resources, Inc.
8.38%, 7/1/28(a)	1,150,000	1,211,732
8.63%, 11/1/30(a)	860,000	923,889
8.75%, 7/1/31(a)	951,000	1,019,310
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)	1,044,000	966,932
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	162,165
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	379,000	360,888
3.75%, 2/15/31(a)	201,000	173,342
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)	398,000	371,784
6.75%, 4/15/30(a)	27,000	27,142
4.88%, 3/1/31(a)	31,000	28,129
CNX Resources Corp.
6.00%, 1/15/29(a)	21,000	20,598
7.38%, 1/15/31(a)	131,000	133,526
Coherent Corp.
5.00%, 12/15/29(a)	688,000	648,564
Coinbase Global, Inc.
3.38%, 10/1/28(a)	1,285,000	1,099,060
CommScope, Inc.
6.00%, 3/1/26(a)	1,157,000	1,058,655
4.75%, 9/1/29(a)	945,000	684,917
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	289,000	279,333
Comstock Resources, Inc.
6.75%, 3/1/29(a)	245,000	233,875
5.88%, 1/15/30(a)	1,479,000	1,340,847
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	615,000	559,835
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28(a)	125,000	111,246
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	996,000	941,648
Crescent Energy Finance LLC
7.25%, 5/1/26(a)	1,660,000	1,694,296
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	125,000	111,063
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	49,230
CSC Holdings LLC
5.50%, 4/15/27(a)	703,000	630,022
5.38%, 2/1/28(a)	1,394,000	1,200,373
7.50%, 4/1/28(a)	355,000	239,142
6.50%, 2/1/29(a)	1,297,000	1,105,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
5.75%, 1/15/30(a)	$626,000	$332,362
4.13%, 12/1/30(a)	1,412,000	1,006,290
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)(b)	555,000	548,568
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	492,000	473,324
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	215,000	213,351
DaVita, Inc.
4.63%, 6/1/30(a)	1,863,000	1,669,378
3.75%, 2/15/31(a)	1,393,000	1,167,097
Delta Air Lines, Inc.
3.75%, 10/28/29	248,000	228,681
DISH DBS Corp.
5.88%, 11/15/24(b)	824,000	788,395
5.25%, 12/1/26(a)	1,115,000	881,062
5.75%, 12/1/28(a)	1,447,000	996,259
DISH Network Corp.
11.75%, 11/15/27(a)	1,574,000	1,608,754
DT Midstream, Inc.
4.13%, 6/15/29(a)	40,000	36,866
4.38%, 6/15/31(a)	1,156,000	1,048,134
Dycom Industries, Inc.
4.50%, 4/15/29(a)	318,000	297,705
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	40,000	39,135
4.13%, 4/1/29(a)	716,000	657,983
Elanco Animal Health, Inc.
6.65%, 8/28/28	349,000	355,369
Elastic NV
4.13%, 7/15/29(a)	275,000	247,748
Element Solutions, Inc.
3.88%, 9/1/28(a)	391,000	358,723
Encompass Health Corp.
4.50%, 2/1/28	907,000	864,081
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	297,000	275,678
4.38%, 3/31/29(a)	672,000	604,020
EnLink Midstream LLC
5.63%, 1/15/28(a)	424,000	420,417
6.50%, 9/1/30(a)	366,000	376,610
Entegris, Inc.
5.95%, 6/15/30(a)	340,000	336,345
EQM Midstream Partners LP
6.00%, 7/1/25(a)	338,000	338,679
6.50%, 7/1/27(a)	232,000	234,429
5.50%, 7/15/28	1,234,000	1,218,341
4.50%, 1/15/29(a)	10,000	9,389
4.75%, 1/15/31(a)	1,119,000	1,043,400
6.50%, 7/15/48	174,000	174,752
Fair Isaac Corp.
4.00%, 6/15/28(a)	190,000	177,774
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(a)	36,000	35,250
5.88%, 4/1/29(a)(b)	1,270,000	1,212,469
FirstCash, Inc.
4.63%, 9/1/28(a)	195,000	183,711
5.63%, 1/1/30(a)	235,000	223,788
Fluor Corp.
4.25%, 9/15/28	1,000	936
Ford Motor Co.
4.35%, 12/8/26	478,000	465,887
3.25%, 2/12/32	494,000	411,413
4.75%, 1/15/43	726,000	602,914
5.29%, 12/8/46	421,000	376,168
Ford Motor Credit Co. LLC
4.06%, 11/1/24	242,000	239,432
4.54%, 8/1/26	169,000	164,150
2.70%, 8/10/26	485,000	452,447
4.95%, 5/28/27	300,000	292,905
7.35%, 11/4/27	190,000	199,430
5.11%, 5/3/29	455,000	442,205
4.00%, 11/13/30	555,000	496,442
Freeport-McMoRan, Inc.
5.25%, 9/1/29(b)	490,000	492,871
5.45%, 3/15/43	444,000	425,592
Gap, Inc.
3.63%, 10/1/29(a)	11,000	9,650
3.88%, 10/1/31(a)	1,313,000	1,111,901
Gates Global LLC/Gates Corp.
6.25%, 1/15/26(a)	256,000	255,652
Gen Digital, Inc.
6.75%, 9/30/27(a)	539,000	547,538
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	437,000	442,178
7.75%, 2/1/28	1,502,000	1,511,883
8.88%, 4/15/30	34,000	35,663
Glatfelter Corp.
4.75%, 11/15/29(a)	360,000	306,839
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	365,000	331,019
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	280,000	277,861
4.00%, 1/15/31	502,000	449,034
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	235,000	212,290
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	350,000	342,745
4.88%, 3/15/27	180,000	174,177
5.00%, 7/15/29	507,000	473,726
5.25%, 7/15/31(b)	1,038,000	947,113
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	547,000	352,449
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	646,000	586,949
Gray Television, Inc.
5.88%, 7/15/26(a)	558,000	544,011
7.00%, 5/15/27(a)(b)	702,000	654,103
5.38%, 11/15/31(a)	1,229,000	807,478
Griffon Corp.
5.75%, 3/1/28	676,000	662,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	$303,000	$279,742
Gulfport Energy Corp.
8.00%, 5/17/26	280,000	284,413
Hanesbrands, Inc.
4.88%, 5/15/26(a)	701,000	684,106
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(a)	313,000	294,899
HealthEquity, Inc.
4.50%, 10/1/29(a)	320,000	296,115
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 9/1/25(a)	240,000	240,312
Hess Midstream Operations LP
5.13%, 6/15/28(a)	185,000	179,241
4.25%, 2/15/30(a)	320,000	294,461
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/28(a)	263,000	262,750
3.63%, 2/15/32(a)	790,000	682,244
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	40,000	37,357
4.88%, 7/1/31(a)	1,234,000	1,107,749
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 4/1/27	270,000	265,199
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	654,000	455,308
Hologic, Inc.
3.25%, 2/15/29(a)	359,000	322,605
Howmet Aerospace, Inc.
3.00%, 1/15/29	130,000	117,598
Hughes Satellite Systems Corp.
5.25%, 8/1/26	379,000	316,764
6.63%, 8/1/26	709,000	418,565
Huntsman International LLC
4.50%, 5/1/29	2,000	1,911
iHeartCommunications, Inc.
4.75%, 1/15/28(a)(b)	1,138,000	800,094
Ingevity Corp.
3.88%, 11/1/28(a)	375,000	339,176
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	195,384
Iron Mountain, Inc.
4.88%, 9/15/27(a)	484,000	467,854
5.25%, 3/15/28(a)	451,000	436,897
4.88%, 9/15/29(a)	530,000	497,373
5.25%, 7/15/30(a)	382,000	362,232
5.63%, 7/15/32(a)	720,000	680,760
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	711,000	630,685
Kinetik Holdings LP
5.88%, 6/15/30(a)	219,000	214,447
Kohl’s Corp.
4.63%, 5/1/31	470,000	396,121
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	570,000	533,993
Lamar Media Corp.
4.00%, 2/15/30	298,000	271,147
3.63%, 1/15/31	180,000	158,265
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	387,000	376,443
4.13%, 1/31/30(a)	130,000	118,758
4.38%, 1/31/32(a)	355,000	319,049
Level 3 Financing, Inc.
3.40%, 3/1/27(a)	290,000	224,228
10.50%, 5/15/30(a)	1,191,000	1,230,875
Levi Strauss & Co.
3.50%, 3/1/31(a)	240,000	211,382
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	306,000	314,544
Lithia Motors, Inc.
3.88%, 6/1/29(a)	400,000	361,144
4.38%, 1/15/31(a)	489,000	438,555
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	836,000	799,233
3.75%, 1/15/28(a)	121,000	112,454
LSB Industries, Inc.
6.25%, 10/15/28(a)	568,000	548,120
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)	283,000	278,291
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)(b)	592,000	542,284
Masonite International Corp.
5.38%, 2/1/28(a)	254,000	254,653
Matador Resources Co.
5.88%, 9/15/26(b)	225,000	225,380
6.88%, 4/15/28(a)	220,000	225,379
Match Group Holdings II LLC
3.63%, 10/1/31(a)	111,000	94,471
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	309,000	335,268
MGM Resorts International
6.75%, 5/1/25	197,000	197,089
4.63%, 9/1/26	146,000	142,995
5.50%, 4/15/27	399,000	396,043
4.75%, 10/15/28	117,000	111,351
Michaels Cos., Inc.
5.25%, 5/1/28(a)	840,000	714,655
MicroStrategy, Inc.
6.13%, 6/15/28(a)	547,000	528,976
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	566,000	524,416
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	868,000	630,480
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	120,000	112,894
3.88%, 11/15/30(a)	920,000	819,821
3.88%, 5/15/32(a)	110,000	95,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
Moog, Inc.
4.25%, 12/15/27(a)	$215,000	$202,724
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(a)	620,000	619,752
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)	1,552,000	1,229,494
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26(b)	212,000	194,184
5.00%, 10/15/27(b)	1,101,000	930,092
4.63%, 8/1/29	1,181,000	906,488
3.50%, 3/15/31	655,000	455,029
Murphy Oil USA, Inc.
4.75%, 9/15/29(b)	102,000	96,952
3.75%, 2/15/31(a)	344,000	300,773
Nabors Industries, Inc.
7.38%, 5/15/27(a)	625,000	624,425
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,023,000	1,011,184
5.13%, 12/15/30(a)	745,000	676,736
Navient Corp.
6.75%, 6/25/25	97,000	97,867
6.75%, 6/15/26	875,000	882,971
5.00%, 3/15/27	366,000	351,034
4.88%, 3/15/28	501,000	467,358
5.50%, 3/15/29	240,000	223,579
9.38%, 7/25/30	420,000	450,454
NCR Atleos Corp.
9.50%, 4/1/29(a)	998,000	1,068,259
NCR Voyix Corp.
5.00%, 10/1/28(a)	956,000	892,493
5.13%, 4/15/29(a)	553,000	513,333
Newell Brands, Inc.
5.70%, 4/1/26	1,304,000	1,283,319
6.38%, 9/15/27(b)	37,000	36,547
6.63%, 9/15/29	365,000	357,463
7.00%, 4/1/46	222,000	179,713
News Corp.
3.88%, 5/15/29(a)	300,000	275,106
5.13%, 2/15/32(a)	245,000	230,998
Nexstar Media, Inc.
5.63%, 7/15/27(a)	976,000	937,907
4.75%, 11/1/28(a)(b)	1,005,000	917,123
NextEra Energy Operating Partners LP
4.25%, 9/15/24(a)	7,000	6,826
3.88%, 10/15/26(a)	1,000	935
Noble Finance II LLC
8.00%, 4/15/30(a)	320,000	333,706
Nordstrom, Inc.
4.38%, 4/1/30	68,000	61,643
5.00%, 1/15/44	215,000	166,457
NRG Energy, Inc.
5.25%, 6/15/29(a)	826,000	793,522
3.63%, 2/15/31(a)	650,000	561,990
3.88%, 2/15/32(a)	1,134,000	974,095
NuStar Logistics LP
5.63%, 4/28/27	314,000	311,246
6.38%, 10/1/30	418,000	422,209
Occidental Petroleum Corp.
2.90%, 8/15/24	385,000	380,969
3.50%, 8/15/29	700,000	636,209
6.45%, 9/15/36	804,000	858,206
4.40%, 8/15/49	621,000	469,942
Olin Corp.
5.13%, 9/15/27	410,000	401,037
5.63%, 8/1/29(b)	120,000	118,537
5.00%, 2/1/30	70,000	66,560
ON Semiconductor Corp.
3.88%, 9/1/28(a)	216,000	198,806
OneMain Finance Corp.
6.88%, 3/15/25	445,000	449,891
7.13%, 3/15/26	563,000	573,528
6.63%, 1/15/28	468,000	470,293
3.88%, 9/15/28	200,000	178,990
5.38%, 11/15/29	465,000	437,705
4.00%, 9/15/30	1,373,000	1,176,688
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	915,000	853,411
5.13%, 4/30/31(a)	1,900,000	1,684,331
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	16,000	14,509
4.63%, 3/15/30(a)	836,000	750,686
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	260,000	238,290
6.63%, 4/1/30(a)	458,000	454,991
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	340,000	340,578
7.25%, 5/15/31(a)	378,000	385,333
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	1,006,000	940,037
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	4,000	3,740
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.119% thereafter)(c)	405,000	355,853
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	700,000	646,380
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	436,000	428,941
4.88%, 5/15/29(a)	310,000	289,118
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	804,000	790,935
PDC Energy, Inc.
5.75%, 5/15/26	241,000	240,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
Penske Automotive Group, Inc.
3.75%, 6/15/29	$255,000	$228,893
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	453,237
4.25%, 8/1/29(a)	347,000	318,435
Permian Resources Operating LLC
8.00%, 4/15/27(a)	420,000	433,251
5.88%, 7/1/29(a)	435,000	428,092
7.00%, 1/15/32(a)	245,000	254,165
Pilgrim’s Pride Corp.
4.25%, 4/15/31	759,000	685,582
3.50%, 3/1/32	495,000	420,171
6.25%, 7/1/33	755,000	773,565
Post Holdings, Inc.
5.63%, 1/15/28(a)	211,000	207,489
5.50%, 12/15/29(a)	204,000	197,288
4.63%, 4/15/30(a)	1,148,000	1,055,930
4.50%, 9/15/31(a)	1,159,000	1,044,259
Prestige Brands, Inc.
3.75%, 4/1/31(a)	356,000	310,927
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(a)	15,000	14,987
5.75%, 4/15/26(a)	735,000	733,258
6.25%, 1/15/28(a)	848,000	832,270
PROG Holdings, Inc.
6.00%, 11/15/29(a)	586,000	548,396
PTC, Inc.
4.00%, 2/15/28(a)	145,000	135,723
Qorvo, Inc.
4.38%, 10/15/29	580,000	545,165
QVC, Inc.
4.45%, 2/15/25	179,000	173,503
4.75%, 2/15/27	1,024,000	912,620
Range Resources Corp.
4.75%, 2/15/30(a)	303,000	282,820
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)(b)	615,000	436,392
5.25%, 4/15/30(a)(b)	723,000	492,565
Regal Rexnord Corp.
6.05%, 4/15/28(a)	910,000	924,160
6.30%, 2/15/30(a)	590,000	604,986
6.40%, 4/15/33(a)	566,000	588,238
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	64,000	61,678
4.50%, 2/15/29(a)	324,000	302,703
Rithm Capital Corp.
6.25%, 10/15/25(a)	210,000	208,622
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	435,000	384,201
ROBLOX Corp.
3.88%, 5/1/30(a)	444,000	391,644
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	315,000	288,817
Sabra Health Care LP
3.20%, 12/1/31	436,000	363,607
SBA Communications Corp.
3.13%, 2/1/29	4,000	3,549
Scripps Escrow II, Inc.
3.88%, 1/15/29(a)	395,000	315,194
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	102,000	102,375
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	425,000	401,034
Select Medical Corp.
6.25%, 8/15/26(a)	394,000	395,379
Sensata Technologies BV
4.00%, 4/15/29(a)	500,000	457,480
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	542,000	469,768
Service Corp. International
4.63%, 12/15/27	355,000	343,445
5.13%, 6/1/29	163,000	159,262
3.38%, 8/15/30	431,000	374,017
4.00%, 5/15/31	40,000	35,492
Service Properties Trust
8.63%, 11/15/31(a)	420,000	448,699
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	96,605
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	149,000	107,495
4.13%, 12/1/30(a)	553,000	402,833
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	138,000	133,051
4.00%, 7/15/28(a)	1,176,000	1,076,452
5.50%, 7/1/29(a)	958,000	913,453
4.13%, 7/1/30(a)	1,642,000	1,436,274
3.88%, 9/1/31(a)	950,000	792,746
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)	138,000	135,228
7.25%, 5/15/31(a)(b)	325,000	329,472
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	132,000	132,561
Skyworks Solutions, Inc.
3.00%, 6/1/31	215,000	181,219
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	200,000	179,774
4.88%, 11/15/31(a)	702,000	615,633
Southwestern Energy Co.
5.38%, 3/15/30	697,000	672,270
4.75%, 2/1/32	778,000	716,950
Spectrum Brands, Inc.
3.88%, 3/15/31(a)(b)	403,000	389,282
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	574,000	561,504
Stagwell Global LLC
5.63%, 8/15/29(a)	812,000	739,432
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	264,000	248,561
Station Casinos LLC
4.50%, 2/15/28(a)	49,000	46,208
4.63%, 12/1/31(a)	470,000	423,611
Stericycle, Inc.
3.88%, 1/15/29(a)	300,000	272,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	$345,000	$314,940
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	408,000	398,053
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/26(a)(c)	555,000	562,037
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	436,000	395,408
Sunoco LP/Sunoco Finance Corp.
4.50%, 4/30/30	711,000	652,563
Synchrony Financial
7.25%, 2/2/33	320,000	318,640
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	781,000	747,690
TEGNA, Inc.
4.63%, 3/15/28	1,136,000	1,047,449
5.00%, 9/15/29	866,000	777,226
Teleflex, Inc.
4.63%, 11/15/27	169,000	162,864
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)(b)	518,000	471,142
3.88%, 10/15/31(a)	748,000	636,967
Tenet Healthcare Corp.
6.13%, 10/1/28(b)	1,554,000	1,549,509
4.25%, 6/1/29	665,000	618,556
4.38%, 1/15/30	635,000	588,010
6.13%, 6/15/30	661,000	660,808
Tenneco, Inc.
8.00%, 11/17/28(a)	1,330,000	1,214,928
Terex Corp.
5.00%, 5/15/29(a)	364,000	344,468
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	637,000	608,322
Thor Industries, Inc.
4.00%, 10/15/29(a)	470,000	421,191
TopBuild Corp.
4.13%, 2/15/32(a)	306,000	271,171
Townsquare Media, Inc.
6.88%, 2/1/26(a)	281,000	274,630
TransDigm, Inc.
5.50%, 11/15/27	560,000	548,559
6.75%, 8/15/28(a)	92,000	93,420
4.63%, 1/15/29	1,169,000	1,086,597
4.88%, 5/1/29	1,199,000	1,116,641
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	231,918
4.50%, 12/1/29(a)	485,000	446,292
TreeHouse Foods, Inc.
4.00%, 9/1/28	404,000	362,760
TriNet Group, Inc.
3.50%, 3/1/29(a)	451,000	404,714
Tronox, Inc.
4.63%, 3/15/29(a)	825,000	740,149
TTM Technologies, Inc.
4.00%, 3/1/29(a)	353,000	320,348
U.S. Foods, Inc.
4.75%, 2/15/29(a)	1,100,000	1,045,220
4.63%, 6/1/30(a)	105,000	97,391
Under Armour, Inc.
3.25%, 6/15/26	1,000	951
United Natural Foods, Inc.
6.75%, 10/15/28(a)(b)	493,000	410,358
United Rentals North America, Inc.
5.50%, 5/15/27	224,000	223,413
4.88%, 1/15/28	373,000	363,268
5.25%, 1/15/30	400,000	390,744
4.00%, 7/15/30	22,000	20,053
3.88%, 2/15/31	265,000	237,734
3.75%, 1/15/32	49,000	42,802
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(a)	515,000	385,359
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(a)	1,117,000	1,159,524
4.75%, 4/15/28(a)	850,000	742,764
Urban One, Inc.
7.38%, 2/1/28(a)	868,000	739,545
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 4/1/26	731,000	731,000
6.88%, 9/1/27	25,000	25,070
Valvoline, Inc.
4.25%, 2/15/30(a)	308,000	307,849
3.63%, 6/15/31(a)	124,000	107,255
Vector Group Ltd.
5.75%, 2/1/29(a)	554,000	513,741
VICI Properties LP
5.13%, 5/15/32	912,000	873,787
Victoria’s Secret & Co.
4.63%, 7/15/29(a)(b)	450,000	369,675
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	427,000	428,153
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	1,193,000	1,175,761
7.75%, 10/15/31(a)	380,000	398,517
Vontier Corp.
2.95%, 4/1/31	684,000	572,590
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	112,000	114,438
William Carter Co.
5.63%, 3/15/27(a)	115,000	114,253
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	235,000	222,371
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)(b)	430,000	345,806
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	240,000	223,236
Xerox Holdings Corp.
5.50%, 8/15/28(a)	1,294,000	1,179,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

Investments	Principal Amount	Value
XHR LP
4.88%, 6/1/29(a)	$386,000	$357,668
Yum! Brands, Inc.
4.75%, 1/15/30(a)	92,000	87,494
3.63%, 3/15/31	193,000	171,031
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	507,000	447,372
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	465,000	418,853

Total United States		217,237,292

TOTAL CORPORATE BONDS (Cost: $222,493,488)		218,782,556

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $13,849,108)	13,849,108	13,849,108

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $236,342,596)		232,631,664
Other Assets less Liabilities - (2.7)%		(6,018,620)

NET ASSETS - 100.0%		$226,613,044

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,208,407 and the total market value of the collateral held by the Fund was $14,810,494. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $961,386.

(c)	Rate shown reflects the accrual rate as of March 31, 2024 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$218,782,556	$—	$218,782,556
Investment of Cash Collateral for Securities Loaned	—	13,849,108	—	13,849,108

Total Investments in Securities	$—	$232,631,664	$—	$232,631,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 97.1%

Germany - 1.0%
Deutsche Bank AG
4.10%, 1/13/26	$129,000	$126,298
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	141,561
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	276,000	285,494

Total Germany		553,353

Switzerland - 0.6%
Credit Suisse AG
7.50%, 2/15/28	250,000	269,630
Novartis Capital Corp.
2.00%, 2/14/27	50,000	46,590

Total Switzerland		316,220

Taiwan - 0.4%
TSMC Arizona Corp.
3.88%, 4/22/27	200,000	194,180

United Kingdom - 1.6%
Astrazeneca Finance LLC
1.20%, 5/28/26	130,000	120,112
1.75%, 5/28/28	97,000	86,132
BAT Capital Corp.
3.22%, 9/6/26	135,000	128,555
3.56%, 8/15/27	139,000	131,651
2.26%, 3/25/28	208,000	185,463
Reynolds American, Inc.
4.45%, 6/12/25	94,000	92,785
Unilever Capital Corp.
2.00%, 7/28/26	100,000	93,828

Total United Kingdom		838,526

United States - 93.5%
3M Co.
2.65%, 4/15/25	109,000	105,866
3.00%, 8/7/25	13,000	12,632
2.88%, 10/15/27	120,000	111,842
Abbott Laboratories
3.88%, 9/15/25	15,000	14,802
AbbVie, Inc.
3.60%, 5/14/25	174,000	170,851
3.20%, 5/14/26	78,000	75,293
2.95%, 11/21/26	179,000	170,499
4.25%, 11/14/28	87,000	85,545
AEP Texas, Inc.
3.95%, 6/1/28	177,000	169,116
Affiliated Managers Group, Inc.
3.50%, 8/1/25	102,000	99,397
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	9,000	8,810
3.80%, 4/15/26	49,000	47,648
Ally Financial, Inc.
5.80%, 5/1/25	2,000	1,998
4.75%, 6/9/27	50,000	48,604
2.20%, 11/2/28	120,000	102,986
Altria Group, Inc.
2.63%, 9/16/26	80,000	75,439
4.80%, 2/14/29	174,000	172,401
Amazon.com, Inc.
3.15%, 8/22/27	79,000	75,342
1.65%, 5/12/28	145,000	129,591
Amcor Finance USA, Inc.
3.63%, 4/28/26	160,000	154,347
Ameren Corp.
1.95%, 3/15/27	160,000	147,299
American Electric Power Co., Inc.
1.00%, 11/1/25, Series N	18,000	16,799
American Express Co.
1.65%, 11/4/26	161,000	147,697
2.55%, 3/4/27	40,000	37,355
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	69,000	69,278
American Homes 4 Rent LP
4.25%, 2/15/28	100,000	96,177
American Honda Finance Corp.
1.20%, 7/8/25	86,000	81,751
5.65%, 11/15/28	183,000	188,788
Amgen, Inc.
2.60%, 8/19/26	14,000	13,258
2.20%, 2/21/27	64,000	59,266
3.20%, 11/2/27	200,000	188,996
5.15%, 3/2/28	192,000	193,369
1.65%, 8/15/28	76,000	66,551
Analog Devices, Inc.
3.45%, 6/15/27	78,000	74,656
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	86,000	80,558
Apple, Inc.
3.25%, 2/23/26	25,000	24,311
2.45%, 8/4/26	50,000	47,510
1.20%, 2/8/28	132,000	116,706
Archer-Daniels-Midland Co.
2.50%, 8/11/26	32,000	30,268
AutoNation, Inc.
4.50%, 10/1/25	125,000	123,131
AutoZone, Inc.
3.13%, 4/21/26	176,000	169,442
4.50%, 2/1/28	18,000	17,753
AvalonBay Communities, Inc.
3.35%, 5/15/27	107,000	102,133
Avangrid, Inc.
3.20%, 4/15/25	160,000	156,032
Avnet, Inc.
4.63%, 4/15/26	49,000	48,241
Bank of America Corp.
3.95%, 4/21/25, Series L	18,000	17,708
4.45%, 3/3/26	85,000	83,811
3.50%, 4/19/26	196,000	190,142
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	300,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
4.25%, 10/22/26	$67,000	$65,606
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	155,449
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	400,000	372,788
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	23,000	22,208
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	197,000	181,740
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	199,000	185,008
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	471,000	450,945
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	65,442
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	86,571
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(a)	37,000	36,731
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	303,000	284,505
Bank of New York Mellon Corp.
3.95%, 11/18/25	13,000	12,746
2.45%, 8/17/26	100,000	94,448
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	95,966
BankUnited, Inc.
4.88%, 11/17/25	109,000	106,246
Baxter International, Inc.
1.92%, 2/1/27	61,000	55,711
Becton Dickinson & Co.
4.87%, 2/8/29	288,000	286,537
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	9,000	8,885
3.25%, 4/15/28	3,000	2,833
Biogen, Inc.
4.05%, 9/15/25	190,000	186,506
Blackstone Secured Lending Fund
2.13%, 2/15/27	111,000	100,287
Blue Owl Capital Corp.
2.88%, 6/11/28	194,000	171,494
Boardwalk Pipelines LP
5.95%, 6/1/26	40,000	40,402
BorgWarner, Inc.
2.65%, 7/1/27	135,000	125,100
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	72,346
4.23%, 11/6/28	174,000	170,463
Bristol-Myers Squibb Co.
3.90%, 2/20/28	177,000	171,955
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	168,625
3.50%, 1/15/28	3,000	2,842
Broadcom, Inc.
3.15%, 11/15/25	60,000	58,073
3.46%, 9/15/26	70,000	67,383
1.95%, 2/15/28(b)	3,000	2,681
4.11%, 9/15/28	68,000	65,735
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	71,000	68,238
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	180,000	172,876
Capital One Financial Corp.
4.25%, 4/30/25	90,000	88,788
4.20%, 10/29/25	408,000	399,061
3.75%, 7/28/26	202,000	194,710
3.75%, 3/9/27	235,000	225,692
3.80%, 1/31/28	162,000	154,277
Cardinal Health, Inc.
3.75%, 9/15/25	36,000	35,187
Carrier Global Corp.
2.49%, 2/15/27	152,000	141,754
Caterpillar Financial Services Corp.
3.40%, 5/13/25	50,000	49,045
0.80%, 11/13/25	156,000	146,074
Celanese U.S. Holdings LLC
1.40%, 8/5/26	164,000	149,435
6.17%, 7/15/27	102,000	103,930
Charles Schwab Corp.
1.15%, 5/13/26	90,000	83,037
2.00%, 3/20/28	198,000	177,566
Cigna Group
3.25%, 4/15/25	114,000	111,527
4.50%, 2/25/26	4,000	3,954
3.40%, 3/1/27	22,000	21,085
4.38%, 10/15/28	289,000	282,110
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	77,758
Citigroup, Inc.
5.50%, 9/13/25	165,000	165,033
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	96,528
3.20%, 10/21/26	405,000	385,965
4.30%, 11/20/26	43,000	41,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	$129,000	$119,365
4.45%, 9/29/27	486,000	473,009
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	205,000	192,913
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(a)	87,000	85,714
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	85,616
4.13%, 7/25/28	91,000	87,292
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	191,000	180,235
Citizens Financial Group, Inc.
2.85%, 7/27/26(c)	199,000	187,080
CNO Financial Group, Inc.
5.25%, 5/30/25	5,000	4,972
Coca-Cola Co.
1.00%, 3/15/28	115,000	100,944
Comcast Corp.
2.35%, 1/15/27	10,000	9,358
5.35%, 11/15/27	15,000	15,294
3.15%, 2/15/28	109,000	102,844
4.55%, 1/15/29	173,000	171,820
Conagra Brands, Inc.
4.60%, 11/1/25	123,000	121,455
Concentrix Corp.
6.60%, 8/2/28(c)	58,000	58,684
Corebridge Financial, Inc.
3.65%, 4/5/27	190,000	181,686
CSX Corp.
3.35%, 11/1/25	128,000	124,557
2.60%, 11/1/26	63,000	59,626
CVS Health Corp.
3.88%, 7/20/25	190,000	186,523
2.88%, 6/1/26	68,000	64,840
3.63%, 4/1/27	67,000	64,504
1.30%, 8/21/27	157,000	139,268
4.30%, 3/25/28	395,000	385,674
DCP Midstream Operating LP
5.63%, 7/15/27	11,000	11,087
Dell International LLC/EMC Corp.
5.85%, 7/15/25	7,000	7,037
6.02%, 6/15/26	130,000	131,743
4.90%, 10/1/26	93,000	92,443
5.25%, 2/1/28	84,000	85,055
Discover Bank
3.45%, 7/27/26	250,000	238,152
Discover Financial Services
4.50%, 1/30/26(c)	104,000	102,236
DOC DR LLC
4.30%, 3/15/27	24,000	23,504
Dollar General Corp.
4.63%, 11/1/27	170,000	167,389
Dollar Tree, Inc.
4.00%, 5/15/25	31,000	30,492
4.20%, 5/15/28	89,000	86,082
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	347,000	321,430
DR Horton, Inc.
1.40%, 10/15/27	34,000	30,190
DTE Energy Co.
4.88%, 6/1/28	85,000	84,154
Duke Energy Corp.
2.65%, 9/1/26	80,000	75,556
4.30%, 3/15/28	196,000	191,574
Eaton Corp.
4.35%, 5/18/28	21,000	20,724
eBay, Inc.
1.40%, 5/10/26	231,000	214,195
Elevance Health, Inc.
4.10%, 3/1/28	182,000	177,097
Emerson Electric Co.
1.80%, 10/15/27	130,000	117,585
Energy Transfer LP
4.40%, 3/15/27	180,000	176,200
4.00%, 10/1/27	225,000	216,407
Entergy Corp.
0.90%, 9/15/25	4,000	3,753
2.95%, 9/1/26	27,000	25,670
Entergy Louisiana LLC
3.25%, 4/1/28	109,000	102,789
Enterprise Products Operating LLC
4.15%, 10/16/28	88,000	85,647
EOG Resources, Inc.
4.15%, 1/15/26	52,000	51,274
EQT Corp.
5.70%, 4/1/28	111,000	112,043
Equifax, Inc.
5.10%, 12/15/27	74,000	73,958
Equitable Holdings, Inc.
4.35%, 4/20/28	164,000	159,019
ERP Operating LP
3.25%, 8/1/27	120,000	113,372
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	58,846
Eversource Energy
4.75%, 5/15/26	17,000	16,831
2.90%, 3/1/27	64,000	60,231
5.45%, 3/1/28	210,000	212,711
Exelon Corp.
3.40%, 4/15/26	56,000	54,178
5.15%, 3/15/28	55,000	55,170
Expedia Group, Inc.
3.80%, 2/15/28	80,000	76,220
Exxon Mobil Corp.
2.71%, 3/6/25	63,000	61,605
2.28%, 8/16/26	55,000	52,078
FactSet Research Systems, Inc.
2.90%, 3/1/27	33,000	31,048
Fidelity National Financial, Inc.
4.50%, 8/15/28	6,000	5,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	$274,000	$280,655
Fiserv, Inc.
3.20%, 7/1/26	78,000	74,817
2.25%, 6/1/27	84,000	77,204
FMC Corp.
3.20%, 10/1/26	138,000	130,457
FNB Corp.
5.15%, 8/25/25	35,000	34,580
Fortive Corp.
3.15%, 6/15/26	144,000	137,809
Fortune Brands Innovations, Inc.
4.00%, 6/15/25	32,000	31,401
Fox Corp.
3.05%, 4/7/25	106,000	103,401
4.71%, 1/25/29	175,000	172,727
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	128,000	130,392
General Dynamics Corp.
3.25%, 4/1/25	32,000	31,407
1.15%, 6/1/26	3,000	2,767
General Mills, Inc.
4.00%, 4/17/25	75,000	73,939
5.50%, 10/17/28	83,000	84,853
Gilead Sciences, Inc.
2.95%, 3/1/27	130,000	123,695
Global Payments, Inc.
4.80%, 4/1/26	43,000	42,559
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	81,000	77,282
Goldman Sachs Group, Inc.
5.95%, 1/15/27	558,000	570,019
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	55,584
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	283,000	277,697
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	42,951
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	414,000	380,826
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	309,000	287,864
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	46,979
Harman International Industries, Inc.
4.15%, 5/15/25	6,000	5,917
Hasbro, Inc.
3.50%, 9/15/27	153,000	144,057
HCA, Inc.
5.88%, 2/15/26	201,000	201,939
5.25%, 6/15/26	94,000	93,752
5.38%, 9/1/26	100,000	100,010
4.50%, 2/15/27	157,000	154,023
3.13%, 3/15/27	42,000	39,727
5.63%, 9/1/28	62,000	62,794
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	185,000	172,803
HF Sinclair Corp.
5.88%, 4/1/26	119,000	119,860
Home Depot, Inc.
2.88%, 4/15/27	158,000	150,002
Honeywell International, Inc.
1.35%, 6/1/25	56,000	53,684
HP, Inc.
2.20%, 6/17/25	204,000	196,377
4.75%, 1/15/28	69,000	68,621
Humana, Inc.
1.35%, 2/3/27	271,000	244,190
Huntington Bancshares, Inc.
4.00%, 5/15/25	102,000	100,210
Huntington Ingalls Industries, Inc.
3.84%, 5/1/25	3,000	2,945
2.04%, 8/16/28	187,000	163,561
Intel Corp.
2.60%, 5/19/26	188,000	179,034
1.60%, 8/12/28	100,000	87,772
Intercontinental Exchange, Inc.
3.10%, 9/15/27	120,000	113,317
International Business Machines Corp.
3.45%, 2/19/26	200,000	194,596
3.30%, 5/15/26	100,000	96,554
4.50%, 2/6/28(c)	100,000	99,147
ITC Holdings Corp.
3.35%, 11/15/27	135,000	127,817
Jabil, Inc.
4.25%, 5/15/27	140,000	135,810
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27	150,000	138,328
JM Smucker Co.
5.90%, 11/15/28	83,000	86,159
John Deere Capital Corp.
2.35%, 3/8/27	27,000	25,231
4.95%, 7/14/28	268,000	270,372
Johnson & Johnson
0.95%, 9/1/27	50,000	44,490
JPMorgan Chase & Co.
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	319,104
3.20%, 6/15/26	41,000	39,458
2.95%, 10/1/26	49,000	46,734
4.13%, 12/15/26	53,000	51,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(a)	$312,000	$304,777
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	62,928
4.25%, 10/1/27	159,000	155,502
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	88,000	84,792
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	85,562
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	86,020
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	190,000	181,611
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	86,050
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	86,000	85,335
Juniper Networks, Inc.
1.20%, 12/10/25	48,000	44,580
Kellanova
3.25%, 4/1/26	25,000	24,112
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	101,000	98,072
4.60%, 5/25/28	85,000	83,959
KeyCorp
4.15%, 10/29/25	320,000	311,910
4.10%, 4/30/28	180,000	169,340
Keysight Technologies, Inc.
4.60%, 4/6/27	111,000	109,263
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,149
3.88%, 5/15/27	140,000	135,705
Kroger Co.
3.70%, 8/1/27	153,000	147,344
L3Harris Technologies, Inc.
3.83%, 4/27/25	4,000	3,934
4.40%, 6/15/28	261,000	254,548
Laboratory Corp. of America Holdings
1.55%, 6/1/26	72,000	66,729
Lazard Group LLC
4.50%, 9/19/28	46,000	44,385
Leggett & Platt, Inc.
3.50%, 11/15/27	46,000	43,090
Lennar Corp.
4.75%, 5/30/25	119,000	118,010
Lowe’s Cos., Inc.
4.00%, 4/15/25	30,000	29,598
2.50%, 4/15/26	196,000	186,451
3.10%, 5/3/27	58,000	55,033
1.70%, 9/15/28	98,000	85,757
LYB International Finance III LLC
1.25%, 10/1/25	42,000	39,460
Manufacturers & Traders Trust Co.
4.70%, 1/27/28	250,000	241,110
Marathon Oil Corp.
4.40%, 7/15/27(c)	100,000	97,301
Marathon Petroleum Corp.
3.80%, 4/1/28	100,000	96,043
Marriott International, Inc.
5.75%, 5/1/25, Series EE	129,000	129,375
3.75%, 10/1/25	21,000	20,502
3.13%, 6/15/26, Series R	30,000	28,681
Marvell Technology, Inc.
1.65%, 4/15/26	60,000	55,872
Mastercard, Inc.
3.30%, 3/26/27	64,000	61,607
McCormick & Co., Inc.
0.90%, 2/15/26	165,000	152,572
McDonald’s Corp.
3.70%, 1/30/26	170,000	166,445
McKesson Corp.
0.90%, 12/3/25	50,000	46,573
1.30%, 8/15/26	85,000	77,846
Meta Platforms, Inc.
3.50%, 8/15/27	120,000	115,508
MetLife, Inc.
3.60%, 11/13/25	41,000	40,051
Micron Technology, Inc.
4.19%, 2/15/27	56,000	54,621
5.38%, 4/15/28(c)	25,000	25,264
Mid-America Apartments LP
4.20%, 6/15/28	77,000	75,240
Mondelez International, Inc.
1.50%, 5/4/25	69,000	66,203
Morgan Stanley
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	49,537
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	92,082
4.00%, 7/23/25	100,000	98,376
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	69,053
5.00%, 11/24/25	226,000	224,784
3.88%, 1/27/26	205,000	200,359
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	311,714
4.35%, 9/8/26	99,000	96,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	$92,000	$85,288
3.63%, 1/20/27	114,000	110,160
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	196,480
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	194,462
3.59%, 7/22/28(a)	90,000	85,595
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	301,000	286,696
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	66,000	63,699
MPLX LP
4.13%, 3/1/27	293,000	285,693
4.00%, 3/15/28	98,000	94,411
National Fuel Gas Co.
5.20%, 7/15/25	8,000	7,963
5.50%, 1/15/26	30,000	29,962
NetApp, Inc.
1.88%, 6/22/25	154,000	147,375
Netflix, Inc.
4.38%, 11/15/26	132,000	130,071
NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	16,000	15,812
1.88%, 1/15/27	220,000	201,542
4.63%, 7/15/27	110,000	108,626
4.90%, 2/28/28	2,000	1,995
1.90%, 6/15/28	203,000	179,947
NiSource, Inc.
0.95%, 8/15/25	25,000	23,540
5.25%, 3/30/28	74,000	74,587
NNN REIT, Inc.
3.50%, 10/15/27	160,000	151,715
4.30%, 10/15/28	90,000	87,123
Norfolk Southern Corp.
2.90%, 6/15/26	52,000	49,704
Northern Trust Corp.
3.95%, 10/30/25	40,000	39,202
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	93,599
Nucor Corp.
2.00%, 6/1/25	10,000	9,618
O’Reilly Automotive, Inc.
3.60%, 9/1/27	202,000	193,167
Omega Healthcare Investors, Inc.
5.25%, 1/15/26	106,000	105,379
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	162,000	157,417
Oracle Corp.
2.95%, 5/15/25	88,000	85,710
2.65%, 7/15/26	92,000	87,118
2.80%, 4/1/27	302,000	283,439
3.25%, 11/15/27	81,000	76,311
2.30%, 3/25/28	106,000	95,794
4.50%, 5/6/28	287,000	282,973
Otis Worldwide Corp.
2.06%, 4/5/25	123,000	118,967
Ovintiv, Inc.
5.65%, 5/15/28(c)	85,000	86,457
Owens Corning
3.40%, 8/15/26	46,000	44,166
Paramount Global
2.90%, 1/15/27	63,000	57,782
PayPal Holdings, Inc.
3.90%, 6/1/27	78,000	75,953
PECO Energy Co.
3.15%, 10/15/25	11,000	10,715
PepsiCo, Inc.
3.50%, 7/17/25	18,000	17,643
2.85%, 2/24/26	18,000	17,389
3.60%, 2/18/28	108,000	104,438
Pfizer, Inc.
3.00%, 12/15/26	156,000	149,314
Philip Morris International, Inc.
1.50%, 5/1/25	79,000	75,925
0.88%, 5/1/26	110,000	101,046
4.88%, 2/13/29	289,000	287,503
Phillips 66
1.30%, 2/15/26	60,000	55,861
Pinnacle West Capital Corp.
1.30%, 6/15/25	121,000	114,867
Pioneer Natural Resources Co.
1.13%, 1/15/26	79,000	73,572
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	28,359
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	90,000	89,213
3.15%, 5/19/27	183,000	173,435
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	284,000	284,383
PPL Capital Funding, Inc.
3.10%, 5/15/26	49,000	46,878
Procter & Gamble Co.
0.55%, 10/29/25	10,000	9,357
Public Service Electric & Gas Co.
3.00%, 5/15/25	33,000	32,231
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	118,000	110,954
QUALCOMM, Inc.
3.45%, 5/20/25	93,000	91,317
Quest Diagnostics, Inc.
3.45%, 6/1/26	25,000	24,149
Ralph Lauren Corp.
3.75%, 9/15/25	36,000	35,239
Regions Financial Corp.
2.25%, 5/18/25	37,000	35,634
1.80%, 8/12/28	78,000	67,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
Republic Services, Inc.
0.88%, 11/15/25	$127,000	$118,485
2.90%, 7/1/26	62,000	59,458
Roper Technologies, Inc.
1.00%, 9/15/25	116,000	109,114
Ross Stores, Inc.
0.88%, 4/15/26	45,000	41,377
Royalty Pharma PLC
1.20%, 9/2/25	115,000	108,283
1.75%, 9/2/27	110,000	98,297
RTX Corp.
3.95%, 8/16/25	124,000	122,001
3.50%, 3/15/27	145,000	139,383
3.13%, 5/4/27	27,000	25,589
4.13%, 11/16/28	134,000	129,728
S&P Global, Inc.
2.95%, 1/22/27	50,000	47,535
Sempra
5.40%, 8/1/26	97,000	97,436
3.25%, 6/15/27	102,000	96,218
Sherwin-Williams Co.
3.45%, 6/1/27	190,000	181,678
SITE Centers Corp.
4.25%, 2/1/26	162,000	159,573
Southern California Gas Co.
2.95%, 4/15/27	122,000	115,145
Southern Co.
3.25%, 7/1/26	177,000	170,232
5.11%, 8/1/27	44,000	44,067
4.85%, 6/15/28	84,000	83,668
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	95,798
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	137,000	127,865
Starbucks Corp.
2.45%, 6/15/26	62,000	58,661
3.50%, 3/1/28	118,000	112,371
State Street Corp.
3.55%, 8/18/25	79,000	77,434
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,275
Steel Dynamics, Inc.
1.65%, 10/15/27	162,000	144,509
Stryker Corp.
3.50%, 3/15/26	195,000	189,090
Synchrony Bank
5.63%, 8/23/27	64,000	62,887
Synchrony Financial
3.70%, 8/4/26	151,000	143,580
3.95%, 12/1/27(c)	183,000	171,354
Sysco Corp.
5.75%, 1/17/29	86,000	88,557
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	150,000	144,054
Tapestry, Inc.
7.35%, 11/27/28	134,000	141,265
Target Corp.
2.25%, 4/15/25	54,000	52,504
TCI Communications, Inc.
7.88%, 2/15/26	140,000	146,835
TD SYNNEX Corp.
1.75%, 8/9/26	183,000	167,434
Teledyne Technologies, Inc.
1.60%, 4/1/26	70,000	65,207
Textron, Inc.
4.00%, 3/15/26	44,000	42,948
Thermo Fisher Scientific, Inc.
5.00%, 1/31/29	32,000	32,322
Toll Brothers Finance Corp.
4.88%, 11/15/25	163,000	161,346
Toyota Motor Credit Corp.
5.45%, 11/10/27	20,000	20,404
Truist Financial Corp.
4.00%, 5/1/25	39,000	38,390
3.70%, 6/5/25	101,000	99,065
1.20%, 8/5/25	52,000	49,169
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	126,000	116,492
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	46,000	46,649
1.13%, 8/3/27	321,000	281,899
U.S. Bancorp
3.95%, 11/17/25	66,000	64,691
3.10%, 4/27/26, Series W	122,000	117,070
2.38%, 7/22/26, Series V	107,000	100,889
3.15%, 4/27/27, Series X	179,000	169,932
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	59,000	54,458
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	100,000	98,077
Union Pacific Corp.
3.25%, 8/15/25	23,000	22,437
UnitedHealth Group, Inc.
5.25%, 2/15/28	92,000	93,707
4.25%, 1/15/29	116,000	113,762
Universal Health Services, Inc.
1.65%, 9/1/26	88,000	80,232
Valero Energy Corp.
2.15%, 9/15/27	84,000	76,623
VeriSign, Inc.
4.75%, 7/15/27	95,000	93,682
Verizon Communications, Inc.
0.85%, 11/20/25	14,000	13,052
2.63%, 8/15/26	110,000	104,258
4.13%, 3/16/27	25,000	24,461
2.10%, 3/22/28	370,000	333,311
3.88%, 2/8/29	180,000	172,435
VF Corp.
2.40%, 4/23/25(c)	34,000	32,748
Visa, Inc.
1.90%, 4/15/27	72,000	66,568
VMware LLC
1.40%, 8/15/26	342,000	312,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

Investments	Principal Amount	Value
4.65%, 5/15/27	$20,000	$19,680
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	76,000	72,534
Waste Management, Inc.
3.15%, 11/15/27	120,000	113,815
WEC Energy Group, Inc.
3.55%, 6/15/25	26,000	25,382
4.75%, 1/15/28	115,000	114,418
Wells Fargo & Co.
3.00%, 4/22/26	106,000	101,423
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	227,377
4.10%, 6/3/26	50,000	48,688
3.00%, 10/23/26	228,000	215,930
4.30%, 7/22/27	385,000	375,256
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	299,000	284,690
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	180,737
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	164,900
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	200,000	197,166
Western Midstream Operating LP
4.50%, 3/1/28	79,000	76,298
Western Union Co.
1.35%, 3/15/26	13,000	12,037
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	196,000	187,541
Westlake Corp.
3.60%, 8/15/26	36,000	34,642
Whirlpool Corp.
3.70%, 5/1/25	41,000	40,242
Willis North America, Inc.
4.65%, 6/15/27	110,000	108,294
Xcel Energy, Inc.
3.30%, 6/1/25	14,000	13,632
1.75%, 3/15/27	70,000	63,090
Xylem, Inc.
3.25%, 11/1/26	20,000	19,114
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/25	95,000	93,208
Zoetis, Inc.
3.00%, 9/12/27	180,000	168,793

Total United States		49,066,366

TOTAL CORPORATE BONDS (Cost: $51,408,214)		50,968,645

U.S. GOVERNMENT OBLIGATIONS - 1.4%

U.S. Treasury Notes - 1.4%
4.25%, 2/28/29	183,000	183,315
4.13%, 3/31/29	574,000	571,718

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $754,472)		755,033

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $395,810)	395,810	395,810

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $52,558,496)		52,119,488
Other Assets less Liabilities - 0.7%		369,325

NET ASSETS - 100.0%		$52,488,813

(a)	Rate shown reflects the accrual rate as of March 31, 2024 on securities with variable or step rates.
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $771,110 and the total market value of the collateral held by the Fund was $799,193. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $403,383.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$50,968,645	$—	$50,968,645
U.S. Government Obligations	—	755,033	—	755,033
Investment of Cash Collateral for Securities Loaned	—	395,810	—	395,810

Total Investments in Securities	$—	$52,119,488	$—	$52,119,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 87.7%

Brazil - 3.5%
Ambev SA	55,771	$139,162
B3 SA - Brasil Bolsa Balcao	71,207	170,565
Banco Santander Brasil SA	5,051	28,779
CCR SA	16,264	44,904
Centrais Eletricas Brasileiras SA	6,313	52,592
Cosan SA	11,504	37,232
Equatorial Energia SA	11,202	72,844
Grupo Casas Bahia SA*	804	1,089
Hapvida Participacoes & Investimentos SA*(a)	44,368	32,796
JBS SA	12,628	54,240
Klabin SA	11,004	55,531
Localiza Rent a Car SA	7,443	81,306
Lojas Renner SA	15,035	51,002
Magazine Luiza SA*	36,755	13,217
Natura & Co. Holding SA	9,333	33,338
Raia Drogasil SA	12,212	66,774
Rumo SA	16,264	72,327
Suzano SA	8,926	114,090
Telefonica Brasil SA	6,881	69,559
Vale SA	42,111	511,754
Vibra Energia SA	11,004	54,981
WEG SA	20,008	152,692

Total Brazil		1,910,774

Chile - 0.5%
Banco de Chile	551,273	61,262
Banco de Credito & Inversiones SA*	840	23,988
Banco Santander Chile	930,270	46,283
Cencosud SA	31,161	54,008
Empresas CMPC SA	4,634	9,406
Empresas Copec SA	4,918	35,294
Enel Americas SA	390,837	38,058
Falabella SA*	7,065	18,533

Total Chile		286,832

China - 22.5%
Agricultural Bank of China Ltd., Class H	339,000	142,938
Airtac International Group	1,000	34,996
Alibaba Group Holding Ltd.	147,200	1,321,263
Anhui Conch Cement Co. Ltd., Class H	16,500	34,322
ANTA Sports Products Ltd.	10,400	110,558
Baidu, Inc., ADR*	2,648	278,781
Bank of China Ltd., Class H	792,000	326,861
Bank of Communications Co. Ltd., Class H	116,000	76,183
BeiGene Ltd., ADR*	469	73,347
Bilibili, Inc., ADR*(b)	1,557	17,438
BYD Co. Ltd., Class H(b)	9,000	231,829
BYD Electronic International Co. Ltd.	7,500	27,647
China Conch Venture Holdings Ltd.	11,000	7,646
China Construction Bank Corp., Class H	930,000	560,867
China Everbright Bank Co. Ltd., Class H	75,000	21,562
China International Capital Corp. Ltd., Class H(a)	21,600	25,612
China Life Insurance Co. Ltd., Class H	75,000	89,983
China Longyuan Power Group Corp. Ltd., Class H	33,000	23,106
China Mengniu Dairy Co. Ltd.	32,000	68,690
China Merchants Bank Co. Ltd., Class H	50,000	197,727
China Minsheng Banking Corp. Ltd., Class H	83,000	28,740
China Overseas Land & Investment Ltd.	41,500	59,707
China Pacific Insurance Group Co. Ltd., Class H	32,600	57,065
China Petroleum & Chemical Corp., Class H	258,000	146,365
China Resources Beer Holdings Co. Ltd.	14,000	64,486
China Resources Gas Group Ltd.	8,900	28,372
China Resources Land Ltd.	28,500	90,127
China Shenhua Energy Co. Ltd., Class H	37,500	147,337
China Taiping Insurance Holdings Co. Ltd.	22,800	19,955
China Tower Corp. Ltd., Class H(a)	456,000	52,438
China Yangtze Power Co. Ltd., Class A	17,400	59,746
CITIC Ltd.	66,000	63,416
CITIC Securities Co. Ltd., Class H	40,000	65,930
CMOC Group Ltd., Class H	45,000	38,236
Contemporary Amperex Technology Co. Ltd., Class A	2,240	58,669
COSCO SHIPPING Holdings Co. Ltd., Class H	40,800	42,904
Country Garden Holdings Co. Ltd.*(b)	74,000	4,586
Country Garden Services Holdings Co. Ltd.(b)	12,000	7,682
CSPC Pharmaceutical Group Ltd.	100,000	78,580
Daqo New Energy Corp., ADR*	745	20,972
ENN Energy Holdings Ltd.	7,700	59,326
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,708	25,555
Fosun International Ltd.	28,000	14,597
Fuyao Glass Industry Group Co. Ltd., Class H(a)	12,800	64,438
GDS Holdings Ltd., ADR*(b)	1,236	8,219
Geely Automobile Holdings Ltd.	69,000	81,462
GF Securities Co. Ltd., Class H	29,800	30,803
Great Wall Motor Co. Ltd., Class H(b)	35,500	39,462
H World Group Ltd., ADR	1,537	59,482
Haier Smart Home Co. Ltd., Class H	25,200	78,403
Haitong Securities Co. Ltd., Class H	45,600	21,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	1,100	$4,160
Huatai Securities Co. Ltd., Class H(a)	33,400	38,152
Industrial & Commercial Bank of China Ltd., Class H	658,000	331,251
Innovent Biologics, Inc.*(a)	12,000	57,804
iQIYI, Inc., ADR*	2,772	11,726
JD Health International, Inc.*(a)	4,700	16,635
JD.com, Inc., ADR(b)	8,699	238,266
JD.com, Inc., Class A	2,388	32,922
JOYY, Inc., ADR	815	25,061
Kingdee International Software Group Co. Ltd.*	27,000	30,462
Kweichow Moutai Co. Ltd., Class A	700	164,182
Lenovo Group Ltd.	86,000	99,665
Li Auto, Inc., ADR*	1,955	59,197
Li Ning Co. Ltd.	21,500	57,140
Longfor Group Holdings Ltd.(a)(b)	19,500	27,557
LONGi Green Energy Technology Co. Ltd., Class A	4,672	12,555
Luzhou Laojiao Co. Ltd., Class A	900	22,882
Meituan, Class B*(a)	40,420	499,927
Muyuan Foods Co. Ltd., Class A	3,300	19,613
NetEase, Inc., ADR	3,977	411,500
New China Life Insurance Co. Ltd., Class H	18,900	33,470
NIO, Inc., ADR*	12,020	54,090
PDD Holdings, Inc., ADR*	3,814	443,378
People’s Insurance Co. Group of China Ltd., Class H	114,000	36,415
PetroChina Co. Ltd., Class H	230,000	196,603
PICC Property & Casualty Co. Ltd., Class H	76,000	100,214
Ping An Bank Co. Ltd., Class A	21,800	31,587
Ping An Healthcare & Technology Co. Ltd.*(a)	4,700	7,086
Ping An Insurance Group Co. of China Ltd., Class H	63,500	268,152
Postal Savings Bank of China Co. Ltd., Class H(a)	133,000	69,504
SF Holding Co. Ltd., Class A	4,900	24,566
Shenzhou International Group Holdings Ltd.	8,700	82,371
Shimao Group Holdings Ltd.*	10,000	601
Silergy Corp.	3,000	30,747
Sino Biopharmaceutical Ltd.	90,000	34,728
Smoore International Holdings Ltd.(a)(b)	5,000	4,255
Sunny Optical Technology Group Co. Ltd.	7,700	39,305
Tencent Holdings Ltd.	55,100	2,138,822
Tencent Music Entertainment Group, ADR*	4,563	51,060
Trip.com Group Ltd., ADR*	5,287	232,046
Want Want China Holdings Ltd.	69,000	40,731
Weibo Corp., ADR	1,048	9,526
Weichai Power Co. Ltd., Class H	31,000	59,097
Wharf Holdings Ltd.(b)	15,000	49,256
Wuliangye Yibin Co. Ltd., Class A	3,300	69,773
WuXi AppTec Co. Ltd., Class H(a)	4,440	21,047
Wuxi Biologics Cayman, Inc.*(a)	32,500	59,382
Xiaomi Corp., Class B*(a)	153,600	293,209
Xinyi Solar Holdings Ltd.	68,026	52,672
XPeng, Inc., ADR*	1,955	15,014
Yum China Holdings, Inc.	3,868	152,319
Zai Lab Ltd., ADR*	873	13,985
Zijin Mining Group Co. Ltd., Class H	66,000	131,723
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	53,000	32,844
ZTE Corp., Class H	11,200	22,324
ZTO Express Cayman, Inc., ADR	3,786	79,279

Total China		12,432,045

Czech Republic - 0.1%
CEZ AS	2,062	73,715

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	2,980	24,176
OTP Bank Nyrt	2,336	107,564
Richter Gedeon Nyrt	2,048	51,979

Total Hungary		183,719

India - 15.5%
Adani Green Energy Ltd.*	3,634	79,961
Adani Ports & Special Economic Zone Ltd.	5,854	94,184
Ambuja Cements Ltd.	8,891	65,279
Apollo Hospitals Enterprise Ltd.	881	67,148
Asian Paints Ltd.	3,665	125,096
Aurobindo Pharma Ltd.	3,854	50,311
Avenue Supermarts Ltd.*(a)	1,576	85,517
Axis Bank Ltd.	22,241	279,257
Bajaj Finance Ltd.	2,745	238,461
Bajaj Finserv Ltd.	4,200	82,781
Bandhan Bank Ltd.(a)	9,562	20,637
Bharti Airtel Ltd.	25,033	368,760
Britannia Industries Ltd.	853	50,230
Cipla Ltd.	3,891	69,838
Divi’s Laboratories Ltd.	1,201	49,612
Dr. Reddy’s Laboratories Ltd.	1,253	92,513
GAIL India Ltd.	14,510	31,498
Godrej Consumer Products Ltd.	5,502	82,580
Grasim Industries Ltd.	4,290	117,653
HCL Technologies Ltd.	11,580	214,314
HDFC Life Insurance Co. Ltd.(a)	8,102	61,526
Hindalco Industries Ltd.	15,298	102,763
Hindustan Unilever Ltd.	8,000	217,197
ICICI Bank Ltd.	50,513	662,161
ICICI Lombard General Insurance Co. Ltd.(a)	2,163	43,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
Infosys Ltd.	33,294	$598,017
ITC Ltd.	29,668	152,373
JSW Steel Ltd.	10,480	104,319
Kotak Mahindra Bank Ltd.	5,254	112,479
Larsen & Toubro Ltd.	6,418	289,640
Lupin Ltd.	3,244	62,887
Mahindra & Mahindra Ltd.	8,510	196,046
Marico Ltd.	5,502	32,800
Maruti Suzuki India Ltd.	1,447	218,611
NTPC Ltd.	43,502	175,150
Oil & Natural Gas Corp. Ltd.	25,391	81,605
Pidilite Industries Ltd.	1,553	56,135
Power Grid Corp. of India Ltd.	44,563	147,951
Reliance Industries Ltd.	27,754	988,898
Samvardhana Motherson International Ltd.	23,376	32,821
SBI Life Insurance Co. Ltd.(a)	4,846	87,170
Shriram Finance Ltd.	2,580	72,999
State Bank of India	17,162	154,813
Sun Pharmaceutical Industries Ltd.	8,430	163,799
Tata Consultancy Services Ltd.	9,241	429,494
Tata Consumer Products Ltd.	8,264	108,618
Tata Motors Ltd.	20,087	239,110
Tata Steel Ltd.	65,050	121,556
Tech Mahindra Ltd.	7,115	106,474
Titan Co. Ltd.	3,497	159,406
UltraTech Cement Ltd.	1,124	131,387
UPL Ltd.	4,291	23,461
Vedanta Ltd.	22,045	71,803
Wipro Ltd.	12,306	70,839

Total India		8,543,625

Indonesia - 1.9%
Astra International Tbk. PT	251,800	81,790
Bank Central Asia Tbk. PT	545,900	346,890
Bank Mandiri Persero Tbk. PT	427,200	195,345
Bank Rakyat Indonesia Persero Tbk. PT	660,700	252,112
Charoen Pokphand Indonesia Tbk. PT	118,800	39,338
Telkom Indonesia Persero Tbk. PT	574,800	125,800
Unilever Indonesia Tbk. PT	123,900	21,099

Total Indonesia		1,062,374

Luxembourg - 0.1%
Reinet Investments SCA	1,872	45,300

Malaysia - 1.1%
CIMB Group Holdings Bhd.	83,643	117,344
Dialog Group Bhd.	32,000	15,483
Hartalega Holdings Bhd.*	21,600	12,550
Hong Leong Bank Bhd.	7,500	30,710
IHH Healthcare Bhd.	46,800	59,823
Malayan Banking Bhd.	9,350	19,143
Petronas Chemicals Group Bhd.	31,700	44,941
Petronas Gas Bhd.	19,700	73,339
Press Metal Aluminium Holdings Bhd.	47,200	46,372
Public Bank Bhd.	128,300	114,394
Tenaga Nasional Bhd.	22,000	52,246
Top Glove Corp. Bhd.*	31,500	5,324

Total Malaysia		591,669

Mexico - 3.3%
America Movil SAB de CV	376,103	352,531
Cemex SAB de CV, Series CPO*	164,532	145,212
Fibra Uno Administracion SA de CV	34,568	57,420
Fomento Economico Mexicano SAB de CV	21,798	282,793
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,715	59,677
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,160	99,687
Grupo Bimbo SAB de CV, Series A	20,130	95,032
Grupo Financiero Banorte SAB de CV, Class O	29,451	312,499
Grupo Mexico SAB de CV, Series B	31,401	185,383
Grupo Televisa SAB, Series CPO	27,017	16,872
Ollamani SAB*	1,351	2,441
Sitios Latinoamerica SAB de CV*(b)	19,416	6,612
Wal-Mart de Mexico SAB de CV	59,523	239,929

Total Mexico		1,856,088

Philippines - 0.6%
Ayala Corp.	3,670	41,782
Ayala Land, Inc.	107,600	61,729
Bank of the Philippine Islands	21,997	46,213
BDO Unibank, Inc.	28,472	78,252
JG Summit Holdings, Inc.	34,930	22,618
SM Investments Corp.	150	2,593
SM Prime Holdings, Inc.	108,600	63,172

Total Philippines		316,359

Poland - 1.0%
Allegro.eu SA*(a)	4,202	34,863
Bank Polska Kasa Opieki SA	2,813	128,279
CD Projekt SA	776	22,748
Dino Polska SA*(a)	119	11,569
KGHM Polska Miedz SA	2,079	59,512
ORLEN SA	3,591	58,605
Powszechna Kasa Oszczednosci Bank Polski SA	8,691	129,327
Powszechny Zaklad Ubezpieczen SA	7,137	87,357

Total Poland		532,260

Russia - 0.0%
Gazprom PJSC*†	99,020	0
LUKOIL PJSC*†	2,998	0
Magnit PJSC*†	903	0
MMC Norilsk Nickel PJSC*†	367	0
MMC Norilsk Nickel PJSC, ADR*†	8	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
Mobile TeleSystems PJSC, ADR*†	2,887	$0
Novatek PJSC*†	6,960	0
Novolipetsk Steel PJSC*†	12,900	0
Polymetal International PLC*†	2,011	0
Polyus PJSC*†	326	0
Rosneft Oil Co. PJSC*†	3,254	0
Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR*†(c)	2,080	0
Surgutneftegas PJSC*†	112,960	0
Tatneft PJSC*†	12,210	0
TCS Group Holding PLC, GDR*†(c)	430	0
X5 Retail Group NV, GDR*†(c)	1,673	0
Yandex NV, Class A*†	2,324	0

Total Russia		0

South Africa - 4.2%
Absa Group Ltd.	9,484	74,189
Anglo American Platinum Ltd.(b)	420	17,045
Aspen Pharmacare Holdings Ltd.	4,548	52,689
Bid Corp. Ltd.	2,686	65,505
Bidvest Group Ltd.(b)	4,007	51,316
Capitec Bank Holdings Ltd.	627	69,394
Clicks Group Ltd.	2,383	37,264
Discovery Ltd.	4,872	31,036
Exxaro Resources Ltd.	2,609	23,282
FirstRand Ltd.	40,962	133,531
Gold Fields Ltd.	9,202	147,679
Growthpoint Properties Ltd.	37,569	22,340
Impala Platinum Holdings Ltd.(b)	7,968	32,951
Mr. Price Group Ltd.	3,837	35,219
MTN Group Ltd.(b)	17,609	87,170
MultiChoice Group*	4,596	27,572
Naspers Ltd., Class N	4,845	859,058
Nedbank Group Ltd.	4,910	59,292
Northam Platinum Holdings Ltd.	3,643	21,726
Old Mutual Ltd.	81,119	50,335
Remgro Ltd.	6,335	40,851
Sanlam Ltd.	21,495	78,766
Sasol Ltd.	6,162	47,636
Shoprite Holdings Ltd.	5,879	76,821
Sibanye Stillwater Ltd.(b)	21,522	24,652
Standard Bank Group Ltd.	8,837	86,446
Vodacom Group Ltd.	3,722	19,370
Woolworths Holdings Ltd.	14,937	46,705

Total South Africa		2,319,840

South Korea - 12.7%
Amorepacific Corp.	378	34,087
Celltrion, Inc.	1,323	187,898
CJ CheilJedang Corp.	75	16,379
Coway Co. Ltd.	581	24,168
E-MART, Inc.*	102	5,129
Hana Financial Group, Inc.	2,875	123,222
Hankook Tire & Technology Co. Ltd.	966	38,891
Hanon Systems	2,456	10,709
Hanwha Galleria Corp.*	4,939	5,228
Hanwha Solutions Corp.	1,234	25,986
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	386	33,948
HLB, Inc.*	1,047	81,816
Hyundai Engineering & Construction Co. Ltd.	1,324	32,700
Hyundai Glovis Co. Ltd.	189	24,442
Hyundai Motor Co.	1,586	274,494
Hyundai Steel Co.	776	18,330
Kakao Corp.	479	19,107
KB Financial Group, Inc.	3,625	187,140
Kia Corp.	2,424	201,662
Korea Electric Power Corp.	2,495	40,958
Korea Investment Holdings Co. Ltd.	501	24,785
Korean Air Lines Co. Ltd.	1,719	27,708
KT&G Corp.	890	61,812
Kumho Petrochemical Co. Ltd.	281	28,345
LG Chem Ltd.	465	151,632
LG Display Co. Ltd.*	4,742	37,866
LG Electronics, Inc.	1,047	73,961
LG H&H Co. Ltd.	78	22,017
Lotte Chemical Corp.	114	10,162
NAVER Corp.	1,141	158,829
NCSoft Corp.	146	21,560
Orion Corp.	263	17,778
POSCO Future M Co. Ltd.	264	59,516
POSCO Holdings, Inc.	624	195,601
S-Oil Corp.	476	27,756
Samsung Biologics Co. Ltd.*(a)	146	90,121
Samsung Electro-Mechanics Co. Ltd.	557	61,523
Samsung Electronics Co. Ltd.	51,335	3,142,064
Samsung Fire & Marine Insurance Co. Ltd.	281	63,871
Samsung Heavy Industries Co. Ltd.*	4,568	29,045
Samsung Life Insurance Co. Ltd.	636	43,605
Samsung SDI Co. Ltd.	522	182,627
Samsung SDS Co. Ltd.	312	37,892
Shinhan Financial Group Co. Ltd.	4,133	141,220
SK Hynix, Inc.	5,171	702,910
SK Innovation Co. Ltd.*	481	41,446
SK Square Co. Ltd.*	339	19,893
SK Telecom Co. Ltd.	935	36,462
SK, Inc.	333	44,177
Woori Financial Group, Inc.	5,309	56,472
Yuhan Corp.	564	32,133

Total South Korea		7,031,083

Taiwan - 18.4%
Acer, Inc.	40,000	58,494
Advantech Co. Ltd.	3,299	41,645
ASE Technology Holding Co. Ltd.	41,000	206,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
Asia Cement Corp.	16,000	$20,648
AUO Corp.	69,800	39,040
Cathay Financial Holding Co. Ltd.	88,468	134,484
Chang Hwa Commercial Bank Ltd.	44,275	25,109
Cheng Shin Rubber Industry Co. Ltd.	27,000	42,183
China Development Financial Holding Corp.*	148,000	64,512
China Steel Corp.	123,000	91,471
Chunghwa Telecom Co. Ltd.	39,000	153,546
Compal Electronics, Inc.	69,000	78,048
CTBC Financial Holding Co. Ltd.	162,000	167,297
Delta Electronics, Inc.	17,000	181,136
E.Sun Financial Holding Co. Ltd.	124,986	106,422
Evergreen Marine Corp. Taiwan Ltd.	5,600	30,797
Far EasTone Telecommunications Co. Ltd.	13,000	33,106
First Financial Holding Co. Ltd.	114,919	99,466
Formosa Chemicals & Fibre Corp.	38,000	64,949
Formosa Petrochemical Corp.	11,000	23,888
Formosa Plastics Corp.	41,000	88,268
Fubon Financial Holding Co. Ltd.	77,325	168,405
Giant Manufacturing Co. Ltd.	2,036	13,837
Hon Hai Precision Industry Co. Ltd.	125,000	585,873
Hotai Motor Co. Ltd.	3,060	61,480
Hua Nan Financial Holdings Co. Ltd.	78,698	56,312
Innolux Corp.	62,990	29,622
Largan Precision Co. Ltd.	1,000	76,398
Lite-On Technology Corp., ADR	20,000	63,118
MediaTek, Inc.	13,000	485,416
Mega Financial Holding Co. Ltd.	110,684	139,204
Nan Ya Plastics Corp.	44,000	76,992
Nanya Technology Corp.	25,000	52,885
Novatek Microelectronics Corp.	5,000	94,365
President Chain Store Corp.	5,000	41,636
Quanta Computer, Inc.	27,000	247,614
SinoPac Financial Holdings Co. Ltd.	160,697	108,710
Taishin Financial Holding Co. Ltd.	122,937	69,144
Taiwan Cement Corp.	47,997	48,217
Taiwan Cooperative Financial Holding Co. Ltd.	111,268	91,091
Taiwan Mobile Co. Ltd.	27,000	86,897
Taiwan Semiconductor Manufacturing Co. Ltd.	217,000	5,282,016
Uni-President Enterprises Corp.	68,000	164,669
Unimicron Technology Corp.	10,000	59,681
United Microelectronics Corp.	119,000	194,097
Winbond Electronics Corp.	47,809	40,633
Yuanta Financial Holding Co. Ltd.	120,222	114,198

Total Taiwan		10,203,278

Thailand - 1.9%
Advanced Info Service PCL, NVDR	15,200	85,399
Airports of Thailand PCL, NVDR	47,000	84,049
Bangkok Dusit Medical Services PCL, NVDR	77,500	60,534
Central Pattana PCL, NVDR	39,500	68,202
Charoen Pokphand Foods PCL, NVDR	66,200	33,021
CP ALL PCL, NVDR	43,400	65,122
Delta Electronics Thailand PCL, NVDR	36,100	73,709
Energy Absolute PCL, NVDR	24,000	22,528
Gulf Energy Development PCL, NVDR	15,100	18,106
Home Product Center PCL, NVDR	93,500	27,163
Intouch Holdings PCL, NVDR	23,500	44,440
Kasikornbank PCL, NVDR	18,300	62,191
Minor International PCL, NVDR	49,600	45,199
PTT Exploration & Production PCL, NVDR	14,400	60,382
PTT Global Chemical PCL, NVDR	28,100	29,457
PTT Oil & Retail Business PCL, NVDR	58,900	28,895
PTT PCL, NVDR	139,500	129,990
SCB X PCL, NVDR	5,000	15,622
Siam Cement PCL, NVDR	10,400	72,683

Total Thailand		1,026,692

Turkey - 0.1%
BIM Birlesik Magazalar AS	5,406	60,323

TOTAL COMMON STOCKS (Cost: $50,463,938)		48,475,976

PREFERRED STOCKS - 2.9%

Brazil - 2.8%
Banco Bradesco SA	79,393	226,178
Gerdau SA	15,003	66,539
Itau Unibanco Holding SA	56,634	391,925
Itausa SA	73,466	154,108
Petroleo Brasileiro SA	97,535	727,973

Total Brazil		1,566,723

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA	972	47,268

TOTAL PREFERRED STOCKS (Cost: $1,221,771)		1,613,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(d) (Cost: $143,588)	143,588	$143,588

TOTAL INVESTMENTS IN SECURITIES - 90.9% (Cost: $51,829,297)		50,233,555
Other Assets less Liabilities - 9.1%		5,060,035

NET ASSETS - 100.0%		$55,293,590

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $751,743 and the total market value of the collateral held by the Fund was $790,671. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $647,083.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of March 31, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	4/1/2024	439,568	BRL	88,324	USD	$—	$(507)
JP Morgan Chase Bank NA	4/2/2024	1,848,465	HKD	236,264	USD	—	(83)
State Street Bank and Trust	4/1/2024	8,334,356	CLP	8,498	USD	—	(1)
State Street Bank and Trust	4/2/2024	447,505	PHP	7,958	USD	2	—

						$2	$(591)

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	31	6/28/24	$6,339,016	$(4,898)
5 Year U.S. Treasury Note	61	6/28/24	6,527,953	5,959
10 Year U.S. Treasury Note	59	6/18/24	6,537,015	34,752
U.S. Treasury Long Bond	54	6/18/24	6,503,625	124,132
Ultra 10 Year U.S. Treasury Note	56	6/18/24	6,418,125	26,775

			$32,325,734	$186,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	48,475,976	—	—		48,475,976
Preferred Stocks	1,613,991	—	—		1,613,991
Investment of Cash Collateral for Securities Loaned	—	143,588	—		143,588

Total Investments in Securities	$50,089,967	$143,588	$0		$50,233,555

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2	$—		$2
Futures Contracts[1]	191,618	—	—		191,618
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(591)	$—		$(591)
Futures Contracts[1]	(4,898)	—	—		(4,898)

Total - Net	$50,276,687	$142,999	$0		$50,419,686

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 89.3%

Australia - 6.3%
ANZ Group Holdings Ltd.	55,437	$1,063,313
Aristocrat Leisure Ltd.	12,876	361,213
ASX Ltd.(a)	5,394	233,735
BHP Group Ltd.	92,093	2,659,807
Brambles Ltd.	28,509	300,378
Cochlear Ltd.(a)	159	35,011
Coles Group Ltd.	24,673	272,678
Commonwealth Bank of Australia(a)	33,611	2,638,793
CSL Ltd.	8,523	1,600,952
Dexus(a)	4,176	21,550
Fortescue Ltd.	31,293	524,680
Goodman Group(a)	31,891	703,440
Insurance Australia Group Ltd.	60,324	251,874
Lottery Corp. Ltd.(a)	36,687	123,263
Macquarie Group Ltd.	6,360	828,608
National Australia Bank Ltd.(a)	61,771	1,395,971
Northern Star Resources Ltd.	19,890	187,766
QBE Insurance Group Ltd.	32,716	386,965
Ramsay Health Care Ltd.(a)	3,480	128,298
Rio Tinto Ltd.	6,417	509,742
Rio Tinto PLC	21,396	1,356,020
Santos Ltd.	16,503	83,441
Scentre Group	50,419	111,508
Sonic Healthcare Ltd.	9,552	183,275
South32 Ltd.(a)	93,504	183,006
Stockland	17,210	54,455
Tabcorp Holdings Ltd.(a)	36,687	18,071
Telstra Group Ltd.	126,711	319,092
Transurban Group(a)	53,364	463,731
Wesfarmers Ltd.	23,174	1,034,120
Westpac Banking Corp.	70,015	1,192,190
Woodside Energy Group Ltd.	33,056	657,755
Woolworths Group Ltd.	23,386	506,076

Total Australia		20,390,777

Austria - 0.1%
Erste Group Bank AG	5,193	231,629
Mondi PLC	7,744	136,516

Total Austria		368,145

Belgium - 0.6%
Ageas SA	3,480	161,310
Anheuser-Busch InBev SA	15,042	917,213
KBC Group NV	4,667	349,902
Solvay SA(a)	870	23,772
Syensqo SA*	870	82,478
UCB SA	2,088	257,977
Umicore SA	4,234	91,431

Total Belgium		1,884,083

China - 0.3%
BOC Hong Kong Holdings Ltd.	90,000	240,914
Prosus NV	20,500	643,720

Total China		884,634

Denmark - 3.6%
Ambu AS, Class B*	4,698	77,240
AP Moller - Maersk AS, Class B	152	197,942
Carlsberg AS, Class B	1,065	145,506
Coloplast AS, Class B	2,937	396,505
Danske Bank AS	4,701	140,625
DSV AS	4,090	664,444
Genmab AS*	1,218	367,525
GN Store Nord AS*	2,548	67,366
Novo Nordisk AS, Class B	62,344	7,955,371
Novonesis (Novozymes) B, Class B	7,373	432,569
Orsted AS*(b)	3,426	190,683
Pandora AS	1,914	308,862
Vestas Wind Systems AS*	19,301	539,360

Total Denmark		11,483,998

Finland - 0.7%
Elisa OYJ	1,503	67,121
Fortum OYJ(a)	7,557	93,409
Kesko OYJ, Class B	5,185	96,960
Kone OYJ, Class B	6,784	316,075
Neste OYJ	8,342	226,135
Nokia OYJ	116,454	413,910
Nordea Bank Abp(a)	44,469	495,736
Sampo OYJ, Class A	7,134	304,452
Stora Enso OYJ, Class R(a)	7,833	109,002
UPM-Kymmene OYJ	7,482	249,447

Total Finland		2,372,247

France - 11.2%
Air Liquide SA	10,463	2,179,100
Airbus SE	11,676	2,152,793
Alstom SA(a)	6,142	93,729
Arkema SA	348	36,659
Atos SE*(a)	1,740	3,567
AXA SA	36,400	1,368,647
BNP Paribas SA	20,229	1,438,864
Bouygues SA	1,177	48,088
Bureau Veritas SA	1,566	47,829
Capgemini SE	3,467	798,672
Carrefour SA	5,922	101,533
Cie de Saint-Gobain SA	10,962	851,576
Cie Generale des Etablissements Michelin SCA	10,440	400,495
Credit Agricole SA	12,626	188,396
Danone SA	10,445	675,595
Dassault Systemes SE	13,867	614,630
Edenred SE	3,828	204,480
Eiffage SA	524	59,507
Engie SA	33,581	562,509
EssilorLuxottica SA	5,456	1,235,653
Hermes International SCA	543	1,387,517
Kering SA	1,481	585,970
L’Oreal SA	5,083	2,408,030
Legrand SA	5,568	590,640
LVMH Moet Hennessy Louis Vuitton SE	5,256	4,732,481
Orange SA	20,154	236,992
Pernod Ricard SA	3,957	640,820
Publicis Groupe SA	3,837	418,747
Renault SA	3,257	164,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

Investments	Shares	Value
Safran SA	6,269	$1,422,148
Sanofi SA	20,809	2,044,209
Sartorius Stedim Biotech*	522	149,002
Schneider Electric SE	10,833	2,452,829
Societe Generale SA	10,980	294,207
Sodexo SA	1,392	119,487
Teleperformance SE	907	88,239
Thales SA	1,453	248,018
TotalEnergies SE	48,500	3,324,558
Unibail-Rodamco-Westfield*(a)	918	73,862
Valeo SE	1,546	19,352
Veolia Environnement SA	9,744	317,074
Vinci SA	9,837	1,261,701
Vivendi SE	15,116	164,885
Worldline SA*(b)	3,828	47,461

Total France		36,255,155

Germany - 7.5%
adidas AG	3,719	831,419
Allianz SE, Registered Shares	7,843	2,353,088
BASF SE	18,417	1,052,797
Bayer AG, Registered Shares	17,554	538,985
Bayerische Motoren Werke AG	5,278	609,698
Beiersdorf AG	1,914	278,958
Brenntag SE	2,610	220,092
Continental AG	1,914	138,290
Covestro AG*(b)	4,181	228,844
Daimler Truck Holding AG	1,762	89,363
Delivery Hero SE*(b)	1,884	53,951
Deutsche Bank AG, Registered Shares	37,133	584,791
Deutsche Boerse AG	3,805	779,348
Deutsche Post AG, Registered Shares	19,220	828,539
Deutsche Telekom AG, Registered Shares	62,859	1,527,474
Deutsche Wohnen SE	4,510	92,545
E.ON SE	41,668	579,843
Fresenius Medical Care AG	3,148	121,204
Fresenius SE & Co. KGaA	7,044	190,188
Hannover Rueck SE	697	190,975
Heidelberg Materials AG	2,649	291,671
HelloFresh SE*	2,253	16,040
Infineon Technologies AG	28,043	954,477
Knorr-Bremse AG	1,218	92,212
Mercedes-Benz Group AG	14,804	1,180,098
Merck KGaA	2,449	432,709
MTU Aero Engines AG	1,046	265,701
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,784	1,359,939
Puma SE	1,758	79,781
RWE AG	12,645	429,637
SAP SE	20,612	4,017,212
Scout24 SE(b)	3,259	245,888
Siemens AG, Registered Shares	14,588	2,788,012
Siemens Energy AG*	8,891	163,287
Siemens Healthineers AG(b)	5,547	339,796
Symrise AG	2,398	287,343
Vonovia SE	3,109	92,001
Zalando SE*(b)	2,326	66,545

Total Germany		24,392,741

Hong Kong - 1.2%
AIA Group Ltd.	237,400	1,594,001
CK Asset Holdings Ltd.	69,000	283,883
CLP Holdings Ltd.	23,500	187,214
Hang Seng Bank Ltd.	19,000	207,930
Hong Kong & China Gas Co. Ltd.	198,100	150,098
Hong Kong Exchanges & Clearing Ltd.	20,000	582,129
Link REIT	58,894	253,216
MTR Corp. Ltd.	11,500	37,910
Power Assets Holdings Ltd.	19,000	111,187
Sun Hung Kai Properties Ltd.	18,000	173,527
Techtronic Industries Co. Ltd.	10,000	135,566
WH Group Ltd.(b)	307,000	202,406

Total Hong Kong		3,919,067

Ireland - 0.6%
CRH PLC	14,412	1,243,103
Kerry Group PLC, Class A	2,258	193,725
Kingspan Group PLC	3,320	302,840
Smurfit Kappa Group PLC	3,113	142,113

Total Ireland		1,881,781

Israel - 0.4%
Bank Hapoalim BM	18,585	177,546
Bank Leumi Le-Israel BM	22,262	188,368
Check Point Software Technologies Ltd.*	1,966	322,444
Nice Ltd.*	1,532	397,876
Teva Pharmaceutical Industries Ltd., ADR*	1,031	14,547
Wix.com Ltd.*	1,032	141,879

Total Israel		1,242,660

Italy - 2.1%
Assicurazioni Generali SpA	18,589	470,986
Enel SpA	144,615	955,691
Eni SpA	48,668	769,920
Ferrari NV	2,313	1,009,208
FinecoBank Banca Fineco SpA(a)	15,633	234,429
Intesa Sanpaolo SpA	296,584	1,077,205
Moncler SpA	4,698	351,008
Nexi SpA*(b)	8,902	56,474
Prysmian SpA	5,046	263,710
Snam SpA(a)	9,744	46,051
Telecom Italia SpA*(a)	171,193	41,618
Terna - Rete Elettrica Nazionale(a)	12,887	106,612
UniCredit SpA	37,905	1,439,973

Total Italy		6,822,885

Japan - 21.7%
Aeon Co. Ltd.(a)	17,400	413,314
Ajinomoto Co., Inc.(a)	15,300	572,189
Asahi Group Holdings Ltd.	16,300	601,187
Asahi Kasei Corp.	52,162	383,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

Investments	Shares	Value
Astellas Pharma, Inc.(a)	53,600	$582,058
Bridgestone Corp.	17,400	765,234
Canon, Inc.	32,100	954,654
Central Japan Railway Co.	2,500	61,548
Chugai Pharmaceutical Co. Ltd.	17,400	663,832
Dai-ichi Life Holdings, Inc.	29,400	748,477
Daiichi Sankyo Co. Ltd.	36,800	1,161,542
Daikin Industries Ltd.	4,100	558,063
Daiwa House Industry Co. Ltd.(a)	16,600	496,645
FANUC Corp.	3,000	82,956
Fast Retailing Co. Ltd.	1,500	467,211
Fujitsu Ltd.	15,000	246,787
Hitachi Ltd.	17,400	1,598,645
Honda Motor Co. Ltd.	104,400	1,304,440
Hoya Corp.	2,700	334,322
ITOCHU Corp.	34,300	1,465,419
Japan Exchange Group, Inc.	17,400	472,523
Japan Post Holdings Co. Ltd.	55,800	564,839
Japan Tobacco, Inc.	34,800	932,170
Kao Corp.	15,400	573,691
KDDI Corp.	34,800	1,030,583
Keyence Corp.	3,000	1,378,440
Kirin Holdings Co. Ltd.	34,800	482,410
Komatsu Ltd.	28,700	838,747
Kubota Corp.	34,600	545,022
Kyowa Kirin Co. Ltd.	15,500	275,548
LY Corp.	89,100	225,186
M3, Inc.	16,400	231,569
Marubeni Corp.	48,800	847,700
Minebea Mitsumi, Inc.	17,400	339,274
MISUMI Group, Inc.	15,500	211,487
Mitsubishi Chemical Group Corp.	69,600	421,247
Mitsubishi Corp.	101,400	2,336,264
Mitsubishi Electric Corp.	55,500	921,180
Mitsubishi Estate Co. Ltd.	37,100	682,579
Mitsubishi Heavy Industries Ltd.	76,000	727,384
Mitsubishi UFJ Financial Group, Inc.	275,900	2,838,391
Mitsui Fudosan Co. Ltd.	91,500	996,044
Mizuho Financial Group, Inc.	66,700	1,342,418
Murata Manufacturing Co. Ltd.	50,700	946,029
Nexon Co. Ltd.	16,500	273,646
NIDEC Corp.(a)	300	12,337
Nihon M&A Center Holdings, Inc.(a)	16,300	106,301
Nintendo Co. Ltd.	17,400	942,287
Nippon Paint Holdings Co. Ltd.	32,500	230,525
Nippon Steel Corp.(a)	20,500	496,838
Nippon Telegraph & Telephone Corp.	485,600	576,900
Nissan Motor Co. Ltd.(a)	85,100	342,042
Nomura Holdings, Inc.	132,400	855,226
Nomura Research Institute Ltd.	2,300	64,481
NTT Data Group Corp.	19,700	311,683
Odakyu Electric Railway Co. Ltd.	17,400	238,676
Olympus Corp.	34,400	502,891
Ono Pharmaceutical Co. Ltd.(a)	15,800	256,243
Otsuka Holdings Co. Ltd.	14,200	592,038
Pan Pacific International Holdings Corp.	16,200	432,764
Panasonic Holdings Corp.	55,100	526,262
Rakuten Group, Inc.*	37,000	209,270
Recruit Holdings Co. Ltd.	32,900	1,457,995
Renesas Electronics Corp.	28,400	501,121
Resona Holdings, Inc.	72,300	453,974
Sekisui House Ltd.	25,000	580,627
Seven & i Holdings Co. Ltd.	52,200	760,866
Shimadzu Corp.	14,000	391,291
Shin-Etsu Chemical Co. Ltd.	16,100	700,402
Shiseido Co. Ltd.	100	2,704
SoftBank Corp.(a)	81,000	1,044,177
SoftBank Group Corp.	34,400	2,037,020
Sompo Holdings, Inc.	38,400	809,383
Sony Group Corp.	29,000	2,488,123
Subaru Corp.	17,700	403,248
Sumitomo Chemical Co. Ltd.	104,400	226,466
Sumitomo Corp.	36,500	880,756
Sumitomo Electric Industries Ltd.	29,000	449,817
Sumitomo Mitsui Financial Group, Inc.	32,100	1,889,583
Sumitomo Mitsui Trust Holdings, Inc.	29,200	638,235
Sumitomo Realty & Development Co. Ltd.	16,000	612,851
Suzuki Motor Corp.	51,200	588,134
Takeda Pharmaceutical Co. Ltd.	34,800	962,062
Terumo Corp.	34,800	627,501
Tokio Marine Holdings, Inc.(a)	35,400	1,100,044
Tokyo Electron Ltd.	10,800	2,823,721
Tokyo Gas Co. Ltd.	14,500	336,380
Toray Industries, Inc.	53,200	260,156
Toyota Motor Corp.	233,600	5,852,927
Unicharm Corp.	13,900	443,970
Yamato Holdings Co. Ltd.	16,700	238,122

Total Japan		70,154,572

Luxembourg - 0.1%
ArcelorMittal SA	11,832	325,278
Eurofins Scientific SE(a)	2,420	154,412

Total Luxembourg		479,690

Macau - 0.1%
Sands China Ltd.*	74,000	208,485

Netherlands - 4.2%
Adyen NV*(a)(b)	339	574,076
Aegon Ltd.	24,671	150,542
Akzo Nobel NV	3,306	247,006
Argenx SE*	821	324,614
ASM International NV	1,086	663,733
ASML Holding NV	8,167	7,869,525
Ferrovial SE(a)	9,406	372,613
Heineken NV	4,524	436,508
ING Groep NV, Series N	71,604	1,179,009
Just Eat Takeaway.com NV*(a)(b)	1,918	28,457
Koninklijke Ahold Delhaize NV	18,043	540,164
Koninklijke KPN NV	62,238	232,974
Koninklijke Philips NV	16,884	339,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

Investments	Shares	Value
Pluxee NV*	1,392	$41,192
Randstad NV(a)	1,044	55,158
Wolters Kluwer NV	3,828	600,292

Total Netherlands		13,655,138

New Zealand - 0.1%
Xero Ltd.*	3,573	310,772

Norway - 0.4%
DNB Bank ASA	15,109	299,573
Equinor ASA	20,359	537,472
Mowi ASA	9,570	175,502
Norsk Hydro ASA	27,639	151,334
Telenor ASA	6,960	77,468
Yara International ASA	2,439	77,091

Total Norway		1,318,440

Portugal - 0.1%
EDP - Energias de Portugal SA	56,185	219,054

Singapore - 0.8%
DBS Group Holdings Ltd.	37,200	993,121
Oversea-Chinese Banking Corp. Ltd.	69,600	695,690
Singapore Telecommunications Ltd.	225,200	422,167
United Overseas Bank Ltd.	17,400	377,885

Total Singapore		2,488,863

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA(a)	4,129	172,932
Aena SME SA(b)	1,566	308,574
Amadeus IT Group SA	9,914	636,431
Banco Bilbao Vizcaya Argentaria SA	122,082	1,455,608
Banco Santander SA	234,842	1,146,785
CaixaBank SA(a)	54,756	265,700
Cellnex Telecom SA*(b)	6,079	215,146
Endesa SA	5,281	97,900
Grifols SA*	2,949	26,556
Iberdrola SA	113,771	1,412,421
Industria de Diseno Textil SA	22,245	1,121,228
Repsol SA	28,160	469,574
Telefonica SA	90,582	400,021

Total Spain		7,728,876

Sweden - 2.2%
Alfa Laval AB(a)	6,576	258,794
Alleima AB	1,960	13,224
Assa Abloy AB, Class B	20,390	585,617
Atlas Copco AB, Class A	77,048	1,302,796
Boliden AB	5,393	149,923
Epiroc AB, Class A	21,747	409,005
EQT AB(a)	3,397	107,572
Essity AB, Class B(a)	9,744	231,649
Evolution AB(b)	3,196	397,714
H & M Hennes & Mauritz AB, Class B(a)	16,506	269,496
Hexagon AB, Class B	49,532	586,920
Kinnevik AB, Class B*	6,147	68,957
Nibe Industrier AB, Class B(a)	20,641	101,462
Sandvik AB	25,725	571,875
Skandinaviska Enskilda Banken AB, Class A(a)	12,181	165,127
Skanska AB, Class B(a)	3,306	58,900
SKF AB, Class B(a)	7,497	153,199
Svenska Cellulosa AB SCA, Class B(a)	13,371	205,456
Svenska Handelsbanken AB, Class A(a)	16,332	165,342
Swedbank AB, Class A(a)	9,047	179,627
Telefonaktiebolaget LM Ericsson, Class B(a)	56,126	302,555
Telia Co. AB(a)	12,876	33,031
Volvo AB, Class B(a)	30,075	815,962

Total Sweden		7,134,203

Switzerland - 8.9%
ABB Ltd., Registered Shares	40,113	1,865,586
Accelleron Industries AG	2,234	83,784
Adecco Group AG, Registered Shares	2,259	89,437
Alcon, Inc.	10,357	859,423
Cie Financiere Richemont SA, Class A, Registered Shares	10,132	1,546,741
DSM-Firmenich AG	3,190	363,124
Geberit AG, Registered Shares	975	576,968
Givaudan SA, Registered Shares	174	775,823
Holcim AG, Registered Shares	6,960	631,013
Julius Baer Group Ltd.	2,436	140,854
Kuehne & Nagel International AG, Registered Shares	1,158	322,702
Logitech International SA, Registered Shares	3,680	329,962
Lonza Group AG, Registered Shares	1,269	761,090
Nestle SA, Registered Shares	51,485	5,473,175
Novartis AG, Registered Shares	39,759	3,856,716
Partners Group Holding AG	400	572,000
Roche Holding AG	12,834	3,272,976
Sandoz Group AG*	8,264	249,654
Schindler Holding AG, Participation Certificate	1,443	363,834
Sika AG, Registered Shares	2,894	863,027
Sonova Holding AG, Registered Shares	1,387	402,071
STMicroelectronics NV	16,760	722,584
Straumann Holding AG, Registered Shares	1,740	278,184
Swatch Group AG, Bearer Shares	870	202,263
Swiss Life Holding AG, Registered Shares	348	244,261
Swiss Re AG	4,524	582,389
Swisscom AG, Registered Shares	217	132,845
Temenos AG, Registered Shares	1,518	108,672
UBS Group AG, Registered Shares	56,517	1,740,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

Investments	Shares	Value
Zurich Insurance Group AG	2,784	$1,503,119

Total Switzerland		28,914,903

United Kingdom - 12.9%
abrdn PLC(a)	31,313	55,814
Admiral Group PLC	2,951	105,759
Anglo American PLC	22,441	553,308
Antofagasta PLC	7,309	188,263
Ashtead Group PLC	9,164	652,910
Associated British Foods PLC	5,067	159,894
AstraZeneca PLC	23,814	3,212,266
Aviva PLC	44,650	280,103
BAE Systems PLC	51,684	881,086
Barclays PLC	319,218	738,758
Barratt Developments PLC	21,552	129,485
BP PLC	380,197	2,380,767
British American Tobacco PLC	42,672	1,296,964
BT Group PLC	155,213	214,994
Bunzl PLC	6,612	254,587
Burberry Group PLC	7,308	111,982
CK Hutchison Holdings Ltd.	73,500	354,989
Coca-Cola Europacific Partners PLC	2,784	194,741
Compass Group PLC	36,746	1,078,322
Croda International PLC	3,145	194,753
DCC PLC	897	65,269
Diageo PLC	41,949	1,550,283
Dowlais Group PLC	26,466	26,078
Entain PLC	12,306	123,960
Experian PLC	19,281	841,281
Ferguson PLC	4,312	943,716
Flutter Entertainment PLC*	3,141	626,526
Glencore PLC	181,989	1,000,744
Haleon PLC	93,504	393,454
Halma PLC	9,694	289,984
HSBC Holdings PLC	368,829	2,884,065
Imperial Brands PLC	12,785	285,867
Informa PLC	33,381	350,505
InterContinental Hotels Group PLC	3,480	362,327
Intertek Group PLC	3,306	208,189
James Hardie Industries PLC, CDI*	8,920	358,534
Johnson Matthey PLC	3,654	82,579
Kingfisher PLC	32,376	102,002
Legal & General Group PLC	122,489	393,644
Lloyds Banking Group PLC	1,279,278	836,466
London Stock Exchange Group PLC	5,830	698,914
Melrose Industries PLC	26,466	225,005
National Grid PLC	61,112	822,949
NatWest Group PLC	81,560	273,546
Next PLC	2,262	263,802
Ocado Group PLC*	6,242	35,886
Pearson PLC	14,241	187,455
Persimmon PLC	3,613	60,064
Prudential PLC	49,068	460,550
Reckitt Benckiser Group PLC	13,261	755,848
RELX PLC	35,358	1,529,364
Rentokil Initial PLC	33,555	199,946
Rolls-Royce Holdings PLC*	160,603	865,696
Sage Group PLC	25,449	406,839
Segro PLC	10,114	115,474
Shell PLC	142,357	4,720,602
Smith & Nephew PLC	19,797	247,985
Smiths Group PLC	7,130	147,849
Spirax-Sarco Engineering PLC	1,566	198,814
SSE PLC	18,744	390,693
St. James’s Place PLC	8,128	47,693
Standard Chartered PLC	49,552	420,273
Taylor Wimpey PLC	67,083	116,140
Tesco PLC	135,756	508,650
Unilever PLC	48,965	2,459,047
United Utilities Group PLC	11,946	155,284
Vodafone Group PLC	430,189	382,905
Whitbread PLC	4,350	182,109
WPP PLC	24,334	231,656

Total United Kingdom		41,876,256

United States - 0.8%
GSK PLC	70,872	1,529,693
Qiagen NV*	3,204	137,150
Stellantis NV	33,057	940,558

Total United States		2,607,401

TOTAL COMMON STOCKS (Cost: $245,645,425)		288,994,826

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA	5,394	434,001
Porsche Automobil Holding SE	2,610	138,460
Sartorius AG	771	306,926
Volkswagen AG	3,627	481,184

TOTAL PREFERRED STOCKS (Cost: $1,424,266)		1,360,571

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(c) (Cost: $6,967,846)	6,967,846	6,967,846

TOTAL INVESTMENTS IN SECURITIES - 91.9% (Cost: $254,037,537)		297,323,243
Other Assets less Liabilities - 8.1%		26,286,535

NET ASSETS - 100.0%		$323,609,778

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,998,640 and the total market value of the collateral held by the Fund was $10,537,609. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,569,763.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

March 31, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	185	6/28/24	$37,829,610	$(29,647)
5 Year U.S. Treasury Note	353	6/28/24	37,776,516	37,828
10 Year U.S. Treasury Note	340	6/18/24	37,670,937	202,858
U.S. Treasury Long Bond	313	6/18/24	37,696,937	708,658
Ultra 10 Year U.S. Treasury Note	328	6/18/24	37,591,875	159,722

			$188,565,875	$1,079,419

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$288,994,826	$—	$—	$288,994,826
Preferred Stocks	1,360,571	—	—	1,360,571
Investment of Cash Collateral for Securities Loaned	—	6,967,846	—	6,967,846

Total Investments in Securities	$290,355,397	$6,967,846	$—	$297,323,243

Financial Derivative Instruments
Futures Contracts[1]	$1,109,066	$—	$—	$1,109,066
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(29,647)	$—	$—	$(29,647)

Total - Net	$291,434,816	$6,967,846	$—	$298,402,662

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 90.2%

Brazil - 0.2%

Banks - 0.1%
NU Holdings Ltd., Class A*	57,654	$687,812

Broadline Retail - 0.1%
MercadoLibre, Inc.*	778	1,176,305

Total Brazil		1,864,117

China - 0.1%

Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings, Inc.	7,523	296,250

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	4,357	1,079,534

Total China		1,375,784

Ireland - 0.0%

Trading Companies & Distributors - 0.0%
AerCap Holdings NV*	4,149	360,590

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	1,599	262,252

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex NV, Class A*†	6,719	0

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	22,029	391,896

United Kingdom - 0.0%

Beverages - 0.0%
Coca-Cola Europacific Partners PLC	4,409	308,409

United States - 89.8%

Aerospace & Defense - 1.4%
Axon Enterprise, Inc.*	1,510	472,449
Boeing Co.*	13,084	2,525,081
General Dynamics Corp.	5,082	1,435,614
Howmet Aerospace, Inc.	8,319	569,269
L3Harris Technologies, Inc.	3,184	678,510
Lockheed Martin Corp.	5,294	2,408,082
Northrop Grumman Corp.	2,874	1,375,669
RTX Corp.	29,675	2,894,203
Textron, Inc.	3,955	379,403
TransDigm Group, Inc.	970	1,194,652

Total Aerospace & Defense		13,932,932

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	2,712	329,698
FedEx Corp.	4,685	1,357,432
United Parcel Service, Inc., Class B	15,548	2,310,899

Total Air Freight & Logistics		3,998,029

Automobile Components - 0.1%
Aptiv PLC*	5,869	467,466

Automobiles - 1.2%
Ford Motor Co.	76,906	1,021,312
General Motors Co.	29,093	1,319,367
Rivian Automotive, Inc., Class A*(a)	13,430	147,058
Tesla, Inc.*	58,287	10,246,272

Total Automobiles		12,734,009

Banks - 3.0%
Bank of America Corp.	145,541	5,518,915
Citigroup, Inc.	39,451	2,494,881
Citizens Financial Group, Inc.	12,359	448,508
Fifth Third Bancorp	10,566	393,161
First Citizens BancShares, Inc., Class A	281	459,435
Huntington Bancshares, Inc.	21,651	302,031
JPMorgan Chase & Co.	61,518	12,322,055
M&T Bank Corp.	3,452	502,059
PNC Financial Services Group, Inc.	8,867	1,432,907
Regions Financial Corp.	22,914	482,111
Truist Financial Corp.	25,855	1,007,828
U.S. Bancorp	31,025	1,386,817
Wells Fargo & Co.	78,086	4,525,865

Total Banks		31,276,573

Beverages - 1.3%
Brown-Forman Corp., Class B	7,716	398,300
Coca-Cola Co.	83,048	5,080,877
Constellation Brands, Inc., Class A	4,049	1,100,356
Keurig Dr. Pepper, Inc.	18,969	581,779
Molson Coors Beverage Co., Class B	3,660	246,135
Monster Beverage Corp.*	16,033	950,436
PepsiCo, Inc.	27,729	4,852,853

Total Beverages		13,210,736

Biotechnology - 1.7%
AbbVie, Inc.	35,556	6,474,748
Alnylam Pharmaceuticals, Inc.*	1,965	293,669
Amgen, Inc.	10,712	3,045,636
Biogen, Inc.*	2,544	548,563
BioMarin Pharmaceutical, Inc.*	3,927	342,984
Exact Sciences Corp.*	4,114	284,113
Gilead Sciences, Inc.	23,227	1,701,378
Incyte Corp.*	3,921	223,379
Moderna, Inc.*	5,888	627,425
Regeneron Pharmaceuticals, Inc.*	1,813	1,744,995
Sarepta Therapeutics, Inc.*	1,879	243,255
Vertex Pharmaceuticals, Inc.*	4,530	1,893,585

Total Biotechnology		17,423,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Broadline Retail - 3.5%
Amazon.com, Inc.*	196,571	$35,457,477
eBay, Inc.	9,413	496,818

Total Broadline Retail		35,954,295

Building Products - 0.5%
Builders FirstSource, Inc.*	2,311	481,959
Carlisle Cos., Inc.	1,015	397,728
Carrier Global Corp.	13,320	774,291
Johnson Controls International PLC	13,452	878,685
Lennox International, Inc.	576	281,526
Masco Corp.	4,735	373,497
Owens Corning	1,432	238,858
Trane Technologies PLC	4,373	1,312,774

Total Building Products		4,739,318

Capital Markets - 2.8%
Ameriprise Financial, Inc.	2,095	918,532
Ares Management Corp., Class A	2,979	396,147
Bank of New York Mellon Corp.	14,418	830,765
BlackRock, Inc.	2,923	2,436,905
Blackstone, Inc.	15,463	2,031,374
Charles Schwab Corp.	30,746	2,224,166
CME Group, Inc.	7,629	1,642,447
Coinbase Global, Inc., Class A*	3,716	985,186
FactSet Research Systems, Inc.	857	389,412
Goldman Sachs Group, Inc.	6,947	2,901,692
Intercontinental Exchange, Inc.	12,008	1,650,260
KKR & Co., Inc.	15,225	1,531,331
LPL Financial Holdings, Inc.	1,757	464,199
Moody’s Corp.	3,541	1,391,719
Morgan Stanley	27,059	2,547,876
MSCI, Inc.	1,697	951,084
Nasdaq, Inc.	6,754	426,177
Northern Trust Corp.	3,320	295,214
Raymond James Financial, Inc.	4,373	561,581
S&P Global, Inc.	6,831	2,906,249
State Street Corp.	6,116	472,889
T Rowe Price Group, Inc.	4,516	550,591

Total Capital Markets		28,505,796

Chemicals - 1.3%
Air Products & Chemicals, Inc.	4,429	1,073,014
Albemarle Corp.(a)	2,676	352,536
Celanese Corp.	2,117	363,828
CF Industries Holdings, Inc.	3,023	251,544
Corteva, Inc.	13,593	783,908
Dow, Inc.	14,633	847,690
DuPont de Nemours, Inc.	10,227	784,104
Ecolab, Inc.	5,197	1,199,987
International Flavors & Fragrances, Inc.	3,740	321,603
Linde PLC	10,355	4,808,033
LyondellBasell Industries NV, Class A	5,821	595,372
PPG Industries, Inc.	5,023	727,833
Sherwin-Williams Co.	4,874	1,692,886

Total Chemicals		13,802,338

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,978	1,358,945
Copart, Inc.*	18,353	1,063,006
Republic Services, Inc.	4,407	843,676
Rollins, Inc.	7,197	333,005
Waste Connections, Inc.	5,158	887,228
Waste Management, Inc.	7,121	1,517,841

Total Commercial Services & Supplies		6,003,701

Communications Equipment - 0.7%
Arista Networks, Inc.*	5,628	1,632,008
Cisco Systems, Inc.	81,820	4,083,636
Motorola Solutions, Inc.	3,101	1,100,793

Total Communications Equipment		6,816,437

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,834	736,273

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,330	816,540
Vulcan Materials Co.	2,764	754,351

Total Construction Materials		1,570,891

Consumer Finance - 0.5%
American Express Co.	12,531	2,853,184
Capital One Financial Corp.	7,406	1,102,679
Discover Financial Services	5,270	690,844

Total Consumer Finance		4,646,707

Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos., Inc., Class A	9,623	206,317
Costco Wholesale Corp.	9,370	6,864,743
Dollar General Corp.	3,915	610,975
Dollar Tree, Inc.*	4,588	610,892
Kroger Co.	13,020	743,833
Sysco Corp.	11,996	973,835
Target Corp.	8,764	1,553,069
Walgreens Boots Alliance, Inc.	10,751	233,189
Walmart, Inc.	91,954	5,532,872

Total Consumer Staples Distribution & Retail		17,329,725

Containers & Packaging - 0.2%
Amcor PLC	20,761	197,437
Avery Dennison Corp.	1,775	396,269
Ball Corp.	4,942	332,893
International Paper Co.	7,206	281,178
Packaging Corp. of America	1,919	364,188

Total Containers & Packaging		1,571,965

Distributors - 0.1%
Genuine Parts Co.	2,890	447,748
LKQ Corp.	6,911	369,117
Pool Corp.	659	265,906

Total Distributors		1,082,771

Diversified REITs - 0.0%
WP Carey, Inc.	5,772	325,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	148,991	$2,622,242
Verizon Communications, Inc.	83,489	3,503,198

Total Diversified Telecommunication Services		6,125,440

Electric Utilities - 1.2%
Alliant Energy Corp.	6,652	335,261
American Electric Power Co., Inc.	9,350	805,035
Constellation Energy Corp.	5,431	1,003,920
Duke Energy Corp.	16,413	1,587,301
Edison International	8,347	590,383
Entergy Corp.	5,109	539,919
Evergy, Inc.	3,092	165,051
Eversource Energy	8,306	496,450
Exelon Corp.	21,253	798,475
FirstEnergy Corp.	8,793	339,586
NextEra Energy, Inc.	43,125	2,756,119
PG&E Corp.	51,299	859,771
PPL Corp.	11,416	314,283
Southern Co.	23,051	1,653,679
Xcel Energy, Inc.	9,907	532,501

Total Electric Utilities		12,777,734

Electrical Equipment - 0.6%
AMETEK, Inc.	5,141	940,289
Eaton Corp. PLC	8,364	2,615,255
Emerson Electric Co.	12,433	1,410,151
Hubbell, Inc.	879	364,829
Rockwell Automation, Inc.	2,127	619,659
Vertiv Holdings Co.	7,291	595,456

Total Electrical Equipment		6,545,639

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	11,479	1,324,103
CDW Corp.	2,739	700,581
Corning, Inc.	20,837	686,787
Jabil, Inc.	1,904	255,041
Keysight Technologies, Inc.*	3,747	585,956
TE Connectivity Ltd.	5,839	848,056
Teledyne Technologies, Inc.*	750	321,990
Trimble, Inc.*	3,530	227,191
Zebra Technologies Corp., Class A*	875	263,760

Total Electronic Equipment, Instruments & Components		5,213,465

Energy Equipment & Services - 0.3%
Baker Hughes Co.	15,327	513,454
Halliburton Co.	15,254	601,313
Schlumberger NV	31,278	1,714,347

Total Energy Equipment & Services		2,829,114

Entertainment - 1.3%
Electronic Arts, Inc.	4,765	632,173
Liberty Media Corp.-Liberty Formula One, Class C*	3,172	208,083
Live Nation Entertainment, Inc.*	3,281	347,031
Netflix, Inc.*	8,896	5,402,808
ROBLOX Corp., Class A*	10,248	391,269
Spotify Technology SA*	2,563	676,376
Take-Two Interactive Software, Inc.*	3,180	472,198
Walt Disney Co.	38,498	4,710,615
Warner Bros Discovery, Inc.*	49,667	433,593

Total Entertainment		13,274,146

Financial Services - 3.9%
Apollo Global Management, Inc.	9,562	1,075,247
Berkshire Hathaway, Inc., Class A*	7	4,441,080
Berkshire Hathaway, Inc., Class B*	25,564	10,750,173
Block, Inc.*	11,789	997,114
Corpay, Inc.*	1,415	436,584
Fidelity National Information Services, Inc.	10,691	793,058
Fiserv, Inc.*	11,952	1,910,169
Global Payments, Inc.	5,537	740,075
Mastercard, Inc., Class A	17,694	8,520,900
PayPal Holdings, Inc.*	19,650	1,316,353
Visa, Inc., Class A	34,110	9,519,419

Total Financial Services		40,500,172

Food Products - 0.7%
Archer-Daniels-Midland Co.	9,902	621,945
Bunge Global SA	2,738	280,700
Conagra Brands, Inc.	12,452	369,077
General Mills, Inc.	11,262	788,002
Hershey Co.	3,050	593,225
Hormel Foods Corp.	4,696	163,843
JM Smucker Co.	1,861	234,244
Kellanova	5,816	333,199
Kraft Heinz Co.	16,191	597,448
Lamb Weston Holdings, Inc.	2,811	299,456
McCormick & Co., Inc., Non-Voting Shares	3,996	306,933
Mondelez International, Inc., Class A	28,569	1,999,830
Tyson Foods, Inc., Class A	4,877	286,426

Total Food Products		6,874,328

Gas Utilities - 0.0%
Atmos Energy Corp.	2,135	253,787

Ground Transportation - 1.0%
CSX Corp.	42,368	1,570,582
JB Hunt Transport Services, Inc.	1,596	318,003
Norfolk Southern Corp.	4,836	1,232,551
Old Dominion Freight Line, Inc.	3,636	797,411
Uber Technologies, Inc.*	40,741	3,136,650
Union Pacific Corp.	12,890	3,170,038

Total Ground Transportation		10,225,235

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	34,697	3,943,661
Align Technology, Inc.*	1,362	446,627
Baxter International, Inc.	7,318	312,771
Becton Dickinson & Co.	6,299	1,558,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Boston Scientific Corp.*	29,211	$2,000,661
Cooper Cos., Inc.	4,205	426,639
Dexcom, Inc.*	7,410	1,027,767
Edwards Lifesciences Corp.*	11,436	1,092,824
GE HealthCare Technologies, Inc.	7,285	662,279
Hologic, Inc.*	5,217	406,717
IDEXX Laboratories, Inc.*	1,533	827,713
Intuitive Surgical, Inc.*	7,216	2,879,834
Medtronic PLC	25,883	2,255,704
ResMed, Inc.	2,694	533,493
STERIS PLC	2,000	449,640
Stryker Corp.	7,891	2,823,952
Zimmer Biomet Holdings, Inc.	4,511	595,362

Total Health Care Equipment & Supplies		22,244,332

Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	5,069	567,221
Cencora, Inc.	3,301	802,110
Centene Corp.*	9,776	767,220
Cigna Group	6,217	2,257,952
CVS Health Corp.	27,198	2,169,313
Elevance Health, Inc.	5,047	2,617,071
HCA Healthcare, Inc.	4,480	1,494,214
Humana, Inc.	2,312	801,617
Laboratory Corp. of America Holdings	1,584	346,041
McKesson Corp.	2,483	1,332,999
Molina Healthcare, Inc.*	925	380,018
Quest Diagnostics, Inc.	1,953	259,964
UnitedHealth Group, Inc.	19,586	9,689,194

Total Health Care Providers & Services		23,484,934

Health Care REITs - 0.1%
Ventas, Inc.	9,156	398,652
Welltower, Inc.	10,697	999,528

Total Health Care REITs		1,398,180

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,820	653,366

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	15,540	321,367

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	8,764	1,445,710
Booking Holdings, Inc.	715	2,593,934
Carnival Corp.*	22,450	366,833
Chipotle Mexican Grill, Inc.*	552	1,604,537
Darden Restaurants, Inc.	2,329	389,292
Domino’s Pizza, Inc.	594	295,147
DoorDash, Inc., Class A*	6,354	875,073
DraftKings, Inc., Class A*	9,963	452,420
Expedia Group, Inc.*	2,151	296,300
Hilton Worldwide Holdings, Inc.	5,681	1,211,814
Las Vegas Sands Corp.	7,310	377,927
Marriott International, Inc., Class A	5,817	1,467,687
McDonald’s Corp.	15,350	4,327,933
Royal Caribbean Cruises Ltd.*	3,739	519,758
Starbucks Corp.	23,995	2,192,903
Yum! Brands, Inc.	5,622	779,490

Total Hotels, Restaurants & Leisure		19,196,758

Household Durables - 0.3%
DR Horton, Inc.	5,816	957,023
Garmin Ltd.	2,360	351,333
Lennar Corp., Class A	5,176	890,168
NVR, Inc.*	59	477,898
PulteGroup, Inc.	3,801	458,477

Total Household Durables		3,134,899

Household Products - 1.1%
Church & Dwight Co., Inc.	4,337	452,393
Clorox Co.	2,345	359,043
Colgate-Palmolive Co.	17,260	1,554,263
Kimberly-Clark Corp.	6,323	817,880
Procter & Gamble Co.	50,037	8,118,503

Total Household Products		11,302,082

Independent Power & Renewable Electricity Producers - 0.0%
Vistra Corp.	6,317	439,979

Industrial Conglomerates - 0.7%
3M Co.	10,898	1,155,951
General Electric Co.	19,602	3,440,739
Honeywell International, Inc.	14,082	2,890,330

Total Industrial Conglomerates		7,487,020

Industrial REITs - 0.2%
Prologis, Inc.	17,941	2,336,277

Insurance - 1.9%
Aflac, Inc.	11,850	1,017,441
Allstate Corp.	5,626	973,354
American International Group, Inc.	14,715	1,150,272
Aon PLC, Class A	4,282	1,428,989
Arch Capital Group Ltd.*	6,307	583,019
Arthur J Gallagher & Co.	4,075	1,018,913
Brown & Brown, Inc.	4,423	387,189
Chubb Ltd.	8,305	2,152,075
Cincinnati Financial Corp.	3,169	393,495
Everest Group Ltd.	775	308,063
Hartford Financial Services Group, Inc.	5,843	602,121
Loews Corp.	4,170	326,469
Markel Group, Inc.*	304	462,530
Marsh & McLennan Cos., Inc.	9,697	1,997,388
MetLife, Inc.	14,047	1,041,023
Principal Financial Group, Inc.	5,193	448,208
Progressive Corp.	12,042	2,490,526
Prudential Financial, Inc.	6,911	811,351
Travelers Cos., Inc.	4,248	977,635
Willis Towers Watson PLC	1,988	546,700
WR Berkley Corp.	3,668	324,398

Total Insurance		19,441,159

Interactive Media & Services - 5.6%
Alphabet, Inc., Class A*	125,549	18,949,111
Alphabet, Inc., Class C*	106,340	16,191,328
Match Group, Inc.*	6,388	231,757
Meta Platforms, Inc., Class A	44,610	21,661,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Pinterest, Inc., Class A*	10,444	$362,093

Total Interactive Media & Services		57,396,013

IT Services - 1.3%
Accenture PLC, Class A	14,089	4,883,388
Akamai Technologies, Inc.*	3,073	334,219
Cloudflare, Inc., Class A*	5,190	502,548
Cognizant Technology Solutions Corp., Class A	10,481	768,152
EPAM Systems, Inc.*	775	214,024
Gartner, Inc.*	1,618	771,252
International Business Machines Corp.	18,201	3,475,663
MongoDB, Inc.*	1,304	467,667
Okta, Inc.*	3,252	340,224
Snowflake, Inc., Class A*	6,648	1,074,317
VeriSign, Inc.*	1,650	312,692

Total IT Services		13,144,146

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	6,334	921,660
Avantor, Inc.*	12,725	325,378
Danaher Corp.	14,699	3,670,634
Illumina, Inc.*	2,098	288,097
IQVIA Holdings, Inc.*	3,531	892,955
Mettler-Toledo International, Inc.*	489	651,001
Revvity, Inc.	2,237	234,885
Thermo Fisher Scientific, Inc.	8,216	4,775,221
Waters Corp.*	1,028	353,869
West Pharmaceutical Services, Inc.	1,436	568,240

Total Life Sciences Tools & Services		12,681,940

Machinery - 1.6%
Caterpillar, Inc.	10,164	3,724,394
Cummins, Inc.	3,048	898,093
Deere & Co.	5,722	2,350,254
Dover Corp.	2,250	398,677
Fortive Corp.	7,246	623,301
Graco, Inc.	3,521	329,073
IDEX Corp.	1,734	423,131
Illinois Tool Works, Inc.	5,308	1,424,296
Ingersoll Rand, Inc.	7,140	677,943
Nordson Corp.	1,320	362,393
Otis Worldwide Corp.	8,288	822,750
PACCAR, Inc.	10,905	1,351,020
Parker-Hannifin Corp.	2,787	1,548,987
Snap-on, Inc.	1,136	336,506
Stanley Black & Decker, Inc.	2,318	227,002
Westinghouse Air Brake Technologies Corp.	3,896	567,569
Xylem, Inc.	5,193	671,143

Total Machinery		16,736,532

Media - 0.5%
Charter Communications, Inc., Class A*	2,099	610,032
Comcast Corp., Class A	87,366	3,787,316
Omnicom Group, Inc.	4,408	426,518
Trade Desk, Inc., Class A*	8,899	777,951

Total Media		5,601,817

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	29,976	1,409,471
Newmont Corp.	20,744	743,465
Nucor Corp.	4,525	895,497
Reliance, Inc.	1,081	361,249
Steel Dynamics, Inc.	3,412	505,761

Total Metals & Mining		3,915,443

Multi-Utilities - 0.5%
Ameren Corp.	3,706	274,096
CenterPoint Energy, Inc.	14,123	402,364
CMS Energy Corp.	4,209	253,971
Consolidated Edison, Inc.	7,360	668,362
Dominion Energy, Inc.	16,810	826,884
DTE Energy Co.	4,534	508,443
Public Service Enterprise Group, Inc.	8,545	570,635
Sempra	10,773	773,824
WEC Energy Group, Inc.	7,259	596,109

Total Multi-Utilities		4,874,688

Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	2,380	306,806

Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	5,754	197,822
Cheniere Energy, Inc.	4,749	765,919
Chevron Corp.	38,122	6,013,364
ConocoPhillips	24,588	3,129,561
Coterra Energy, Inc.	14,711	410,143
Devon Energy Corp.	13,437	674,269
Diamondback Energy, Inc.	3,960	784,753
EOG Resources, Inc.	11,370	1,453,541
EQT Corp.	8,026	297,524
Exxon Mobil Corp.	84,624	9,836,694
Hess Corp.	4,781	729,772
Kinder Morgan, Inc.	37,452	686,870
Marathon Oil Corp.	12,477	353,598
Marathon Petroleum Corp.	7,976	1,607,164
Occidental Petroleum Corp.	13,948	906,480
ONEOK, Inc.	11,865	951,217
Phillips 66	8,755	1,430,042
Pioneer Natural Resources Co.	4,815	1,263,937
Targa Resources Corp.	4,720	528,593
Texas Pacific Land Corp.	441	255,123
Valero Energy Corp.	7,212	1,231,016
Williams Cos., Inc.	23,781	926,745

Total Oil, Gas & Consumable Fuels		34,434,147

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	14,480	693,158
Southwest Airlines Co.	8,934	260,783
United Airlines Holdings, Inc.*	7,190	344,257

Total Passenger Airlines		1,298,198

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,434	683,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	42,183	$2,287,584
Eli Lilly & Co.	16,765	13,042,500
Johnson & Johnson	48,823	7,723,310
Merck & Co., Inc.	50,899	6,716,123
Pfizer, Inc.	112,688	3,127,092
Royalty Pharma PLC, Class A	10,382	315,301
Viatris, Inc.	26,223	313,103
Zoetis, Inc.	9,592	1,623,062

Total Pharmaceuticals		35,148,075

Professional Services - 0.6%
Automatic Data Processing, Inc.	8,347	2,084,580
Booz Allen Hamilton Holding Corp.	2,275	337,701
Broadridge Financial Solutions, Inc.	2,374	486,338
Equifax, Inc.	2,404	643,118
Jacobs Solutions, Inc.	2,395	368,183
Leidos Holdings, Inc.	2,811	368,494
Paychex, Inc.	6,847	840,812
Paycom Software, Inc.	965	192,045
SS&C Technologies Holdings, Inc.	3,897	250,850
TransUnion	4,119	328,696
Verisk Analytics, Inc.	2,895	682,438

Total Professional Services		6,583,255

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,678	552,129
CoStar Group, Inc.*	8,805	850,563

Total Real Estate Management & Development		1,402,692

Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,981	553,154
Equity Residential	7,792	491,753
Essex Property Trust, Inc.	917	224,491
Invitation Homes, Inc.	13,455	479,133
Mid-America Apartment Communities, Inc.	1,738	228,686
Sun Communities, Inc.	2,930	376,739

Total Residential REITs		2,353,956

Retail REITs - 0.2%
Realty Income Corp.	12,725	688,423
Simon Property Group, Inc.	5,949	930,959

Total Retail REITs		1,619,382

Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc.*	34,177	6,168,607
Analog Devices, Inc.	10,154	2,008,360
Applied Materials, Inc.	16,850	3,474,975
Broadcom, Inc.	8,856	11,737,831
Enphase Energy, Inc.*	2,456	297,127
Entegris, Inc.	2,975	418,106
First Solar, Inc.*	1,967	332,030
Intel Corp.	83,564	3,691,022
KLA Corp.	2,781	1,942,723
Lam Research Corp.	2,774	2,695,135
Marvell Technology, Inc.	16,375	1,160,660
Microchip Technology, Inc.	10,928	980,351
Micron Technology, Inc.	22,331	2,632,602
Monolithic Power Systems, Inc.	961	651,001
NVIDIA Corp.	49,608	44,823,804
ON Semiconductor Corp.*	7,641	561,996
QUALCOMM, Inc.	22,074	3,737,128
Skyworks Solutions, Inc.	2,426	262,784
Teradyne, Inc.	3,190	359,928
Texas Instruments, Inc.	18,378	3,201,631

Total Semiconductors & Semiconductor Equipment		91,137,801

Software - 10.2%
Adobe, Inc.*	9,137	4,610,530
ANSYS, Inc.*	1,634	567,259
Atlassian Corp., Class A*	2,741	534,796
Autodesk, Inc.*	4,293	1,117,983
Bentley Systems, Inc., Class B	5,083	265,434
Cadence Design Systems, Inc.*	5,407	1,683,091
Crowdstrike Holdings, Inc., Class A*	4,695	1,505,170
Datadog, Inc., Class A*	5,973	738,263
Fair Isaac Corp.*	490	612,309
Fortinet, Inc.*	14,084	962,078
HubSpot, Inc.*	1,009	632,199
Intuit, Inc.	6,013	3,908,450
Microsoft Corp.	156,866	65,996,663
Oracle Corp.	33,659	4,227,907
Palantir Technologies, Inc., Class A*	40,191	924,795
Palo Alto Networks, Inc.*	6,410	1,821,273
PTC, Inc.*	2,474	467,438
Roper Technologies, Inc.	2,018	1,131,775
Salesforce, Inc.	20,654	6,220,572
ServiceNow, Inc.*	4,409	3,361,422
Synopsys, Inc.*	3,242	1,852,803
Tyler Technologies, Inc.*	773	328,533
Workday, Inc., Class A*	4,052	1,105,183
Zoom Video Communications, Inc., Class A*	6,172	403,464
Zscaler, Inc.*	2,095	403,560

Total Software		105,382,950

Specialized REITs - 0.9%
American Tower Corp.	9,532	1,883,428
Crown Castle, Inc.	8,476	897,015
Digital Realty Trust, Inc.	5,671	816,851
Equinix, Inc.	1,856	1,531,812
Extra Space Storage, Inc.	4,308	633,276
Gaming & Leisure Properties, Inc.	6,738	310,420
Iron Mountain, Inc.	5,846	468,908
Public Storage	3,361	974,891
SBA Communications Corp.	1,851	401,112
VICI Properties, Inc.	21,750	647,932
Weyerhaeuser Co.	14,868	533,910

Total Specialized REITs		9,099,555

Specialty Retail - 1.8%
AutoZone, Inc.*	334	1,052,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

Investments	Shares	Value
Best Buy Co., Inc.	3,036	$249,043
CarMax, Inc.*	3,393	295,564
Home Depot, Inc.	21,204	8,133,854
Lowe’s Cos., Inc.	12,349	3,145,661
O’Reilly Automotive, Inc.*	1,235	1,394,167
Ross Stores, Inc.	6,775	994,299
TJX Cos., Inc.	24,432	2,477,894
Tractor Supply Co.	2,408	630,222
Ulta Beauty, Inc.*	1,033	540,135

Total Specialty Retail		18,913,490

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	310,937	53,319,477
Dell Technologies, Inc., Class C	5,278	602,272
Hewlett Packard Enterprise Co.	28,222	500,376
HP, Inc.	18,771	567,260
NetApp, Inc.	3,547	372,329
Western Digital Corp.*	6,122	417,765

Total Technology Hardware, Storage & Peripherals		55,779,479

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	2,297	897,323
NIKE, Inc., Class B	24,111	2,265,952

Total Textiles, Apparel & Luxury Goods		3,163,275

Tobacco - 0.4%
Altria Group, Inc.	35,299	1,539,743
Philip Morris International, Inc.	28,723	2,631,601

Total Tobacco		4,171,344

Trading Companies & Distributors - 0.3%
Fastenal Co.	11,708	903,155
United Rentals, Inc.	1,513	1,091,039
WW Grainger, Inc.	872	887,086

Total Trading Companies & Distributors		2,881,280

Water Utilities - 0.0%
American Water Works Co., Inc.	3,345	408,792

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	12,584	2,053,961

Total United States		923,361,395

TOTAL INVESTMENTS IN SECURITIES - 90.2% (Cost: $719,419,040)		927,924,443
Other Assets less Liabilities - 9.8%		100,712,216

NET ASSETS - 100.0%		$1,028,636,659

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $448,133 and the total market value of the collateral held by the Fund was $456,849, which was entirely composed of non-cash U.S. Government securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	582	6/28/24	$119,009,907	$(92,562)
5 Year U.S. Treasury Note	1,116	6/28/24	119,429,438	113,331
10 Year U.S. Treasury Note	1,082	6/18/24	119,882,219	656,140
U.S. Treasury Long Bond	1,007	6/18/24	121,280,562	2,354,766
Ultra 10 Year U.S. Treasury Note	1,044	6/18/24	119,652,187	502,878

			$599,254,313	$3,534,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)			Total

Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$57,396,013		$—		$0	*	$57,396,013
Other	870,528,430		—		—		870,528,430

Total Investments in Securities	$927,924,443		$—		$0		$927,924,443

Financial Derivative Instruments
Futures Contracts[1]	$3,627,115	$		$			$3,627,115
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(92,562)		$—		$—		$(92,562)

Total - Net	$931,458,996		$—		$0		$931,458,996

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.1%

Software - 1.1%
Kinaxis, Inc.*	22,896	$2,605,567

China - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	16,207	4,015,608

Israel - 1.1%

Automobile Components - 1.1%
Mobileye Global, Inc., Class A*(a)	81,594	2,623,247

Japan - 1.9%

Machinery - 0.8%
FANUC Corp.	75,615	2,090,910

Software - 1.1%
Appier Group, Inc.*	260,000	2,690,277

Total Japan		4,781,187

Netherlands - 2.0%

Semiconductors & Semiconductor Equipment - 2.0%
ASML Holding NV, Registered shares	5,204	5,050,326

South Korea - 4.6%

Interactive Media & Services - 1.6%
NAVER Corp.	28,223	3,928,684

Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix, Inc.	30,528	4,149,767

Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co. Ltd.	57,389	3,512,612

Total South Korea		11,591,063

Sweden - 0.9%

Electronic Equipment, Instruments & Components - 0.9%
Hexagon AB, Class B	182,219	2,159,171

Switzerland - 1.3%

Semiconductors & Semiconductor Equipment - 1.3%
STMicroelectronics NV	73,422	3,165,486

Taiwan - 6.8%

Semiconductors & Semiconductor Equipment - 6.8%
Alchip Technologies Ltd.	30,300	3,162,217
AP Memory Technology Corp.	238,000	2,985,830
eMemory Technology, Inc.	42,000	3,267,767
Faraday Technology Corp.	313,200	3,366,532
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,048	4,224,080

Total Taiwan		17,006,426

United Kingdom - 1.7%

Biotechnology - 0.4%
Exscientia PLC, ADR*(a)	186,080	1,064,378

Software - 1.3%
Darktrace PLC*	587,524	3,241,884

Total United Kingdom		4,306,262

United States - 76.9%

Aerospace & Defense - 1.9%
AeroVironment, Inc.*	17,324	2,655,423
Lockheed Martin Corp.	4,529	2,060,106

Total Aerospace & Defense		4,715,529

Automobile Components - 0.5%
Luminar Technologies, Inc.*(a)	656,108	1,292,533

Automobiles - 0.7%
Tesla, Inc.*	9,721	1,708,855

Biotechnology - 1.5%
Recursion Pharmaceuticals, Inc., Class A*(a)	382,128	3,809,816

Broadline Retail - 1.2%
Amazon.com, Inc.*	17,241	3,109,932

Electrical Equipment - 0.6%
Stem, Inc.*(a)	737,253	1,614,584

Entertainment - 1.0%
ROBLOX Corp., Class A*	65,167	2,488,076

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	8,037	3,207,486

Health Care Technology - 1.7%
Schrodinger, Inc.*	75,490	2,038,230
Simulations Plus, Inc.(a)	53,313	2,193,830

Total Health Care Technology		4,232,060

Insurance - 1.0%
Lemonade, Inc.*(a)	146,724	2,407,741

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	32,432	4,894,962
Meta Platforms, Inc., Class A	12,692	6,162,981

Total Interactive Media & Services		11,057,943

IT Services - 4.6%
Cloudflare, Inc., Class A*	39,691	3,843,279
MongoDB, Inc.*	6,667	2,391,053
Snowflake, Inc., Class A*	15,660	2,530,656
Twilio, Inc., Class A*	42,065	2,572,275

Total IT Services		11,337,263

Life Sciences Tools & Services - 1.2%
Illumina, Inc.*	21,210	2,912,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2024

Investments	Shares	Value
Machinery - 2.2%
Deere & Co.	5,639	$2,316,163
Symbotic, Inc.*	67,908	3,055,860

Total Machinery		5,372,023

Semiconductors & Semiconductor Equipment - 23.8%
Advanced Micro Devices, Inc.*	25,511	4,604,480
Ambarella, Inc.*	53,131	2,697,461
Analog Devices, Inc.	17,555	3,472,204
ARM Holdings PLC, ADR*	59,875	7,483,776
CEVA, Inc.*	66,120	1,501,585
GLOBALFOUNDRIES, Inc.*	64,828	3,378,187
Intel Corp.	53,691	2,371,532
Lattice Semiconductor Corp.*	53,122	4,155,734
Microchip Technology, Inc.	39,048	3,502,996
Micron Technology, Inc.	40,189	4,737,881
NVIDIA Corp.	6,259	5,655,382
ON Semiconductor Corp.*	44,899	3,302,321
QUALCOMM, Inc.	28,436	4,814,215
Synaptics, Inc.*	35,727	3,485,526
Teradyne, Inc.	34,337	3,874,244

Total Semiconductors & Semiconductor Equipment		59,037,524

Software - 27.6%
Adobe, Inc.*	3,494	1,763,072
Altair Engineering, Inc., Class A*	30,779	2,651,611
ANSYS, Inc.*	8,589	2,981,757
Atlassian Corp., Class A*	14,201	2,770,757
Autodesk, Inc.*	11,890	3,096,394
C3.ai, Inc., Class A*(a)	95,456	2,583,994
Cadence Design Systems, Inc.*	11,566	3,600,265
Cerence, Inc.*	151,191	2,381,258
Crowdstrike Holdings, Inc., Class A*	13,978	4,481,207
CS Disco, Inc.*	226,937	1,844,998
Datadog, Inc., Class A*	24,155	2,985,558
Dynatrace, Inc.*	55,819	2,592,234
Elastic NV*	32,858	3,293,686
Gitlab, Inc., Class A*	46,850	2,732,292
Microsoft Corp.	10,731	4,514,746
PROS Holdings, Inc.*	72,393	2,630,038
PTC, Inc.*	13,796	2,606,616
Samsara, Inc., Class A*	104,322	3,942,328
SentinelOne, Inc., Class A*	131,392	3,062,748
ServiceNow, Inc.*	3,945	3,007,668
Synopsys, Inc.*	5,830	3,331,845
UiPath, Inc., Class A*	144,967	3,286,402
Unity Software, Inc.*	92,951	2,481,792

Total Software		68,623,266

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	12,246	2,099,944
IonQ, Inc.*(a)	196,282	1,960,857

Total Technology Hardware, Storage & Peripherals		4,060,801

Total United States		190,987,989

TOTAL COMMON STOCKS (Cost: $226,924,965)		248,292,332

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(b) (Cost: $12,944,614)	12,944,614	12,944,614

TOTAL INVESTMENTS IN SECURITIES - 105.1% (Cost: $239,869,579)		261,236,946
Other Assets less Liabilities - (5.1)%		(12,772,368)

NET ASSETS - 100.0%		$248,464,578

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,322,794 and the total market value of the collateral held by the Fund was $13,823,955. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $879,341.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$248,292,332	$—	$—	$248,292,332
Investment of Cash Collateral for Securities Loaned	—	12,944,614	—	12,944,614

Total Investments in Securities	$248,292,332	$12,944,614	$—	$261,236,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.5%

Metals & Mining - 3.5%
IGO Ltd.	2,819	$13,002
Mineral Resources Ltd.	1,473	68,105
Pilbara Minerals Ltd.(a)	21,223	53,030
Syrah Resources Ltd.*	45,370	14,652

Total Australia		148,789

Belgium - 0.6%

Chemicals - 0.6%
Umicore SA	1,131	24,424

Canada - 1.6%

Electrical Equipment - 1.6%
Ballard Power Systems, Inc.*(a)	25,230	70,139

Chile - 0.7%

Electrical Equipment - 0.7%
Sociedad Quimica y Minera de Chile SA, ADR(a)	634	31,167

China - 20.7%

Automobiles - 0.1%
BYD Co. Ltd., Class A	100	2,797

Chemicals - 6.7%
CNGR Advanced Material Co. Ltd., Class A	6,200	45,558
Do-Fluoride New Materials Co. Ltd., Class A	10,380	20,273
Ganfeng Lithium Group Co. Ltd., Class A	2,400	12,019
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,600	35,517
Guizhou Red Star Developing Co. Ltd., Class A	2,900	4,234
Ningbo Shanshan Co. Ltd., Class A	7,500	12,117
Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,605	17,540
Shenzhen Capchem Technology Co. Ltd., Class A	3,940	18,668
Shenzhen Dynanonic Co. Ltd., Class A	1,880	9,886
Shenzhen Senior Technology Material Co. Ltd., Class A	9,900	15,108
Sichuan Yahua Industrial Group Co. Ltd., Class A	5,100	7,284
Tianqi Lithium Corp., Class A	3,100	20,482
Wanhua Chemical Group Co. Ltd., Class A	600	6,843
Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,200	37,103
Yunnan Energy New Material Co. Ltd., Class A	2,100	12,018
Zangge Mining Co. Ltd., Class A	3,100	13,462

Total Chemicals		288,112

Electrical Equipment - 10.6%
Beijing Easpring Material Technology Co. Ltd., Class A	5,500	29,703
Camel Group Co. Ltd., Class A	75,700	81,222
Contemporary Amperex Technology Co. Ltd., Class A	440	11,524
Eve Energy Co. Ltd., Class A	1,900	10,248
Fangda Carbon New Material Co. Ltd., Class A*	8,300	5,522
Gotion High-tech Co. Ltd., Class A*	7,700	21,476
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,900	10,797
Guangzhou Zhiguang Electric Co. Ltd., Class A	8,300	6,631
Hunan Changyuan Lico Co. Ltd., Class A	30,155	22,262
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,200	21,643
Jiangxi Special Electric Motor Co. Ltd., Class A*	6,000	7,834
NARI Technology Co. Ltd., Class A	11,104	37,225
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,377	13,284
Qingdao TGOOD Electric Co. Ltd., Class A	26,500	70,480
Shenzhen Clou Electronics Co. Ltd., Class A*	18,400	10,796
Sungrow Power Supply Co. Ltd., Class A	1,700	24,304
Sunwoda Electronic Co. Ltd., Class A	5,600	10,690
Zhejiang Narada Power Source Co. Ltd., Class A*	38,900	60,972

Total Electrical Equipment		456,613

Electronic Equipment, Instruments & Components - 0.1%
Shenzhen Deren Electronic Co. Ltd., Class A*	2,800	3,116

Energy Equipment & Services - 0.1%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	10,200	5,114

Industrial Conglomerates - 0.3%
China Baoan Group Co. Ltd., Class A	10,000	14,600

Metals & Mining - 2.8%
Baotailong New Materials Co. Ltd., Class A*	11,100	3,837
GEM Co. Ltd., Class A	56,800	49,130
Nanjing Hanrui Cobalt Co. Ltd., Class A	5,800	19,252
Tibet Mineral Development Co., Class A	4,300	12,864
Xiamen Tungsten Co. Ltd., Class A	5,500	14,780
Youngy Co. Ltd., Class A	1,500	8,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2024

Investments	Shares	Value
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,600	$13,447

Total Metals & Mining		121,312

Total China		891,664

Finland - 2.6%

Machinery - 2.6%
Wartsila OYJ Abp	7,468	113,642

France - 3.4%

Aerospace & Defense - 1.4%
Airbus SE	340	62,688

Construction Materials - 0.6%
Imerys SA	757	25,819

Electrical Equipment - 0.6%
Schneider Electric SE	124	28,076

Independent Power & Renewable Electricity Producers - 0.5%
Neoen SA(b)	707	20,036

Metals & Mining - 0.3%
Eramet SA(a)	149	11,337

Total France		147,956

Germany - 9.3%

Automobiles - 2.7%
Bayerische Motoren Werke AG	841	97,150
Mercedes-Benz Group AG	261	20,805

Total Automobiles		117,955

Industrial Conglomerates - 1.7%
Siemens AG, Registered Shares	390	74,535

Metals & Mining - 0.5%
Aurubis AG	296	20,837

Multi-Utilities - 3.8%
E.ON SE	11,663	162,300

Semiconductors & Semiconductor Equipment - 0.6%
SMA Solar Technology AG*	450	26,001

Total Germany		401,628

Indonesia - 1.2%

Metals & Mining - 1.2%
Aneka Tambang Tbk. PT	102,000	10,293
Nickel Industries Ltd.	32,264	17,050
Vale Indonesia Tbk. PT	92,400	23,719

Total Indonesia		51,062

Japan - 15.6%

Automobile Components - 0.5%
Denso Corp.	1,100	20,954

Automobiles - 1.0%
Honda Motor Co. Ltd., ADR(a)	517	19,248
Toyota Motor Corp.(a)	900	22,550

Total Automobiles		41,798

Building Products - 0.4%
Central Glass Co. Ltd.	900	17,257

Chemicals - 2.0%
Asahi Kasei Corp.	2,100	15,430
Resonac Holdings Corp.	800	19,167
Teijin Ltd.	1,600	14,906
Tokai Carbon Co. Ltd.	3,200	21,074
UBE Corp.	1,000	18,015

Total Chemicals		88,592

Construction & Engineering - 1.0%
Chiyoda Corp.*	8,200	21,726
Shimizu Corp.	3,000	19,832

Total Construction & Engineering		41,558

Electrical Equipment - 2.2%
GS Yuasa Corp.	2,500	51,967
Nippon Carbon Co. Ltd.	500	17,609
W-Scope Corp.*(a)	7,400	26,941

Total Electrical Equipment		96,517

Electronic Equipment, Instruments & Components - 1.8%
TDK Corp.	1,600	79,088

Household Durables - 1.1%
Panasonic Holdings Corp.	5,200	49,665

Industrial Conglomerates - 0.2%
Hitachi Ltd.	100	9,188

Machinery - 3.4%
Mitsubishi Heavy Industries Ltd.	16,000	153,134

Metals & Mining - 1.4%
Sumitomo Metal Mining Co. Ltd.	2,100	62,204

Oil, Gas & Consumable Fuels - 0.6%
ENEOS Holdings, Inc.	4,900	23,677

Total Japan		683,632

Jersey - 1.5%

Chemicals - 1.5%
Arcadium Lithium PLC*	15,147	65,284

Netherlands - 2.4%

Electrical Equipment - 1.7%
Alfen NV*(a)(b)	1,347	72,738

Metals & Mining - 0.7%
AMG Critical Materials NV	1,417	32,199

Total Netherlands		104,937

Russia - 0.0%

Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC*†	34	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2024

Investments	Shares	Value
MMC Norilsk Nickel PJSC, ADR*†	2	$0

Total Russia		0

South Korea - 7.6%

Automobiles - 0.5%
Hyundai Motor Co.	119	20,596

Chemicals - 0.8%
LG Chem Ltd.	50	16,305
Soulbrain Co. Ltd.	83	19,266

Total Chemicals		35,571

Commercial Services & Supplies - 1.1%
Sungeel Hitech Co. Ltd.*	687	46,081

Electrical Equipment - 3.5%
Doosan Fuel Cell Co. Ltd.*	3,552	54,088
Ecopro BM Co. Ltd.*	246	50,068
LG Energy Solution Ltd.*	84	24,646
LS Electric Co. Ltd.	310	22,520

Total Electrical Equipment		151,322

Electronic Equipment, Instruments & Components - 0.6%
Samsung SDI Co. Ltd.	80	27,989

Technology Hardware, Storage & Peripherals - 1.1%
CosmoAM&T Co. Ltd.*	384	45,638

Total South Korea		327,197

Switzerland - 1.0%

Electrical Equipment - 0.3%
ABB Ltd., Registered Shares	291	13,534

Electronic Equipment, Instruments & Components - 0.7%
Landis & Gyr Group AG	373	28,678

Total Switzerland		42,212

Taiwan - 2.1%

Electronic Equipment, Instruments & Components - 2.1%
Delta Electronics, Inc.	2,000	21,310
Simplo Technology Co. Ltd.	5,000	70,539

Total Taiwan		91,849

United Kingdom - 4.3%

Aerospace & Defense - 4.3%
Rolls-Royce Holdings PLC*	34,012	183,335

United States - 21.5%

Aerospace & Defense - 5.5%
Archer Aviation, Inc., Class A*(a)	28,276	130,635
Boeing Co.*	417	80,477
Lockheed Martin Corp.	35	15,920
TransDigm Group, Inc.	10	12,316

Total Aerospace & Defense		239,348

Automobile Components - 0.4%
Aptiv PLC*	212	16,886

Chemicals - 0.8%
Albemarle Corp.	264	34,779

Construction & Engineering - 0.6%
Primoris Services Corp.	615	26,181

Electrical Equipment - 5.3%
Bloom Energy Corp., Class A*(a)	13,600	152,864
Eaton Corp. PLC	73	22,826
EnerSys	478	45,152
GrafTech International Ltd.	5,420	7,479

Total Electrical Equipment		228,321

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	181	20,878
Belden, Inc.	249	23,060
TE Connectivity Ltd.	148	21,496

Total Electronic Equipment, Instruments & Components		65,434

Machinery - 0.4%
Microvast Holdings, Inc.*(a)	18,524	15,505

Metals & Mining - 0.9%
Ivanhoe Electric, Inc.*	3,998	39,180

Passenger Airlines - 3.4%
Joby Aviation, Inc.*(a)	27,081	145,154

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	93	18,394
Microchip Technology, Inc.	194	17,404
SolarEdge Technologies, Inc.*	512	36,342
Texas Instruments, Inc.	77	13,414

Total Semiconductors & Semiconductor Equipment		85,554

Software - 0.7%
Bentley Systems, Inc., Class B	186	9,713
C3.ai, Inc., Class A*(a)	716	19,382

Total Software		29,095

Total United States		925,437

TOTAL COMMON STOCKS (Cost: $4,679,121)		4,304,354

RIGHTS - 0.0%

Australia - 0.0%
Syrah Resources Ltd., expiring 4/3/24*† (Cost: $0)	4,448	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

March 31, 2024

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.7%

United States - 9.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(c) (Cost: $417,782)	417,782	$417,782

TOTAL INVESTMENTS IN SECURITIES - 109.3% (Cost: $5,096,903)		4,722,136
Other Assets less Liabilities - (9.3)%		(402,176)

NET ASSETS - 100.0%		$4,319,960

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $473,161 and the total market value of the collateral held by the Fund was $495,997. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $78,215.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$486,920	$—	$0	*	$486,920
Other	3,817,434	—	—		3,817,434
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	417,782	—		417,782

Total Investments in Securities	$4,304,354	$417,782	$0		$4,722,136

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 0.7%

Chemicals - 0.7%
Nufarm Ltd.	5,331	$19,129

Austria - 0.3%

Chemicals - 0.3%
Lenzing AG*	200	6,923

Belgium - 1.2%

Chemicals - 1.2%
Solvay SA(a)	252	6,886
Syensqo SA*	242	22,942

Total Belgium		29,828

Canada - 0.8%

Chemicals - 0.8%
Nutrien Ltd.	392	21,290

Denmark - 3.4%

Biotechnology - 0.9%
Genmab AS, ADR*	729	21,804

Chemicals - 2.5%
Novonesis (Novozymes) B, Class B	1,107	64,947

Total Denmark		86,751

Germany - 3.1%

Biotechnology - 1.2%
BioNTech SE, ADR*	225	20,756
CureVac NV*(a)	3,132	9,490

Total Biotechnology		30,246

Life Sciences Tools & Services - 0.9%
Evotec SE*	1,478	23,098

Oil, Gas & Consumable Fuels - 0.5%
Verbio SE	539	12,254

Pharmaceuticals - 0.5%
Bayer AG, Registered Shares	439	13,479

Total Germany		79,077

Japan - 1.2%

Biotechnology - 0.3%
Takara Bio, Inc.	1,400	8,973

Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co. Ltd.	792	21,895

Total Japan		30,868

Netherlands - 0.5%

Biotechnology - 0.5%
uniQure NV*	2,728	14,186

Sweden - 0.8%

Biotechnology - 0.8%
Vitrolife AB	1,044	19,625

Switzerland - 2.6%

Biotechnology - 1.5%
CRISPR Therapeutics AG*(a)	566	38,578

Pharmaceuticals - 1.1%
Novartis AG, Registered Shares	301	29,198

Total Switzerland		67,776

United Kingdom - 1.8%

Biotechnology - 0.5%
Genus PLC	574	12,798

Life Sciences Tools & Services - 0.3%
Oxford Nanopore Technologies PLC*	4,734	7,266

Pharmaceuticals - 1.0%
AstraZeneca PLC, ADR	380	25,745

Total United Kingdom		45,809

United States - 83.5%

Biotechnology - 52.0%
2seventy bio, Inc.*(a)	4,019	21,502
Agenus, Inc.*	20,602	11,949
Agios Pharmaceuticals, Inc.*	1,359	39,737
Allogene Therapeutics, Inc.*(a)	5,542	24,773
Alnylam Pharmaceuticals, Inc.*	144	21,521
Amgen, Inc.	106	30,138
Amicus Therapeutics, Inc.*	2,846	33,526
Arcturus Therapeutics Holdings, Inc.*	1,125	37,991
Arrowhead Pharmaceuticals, Inc.*	923	26,398
Beam Therapeutics, Inc.*	961	31,751
Biogen, Inc.*	95	20,485
BioMarin Pharmaceutical, Inc.*	287	25,067
Blueprint Medicines Corp.*	610	57,865
Bridgebio Pharma, Inc.*	1,493	46,164
Caribou Biosciences, Inc.*	5,588	28,722
Editas Medicine, Inc.*	4,055	30,088
Exact Sciences Corp.*	436	30,110
Fate Therapeutics, Inc.*	10,475	76,886
Geron Corp.*	16,819	55,503
Gilead Sciences, Inc.	322	23,587
Intellia Therapeutics, Inc.*	771	21,210
Ionis Pharmaceuticals, Inc.*	710	30,778
Iovance Biotherapeutics, Inc.*	6,184	91,647
Moderna, Inc.*	186	19,820
Myriad Genetics, Inc.*	1,379	29,400
Natera, Inc.*	577	52,772
Precigen, Inc.*(a)	6,486	9,405
Regeneron Pharmaceuticals, Inc.*	33	31,762
REGENXBIO, Inc.*	1,502	31,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2024

Investments	Shares	Value
Sarepta Therapeutics, Inc.*	233	$30,164
Stoke Therapeutics, Inc.*(a)	2,287	30,874
Twist Bioscience Corp.*	2,294	78,707
Ultragenyx Pharmaceutical, Inc.*	774	36,138
United Therapeutics Corp.*	118	27,107
Veracyte, Inc.*	1,331	29,495
Vericel Corp.*	991	51,552
Vertex Pharmaceuticals, Inc.*	79	33,023
Verve Therapeutics, Inc.*	2,096	27,835

Total Biotechnology		1,337,099

Chemicals - 5.4%
Corteva, Inc.	461	26,586
Dow, Inc.	511	29,602
DuPont de Nemours, Inc.	390	29,901
FMC Corp.	285	18,155
Ginkgo Bioworks Holdings, Inc.*(a)	23,338	27,072
Origin Materials, Inc.*	17,247	8,796

Total Chemicals		140,112

Food Products - 3.7%
Archer-Daniels-Midland Co.	351	22,046
Beyond Meat, Inc.*	2,085	17,264
Darling Ingredients, Inc.*	553	25,720
Tyson Foods, Inc., Class A	497	29,189

Total Food Products		94,219

Health Care Providers & Services - 2.1%
Laboratory Corp. of America Holdings	121	26,434
NeoGenomics, Inc.*	1,787	28,091

Total Health Care Providers & Services		54,525

Health Care Technology - 1.1%
Schrodinger, Inc.*	997	26,919

Life Sciences Tools & Services - 10.2%
10X Genomics, Inc., Class A*	550	20,641
Agilent Technologies, Inc.	202	29,393
Bio-Rad Laboratories, Inc., Class A*	61	21,098
Bio-Techne Corp.	327	23,018
Danaher Corp.	131	32,713
Illumina, Inc.*	130	17,852
Pacific Biosciences of California, Inc.*	2,593	9,724
Qiagen NV*	608	26,138
Repligen Corp.*	167	30,715
Revvity, Inc.	212	22,260
Thermo Fisher Scientific, Inc.	50	29,060

Total Life Sciences Tools & Services		262,612

Oil, Gas & Consumable Fuels - 1.7%
Gevo, Inc.*(a)	26,115	20,075
Green Plains, Inc.*	1,002	23,166

Total Oil, Gas & Consumable Fuels		43,241

Pharmaceuticals - 7.3%
Catalent, Inc.*	590	33,306
Eli Lilly & Co.	66	51,345
Johnson & Johnson	167	26,418
Merck & Co., Inc.	239	31,536
Pfizer, Inc.	697	19,342
Zoetis, Inc.	159	26,904

Total Pharmaceuticals		188,851

Total United States		2,147,578

TOTAL COMMON STOCKS (Cost: $3,193,492)		2,568,840

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(b) (Cost: $132,241)	132,241	132,241

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $3,325,733)		2,701,081
Other Assets less Liabilities - (5.0)%		(128,217)

NET ASSETS - 100.0%		$2,572,864

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $169,640 and the total market value of the collateral held by the Fund was $182,529. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,288.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,568,840	$—	$—	$2,568,840
Investment of Cash Collateral for Securities Loaned	—	132,241	—	132,241

Total Investments in Securities	$2,568,840	$132,241	$—	$2,701,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.4%

IT Services - 1.4%
Shopify, Inc., Class A*	122,910	$9,484,965

Israel - 3.2%

IT Services - 1.7%
Wix.com Ltd.*	78,191	10,749,699

Software - 1.5%
JFrog Ltd.*	222,629	9,844,654

Total Israel		20,594,353

United States - 95.3%

Financial Services - 7.0%
AvidXchange Holdings, Inc.*	815,236	10,720,353
Block, Inc.*	152,324	12,883,564
PayPal Holdings, Inc.*	167,791	11,240,319
Toast, Inc., Class A*(a)	445,501	11,101,885

Total Financial Services		45,946,121

Health Care Technology - 2.9%
Definitive Healthcare Corp.*(a)	1,002,168	8,087,496
Veeva Systems, Inc., Class A*	45,680	10,583,599

Total Health Care Technology		18,671,095

Interactive Media & Services - 1.4%
ZoomInfo Technologies, Inc.*	567,611	9,098,804

IT Services - 12.9%
BigCommerce Holdings, Inc., Series 1*	1,157,420	7,974,624
Cloudflare, Inc., Class A*	100,813	9,761,723
DigitalOcean Holdings, Inc.*(a)	247,767	9,459,744
Fastly, Inc., Class A*(a)	632,509	8,203,642
MongoDB, Inc.*	21,429	7,685,297
Okta, Inc.*	112,126	11,730,622
Snowflake, Inc., Class A*	43,249	6,989,038
Squarespace, Inc., Class A*	316,234	11,523,567
Twilio, Inc., Class A*	170,742	10,440,873

Total IT Services		83,769,130

Professional Services - 3.1%
Paycom Software, Inc.	52,195	10,387,327
Paylocity Holding Corp.*	56,261	9,669,016

Total Professional Services		20,056,343

Software - 68.0%
Adobe, Inc.*	18,255	9,211,473
Amplitude, Inc., Class A*	706,123	7,682,618
Appfolio, Inc., Class A*	42,739	10,545,421
Asana, Inc., Class A*(a)	524,805	8,129,229
Atlassian Corp., Class A*	48,069	9,378,743
AvePoint, Inc.*	1,247,686	9,881,673
Bill Holdings, Inc.*	157,407	10,817,009
BlackLine, Inc.*	173,481	11,203,403
Box, Inc., Class A*	383,735	10,867,375
Braze, Inc., Class A*	172,511	7,642,237
C3.ai, Inc., Class A*(a)	347,750	9,413,593
Clearwater Analytics Holdings, Inc., Class A*	506,206	8,954,784
Confluent, Inc., Class A*	293,852	8,968,363
Crowdstrike Holdings, Inc., Class A*	30,302	9,714,518
Datadog, Inc., Class A*	77,383	9,564,539
DocuSign, Inc.*	198,197	11,802,631
Dropbox, Inc., Class A*	398,216	9,676,649
Elastic NV*	77,078	7,726,299
Five9, Inc.*	137,634	8,548,448
Freshworks, Inc., Class A*	482,588	8,787,928
Gitlab, Inc., Class A*	136,089	7,936,710
HubSpot, Inc.*	16,264	10,190,372
Klaviyo, Inc., Class A*	334,315	8,518,346
Monday.com Ltd.*	44,356	10,018,690
nCino, Inc.*(a)	331,210	12,380,630
Olo, Inc., Class A*	1,674,976	9,195,618
PagerDuty, Inc.*	419,185	9,507,116
Procore Technologies, Inc.*	131,568	10,810,943
Q2 Holdings, Inc.*	234,918	12,347,290
Qualys, Inc.*	60,654	10,121,333
RingCentral, Inc., Class A*	326,332	11,336,774
Salesforce, Inc.	34,418	10,366,013
Samsara, Inc., Class A*	289,860	10,953,809
SentinelOne, Inc., Class A*	337,279	7,861,974
ServiceNow, Inc.*	13,126	10,007,262
Smartsheet, Inc., Class A*	228,800	8,808,800
Sprinklr, Inc., Class A*	789,813	9,691,006
Sprout Social, Inc., Class A*(a)	154,644	9,233,793
Tenable Holdings, Inc.*	195,707	9,673,797
UiPath, Inc., Class A*(a)	400,272	9,074,166
Workday, Inc., Class A*	32,932	8,982,203
Workiva, Inc.*	106,415	9,023,992
Yext, Inc.*	1,583,171	9,546,521
Zoom Video Communications, Inc., Class A*	161,212	10,538,428
Zscaler, Inc.*	39,491	7,607,151
Zuora, Inc., Class A*	1,193,992	10,889,207

Total Software		443,138,877

Total United States		620,680,370

TOTAL COMMON STOCKS (Cost: $819,241,252)		650,759,688

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(b) (Cost: $8,708,422)	8,708,422	8,708,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2024

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $827,949,674)	$659,468,110
Other Assets less Liabilities - (1.3)%	(8,242,609)

NET ASSETS - 100.0%	$651,225,501

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2024. At March 31, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,730,656 and the total market value of the collateral held by the Fund was $54,653,629. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,945,207.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$650,759,688	$—	$—	$650,759,688
Investment of Cash Collateral for Securities Loaned	—	8,708,422	—	8,708,422

Total Investments in Securities	$650,759,688	$8,708,422	$—	$659,468,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.7%

China - 1.5%

Software - 1.5%
Shanghai Information2 Software, Inc., Class A*	321,470	$1,644,012

Israel - 4.2%

Software - 4.2%
Check Point Software Technologies Ltd.*	27,793	4,558,330

Japan - 4.7%

Software - 4.7%
Digital Arts, Inc.	18,800	544,703
Trend Micro, Inc.	88,100	4,558,532

Total Japan		5,103,235

South Korea - 0.8%

Software - 0.8%
Ahnlab, Inc.	18,082	899,903

United Kingdom - 3.0%

Software - 3.0%
Darktrace PLC*	579,220	3,196,064

United States - 85.5%

Communications Equipment - 4.0%
F5, Inc.*	22,806	4,323,789

IT Services - 17.5%
Akamai Technologies, Inc.*	39,013	4,243,054
Cloudflare, Inc., Class A*	53,922	5,221,267
Fastly, Inc., Class A*	326,081	4,229,271
Okta, Inc.*	48,717	5,096,772

Total IT Services		18,790,364

Software - 64.0%
CommVault Systems, Inc.*	44,109	4,473,976
Crowdstrike Holdings, Inc., Class A*	16,483	5,284,285
CyberArk Software Ltd.*	16,806	4,464,178
Datadog, Inc., Class A*	44,213	5,464,727
Elastic NV*	50,869	5,099,109
Fortinet, Inc.*	74,352	5,078,985
HashiCorp, Inc., Class A*	206,453	5,563,908
Palo Alto Networks, Inc.*	18,965	5,388,525
Qualys, Inc.*	26,223	4,375,832
Rapid7, Inc.*	99,488	4,878,892
SentinelOne, Inc., Class A*	200,131	4,665,054
Tenable Holdings, Inc.*	116,296	5,748,511
Varonis Systems, Inc.*	65,697	3,098,927
Zscaler, Inc.*	26,976	5,196,387

Total Software		68,781,296

Total United States		91,895,449

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $102,815,364)		107,296,993
Other Assets less Liabilities - 0.3%		274,653

NET ASSETS - 100.0%		$107,571,646

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

March 31, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31,2024 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$107,296,993	$—	$—	$107,296,993

Total Investments in Securities	$107,296,993	$—	$—	$107,296,993

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CLP	Chilean peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.